UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust

(Exact name of registrant as specified in charter)

3333 Warrenville Road Suite #350

Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Christian Magoon Amplify ETF Trust

3333 Warrenville Road Suite #350

Lisle, IL 60532

(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Amplify AI Powered Equity ETF
AIEQ (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify AI Powered Equity ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify AI Powered Equity ETF	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,319,454
Number of Holdings	161
Net Advisory Fee	$437,316
Portfolio Turnover	312%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
NVIDIA Corp.	7.5%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Alphabet, Inc. - Class A	3.3%
Amazon.com, Inc.	3.1%
Alphabet, Inc. - Class C	2.4%
Broadcom, Inc.	2.1%
Meta Platforms, Inc. - Class A	2.0%
JPMorgan Chase & Co.	1.7%
Berkshire Hathaway, Inc. - Class B	1.6%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify AI Powered Equity ETF	PAGE 1	TSR-SAR-032108565

Amplify Alternative Harvest ETF
MJ (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Alternative Harvest ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Alternative Harvest ETF	$15	0.37%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$115,731,523
Number of Holdings	12
Net Advisory Fee	$272,722
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Amplify Seymour Cannabis ETF	49.0%
First American Government Obligations Fund - Class X	26.2%
Tilray Brands, Inc.	14.2%
Cronos Group, Inc.	8.4%
Canopy Growth Corp.	7.0%
SNDL, Inc.	6.1%
Village Farms International, Inc.	5.6%
Aurora Cannabis, Inc.	3.5%
High Tide, Inc.	3.4%
Organigram Global, Inc.	2.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Alternative Harvest ETF	PAGE 1	TSR-SAR-032108474

Amplify Bitcoin 2% Monthly Option Income ETF
BITY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Bitcoin 2% Monthly Option Income ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Bitcoin 2% Monthly Option Income ETF	$26	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$11,354,763
Number of Holdings	6
Net Advisory Fee	$51,087
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Bill	35.4%
iShares Bitcoin Trust ETF	23.4%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50	11.2%
Invesco Government & Agency Portfolio - Institutional Class	0.2%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 04/07/2026; Exercise Price: $169.58 (Short)	-0.4%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50 (Short)	-10.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Bitcoin 2% Monthly Option Income ETF	PAGE 1	TSR-SAR-032108458

Amplify Bitcoin Max Income Covered Call ETF
BAGY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Bitcoin Max Income Covered Call ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Bitcoin Max Income Covered Call ETF	$26	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$10,855,809
Number of Holdings	5
Net Advisory Fee	$38,835
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Bill	27.8%
Invesco Government & Agency Portfolio - Institutional Class	20.4%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50	15.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 04/07/2026; Exercise Price: $169.34 (Short)	-0.6%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50 (Short)	-13.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Bitcoin Max Income Covered Call ETF	PAGE 1	TSR-SAR-032108466

Amplify BlackSwan Growth & Treasury Core ETF
SWAN (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify BlackSwan Growth & Treasury Core ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlackSwan Growth & Treasury Core ETF	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$355,792,290
Number of Holdings	13
Net Advisory Fee	$903,277
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	8.9%
United States Treasury Note/Bond	8.9%
United States Treasury Note/Bond	8.9%
United States Treasury Note/Bond	8.9%
United States Treasury Note/Bond	8.9%
United States Treasury Note/Bond	8.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlackSwan Growth & Treasury Core ETF	PAGE 1	TSR-SAR-032108888

Amplify BlackSwan ISWN ETF
ISWN (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify BlackSwan ISWN ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlackSwan ISWN ETF	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$33,813,541
Number of Holdings	13
Net Advisory Fee	$83,859
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Note/Bond	8.7%
United States Treasury Note/Bond	8.7%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlackSwan ISWN ETF	PAGE 1	TSR-SAR-032108821

Amplify Blockchain Technology ETF
BLOK (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Blockchain Technology ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Blockchain Technology ETF	$30	0.70%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$925,189,979
Number of Holdings	55
Net Advisory Fee	$4,182,116
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	7.4%
Terawulf, Inc.	3.8%
Galaxy Digital, Inc. - Class A	3.7%
NU Holdings Ltd. - Class A	3.6%
Hut 8 Corp.	3.5%
Cipher Digital, Inc.	3.5%
Coinbase Global, Inc. - Class A	3.4%
Robinhood Markets, Inc. - Class A	3.3%
International Business Machines Corp.	3.2%
Opera Ltd.	3.2%
Industry Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Fund Name Change:
Effective on October 13, 2025, BLOK’s  name changed to the Amplify Blockchain Technology ETF.
Other Material Fund Changes:
Effective October 13, 2025, BLOK’s investment policy changed to reflect the fund’s investment in equity securities of companies actively involved in the development and utilization of blockchain technologies.
Amplify Blockchain Technology ETF	PAGE 1	TSR-SAR-032108607

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Blockchain Technology ETF	PAGE 2	TSR-SAR-032108607

Amplify Bloomberg AI Value Chain ETF
AIVC (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Bloomberg AI Value Chain ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Bloomberg AI Value Chain ETF	$31	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$34,107,962
Number of Holdings	45
Net Advisory Fee	$101,980
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Lumentum Holdings, Inc.	4.2%
DigitalOcean Holdings, Inc.	4.1%
Ciena Corp.	3.7%
Western Digital Corporation	3.4%
Dell Technologies, Inc. - Class C	3.0%
Samsung Electronics Co. Ltd.	2.9%
Coherent Corp.	2.9%
Monolithic Power Systems, Inc.	2.7%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.6%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Bloomberg AI Value Chain ETF	PAGE 1	TSR-SAR-032108573

Amplify BlueStar Israel Technology ETF
ITEQ (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify BlueStar Israel Technology ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlueStar Israel Technology ETF	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$106,720,941
Number of Holdings	59
Net Advisory Fee	$380,668
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Elbit Systems Ltd.	13.7%
First American Government Obligations Fund - Class X	11.0%
Tower Semiconductor Ltd.	8.7%
Check Point Software Technologies Ltd.	5.8%
Nova Ltd.	5.2%
Nice Ltd.	5.0%
Next Vision Stabilized Systems Ltd.	4.4%
Amdocs Ltd.	3.9%
Ormat Technologies, Inc.	3.8%
Enlight Renewable Energy Ltd.	3.8%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify BlueStar Israel Technology ETF	PAGE 1	TSR-SAR-032108599

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlueStar Israel Technology ETF	PAGE 2	TSR-SAR-032108599

Amplify Cash Flow Dividend Leaders ETF
COWS (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Cash Flow Dividend Leaders ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Cash Flow Dividend Leaders ETF	$4	0.08%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$30,369,568
Number of Holdings	41
Net Advisory Fee	$10,128
Portfolio Turnover	228%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Cheniere Energy, Inc.	3.2%
Delta Air Lines, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.1%
Range Resources Corp.	3.0%
TD SYNNEX Corp.	3.0%
Allison Transmission Holdings, Inc.	2.9%
Cigna Group	2.9%
Roper Technologies, Inc.	2.8%
Owens Corning	2.8%
EQT Corp.	2.8%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment):
Amplify Investments LLC has agreed to waive its management fees so that the COWS total annual operating expenses will not exceed 0.19% of assets under management, for assets up to $100 million, through January 28, 2027.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Cash Flow Dividend Leaders ETF	PAGE 1	TSR-SAR-032108698

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Cash Flow Dividend Leaders ETF	PAGE 2	TSR-SAR-032108698

Amplify CEF High Income ETF
YYY (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify CEF High Income ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CEF High Income ETF	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$662,596,601
Number of Holdings	61
Net Advisory Fee	$1,659,121
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Tortoise Energy Infrastructure Corp.	4.1%
Royce Small-Cap Trust, Inc.	3.3%
BlackRock Capital Allocation Term Trust	3.3%
abrdn Total Dynamic Dividend Fund	3.3%
DoubleLine Income Solutions Fund	3.3%
Nuveen Floating Rate Income Fund	3.2%
abrdn Healthcare Investors	3.1%
BlackRock ESG Capital Allocation Term Trust	3.0%
Nuveen Credit Strategies Income Fund	2.9%
Western Asset Diversified Income Fund	2.9%
*	Percentages are stated as a percent of net assets.
Fund Name Change:
Effective on October 13, 2025, YYY’s name changed to the Amplify CEF High Income ETF.
Other Material Fund Changes:
Effective September 2, 2025, YYY’s underlying index name changed to the Nasdaq CEF High Income Index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify CEF High Income ETF	PAGE 1	TSR-SAR-032108847

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CEF High Income ETF	PAGE 2	TSR-SAR-032108847

Amplify COWS Covered Call ETF
HCOW (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify COWS Covered Call ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify COWS Covered Call ETF	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$14,518,359
Number of Holdings	99
Net Advisory Fee	$42,901
Portfolio Turnover	335%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Amplify Cash Flow Dividend Leaders ETF	4.2%
Cheniere Energy, Inc.	3.1%
Delta Air Lines, Inc.	3.1%
Dell Technologies, Inc. - Class C	3.0%
Range Resources Corp.	2.9%
TD SYNNEX Corp.	2.9%
Allison Transmission Holdings, Inc.	2.8%
Cigna Group	2.8%
Owens Corning	2.7%
Roper Technologies, Inc.	2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify COWS Covered Call ETF	PAGE 1	TSR-SAR-032108680

Amplify CWP Enhanced Dividend Income ETF
DIVO (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify CWP Enhanced Dividend Income ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP Enhanced Dividend Income ETF	$28	0.54%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$6,625,279,196
Number of Holdings	34
Net Advisory Fee	$16,001,214
Portfolio Turnover	43%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
RTX Corp.	5.3%
Microsoft Corp.	5.1%
Caterpillar, Inc.	5.0%
JPMorgan Chase & Co.	4.9%
Goldman Sachs Group, Inc.	4.9%
Apple, Inc.	4.9%
American Express Co.	4.9%
Chevron Corp.	4.8%
TJX Cos., Inc.	4.7%
Amplify Samsung SOFR ETF	4.4%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify CWP Enhanced Dividend Income ETF	PAGE 1	TSR-SAR-032108409

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP Enhanced Dividend Income ETF	PAGE 2	TSR-SAR-032108409

Amplify CWP Growth & Income ETF
QDVO (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify CWP Growth & Income ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP Growth & Income ETF	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$584,844,861
Number of Holdings	50
Net Advisory Fee	$1,396,589
Portfolio Turnover	86%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
NVIDIA Corp.	10.8%
Apple, Inc.	10.1%
Microsoft Corp.	7.9%
Alphabet, Inc. - Class A	7.8%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc. - Class A	4.0%
Tesla, Inc.	3.9%
Broadcom, Inc.	3.8%
Invesco Government & Agency Portfolio - Institutional Class	3.5%
Amplify Samsung SOFR ETF	2.7%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify CWP Growth & Income ETF	PAGE 1	TSR-SAR-032108524

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP Growth & Income ETF	PAGE 2	TSR-SAR-032108524

Amplify CWP International Enhanced Dividend Income ETF
IDVO (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify CWP International Enhanced Dividend Income ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP International Enhanced Dividend Income ETF	$34	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,026,488,236
Number of Holdings	66
Net Advisory Fee	$2,296,342
Portfolio Turnover	60%
Amplify CWP International Enhanced Dividend Income ETF	PAGE 1	TSR-SAR-032108722

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	10.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Nutrien Ltd.	3.7%
Bank of Montreal	3.1%
Alibaba Group Holding Ltd.	2.9%
Cameco Corp.	2.9%
Mitsubishi UFJ Financial Group, Inc.	2.8%
Invesco Government & Agency Portfolio - Institutional Class	2.6%
America Movil SAB de CV	2.6%
AstraZeneca PLC	2.6%
Geographic Breakdown (%)
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP International Enhanced Dividend Income ETF	PAGE 2	TSR-SAR-032108722

Amplify Cybersecurity ETF
HACK (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Cybersecurity ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Cybersecurity ETF	$28	0.60%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,881,086,965
Number of Holdings	24
Net Advisory Fee	$6,334,015
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Broadcom, Inc.	6.8%
Palo Alto Networks, Inc.	5.8%
Cisco Systems, Inc.	5.8%
Cloudflare, Inc. - Class A	5.8%
Crowdstrike Holdings, Inc. - Class A	5.5%
Fastly, Inc. - Class A	5.5%
General Dynamics Corp.	5.0%
Fortinet, Inc.	5.0%
Northrop Grumman Corp.	4.5%
Okta, Inc.	4.5%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Cybersecurity ETF	PAGE 1	TSR-SAR-032108664

Amplify Digital Payments ETF
IPAY (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Digital Payments ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Digital Payments ETF	$33	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$162,134,041
Number of Holdings	42
Net Advisory Fee	$791,401
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Mastercard, Inc. - Class A	6.1%
Visa, Inc. - Class A	6.1%
Capital One Financial Corp.	5.6%
American Express Co.	5.6%
Block, Inc.	5.5%
Adyen NV	5.3%
PayPal Holdings, Inc.	5.2%
Wise PLC - Class A	4.9%
Coinbase Global, Inc. - Class A	4.9%
Toast, Inc. - Class A	4.7%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Digital Payments ETF	PAGE 1	TSR-SAR-032108656

Amplify Energy & Natural Resources Covered Call ETF
NDIV (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Energy & Natural Resources Covered Call ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Energy & Natural Resources Covered Call ETF	$34	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$26,911,532
Number of Holdings	59
Net Advisory Fee	$46,503
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Petroleo Brasileiro SA - Petrobras	6.6%
LyondellBasell Industries NV - Class A	6.4%
Dow, Inc.	6.0%
Atlas Energy Solutions, Inc.	4.7%
CVR Partners LP	4.6%
FLEX LNG Ltd.	4.6%
Northern Oil & Gas, Inc.	4.5%
Eastman Chemical Co.	4.5%
Kinetik Holdings, Inc.	4.5%
First American Government Obligations Fund - Class X	4.3%

Geographic Breakdown	(%)
United States	73.0%
Canada	12.8%
Brazil	6.6%
Bermuda	4.6%
France	3.5%
United Kingdom	3.3%
Cash & Other	-3.8%
*	Percentages are stated as a percent of net assets.
Fund Name Change:
Effective on January 28, 2025, NDIV’s name changed to the Amplify Energy & Natural Resources Covered Call ETF.
Changes to the Fund’s Principal Investment Strategy:
Effective November 12, 2025, NDIV changed its underlying index to the VettaFi Energy & Natural Resources Covered Call ETF. The index is comprised of dividend-paying energy and natural resources companies while generating income by selling covered call options on those holdings, providing current income with partial participation in equity market gains.
Amplify Energy & Natural Resources Covered Call ETF	PAGE 1	TSR-SAR-032108730

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Energy & Natural Resources Covered Call ETF	PAGE 2	TSR-SAR-032108730

Amplify Ethereum 3% Monthly Option Income ETF
ETTY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Ethereum 3% Monthly Option Income ETF (the “Fund”) for the period of  October 8, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Ethereum 3% Monthly Option Income ETF	$35	0.97%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,613,568
Number of Holdings	10
Net Advisory Fee	$8,273
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
iShares Ethereum Trust ETF	23.7%
United States Treasury Bill	22.9%
United States Treasury Bill	11.5%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05	11.3%
United States Treasury Bill	9.6%
United States Treasury Bill	9.5%
Invesco Government & Agency Portfolio - Institutional Class	8.1%
United States Treasury Bill	5.8%
iShares Ethereum Trust ETF, Expiration: 04/07/2026; Exercise Price: $16.87 (Short)	-0.6%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05 (Short)	-1.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Ethereum 3% Monthly Option Income ETF	PAGE 1	TSR-SAR-032108425

Amplify Ethereum Max Income Covered Call ETF
EHY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Ethereum Max Income Covered Call ETF (the “Fund”) for the period of  October 8, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Ethereum Max Income Covered Call ETF	$31	0.86%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,579,104
Number of Holdings	7
Net Advisory Fee	$9,237
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Invesco Government & Agency Portfolio - Institutional Class	32.3%
United States Treasury Bill	16.8%
United States Treasury Bill	16.8%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05	15.7%
United States Treasury Bill	9.8%
iShares Ethereum Trust ETF, Expiration: 04/07/2026; Exercise Price: $16.87 (Short)	-1.2%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05 (Short)	-2.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Ethereum Max Income Covered Call ETF	PAGE 1	TSR-SAR-032108417

Amplify Etho Climate Leadership U.S. ETF
ETHO (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Etho Climate Leadership U.S. ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Etho Climate Leadership U.S. ETF	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$155,398,500
Number of Holdings	302
Net Advisory Fee	$356,968
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Lumentum Holdings, Inc.	3.1%
Bloom Energy Corp. - Class A	1.9%
Ciena Corp.	1.8%
Arrowhead Pharmaceuticals, Inc.	1.4%
Teradyne, Inc.	1.0%
FormFactor, Inc.	0.9%
Five Below, Inc.	0.8%
MKS, Inc.	0.8%
Modine Manufacturing Co.	0.8%
Amkor Technology, Inc.	0.7%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Etho Climate Leadership U.S. ETF	PAGE 1	TSR-SAR-032108557

Amplify HACK Cybersecurity Covered Call ETF
HAKY (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify HACK Cybersecurity Covered Call ETF (the “Fund”) for the period of  January 20, 2026, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify HACK Cybersecurity Covered Call ETF	$13	0.71%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,841,248
Number of Holdings	65
Net Advisory Fee	$2,146
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Broadcom, Inc.	6.9%
Crowdstrike Holdings, Inc. - Class A	5.8%
Palo Alto Networks, Inc.	5.8%
Cisco Systems, Inc.	5.8%
Cloudflare, Inc. - Class A	5.5%
Fastly, Inc. - Class A	5.2%
Northrop Grumman Corp.	5.0%
General Dynamics Corp.	5.0%
Fortinet, Inc.	4.8%
F5, Inc.	4.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify HACK Cybersecurity Covered Call ETF	PAGE 1	TSR-SAR-032108359

Amplify Junior Silver Miners ETF
SILJ (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Junior Silver Miners ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Junior Silver Miners ETF	$40	0.69%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,027,866,539
Number of Holdings	62
Net Advisory Fee	$13,723,017
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
First Majestic Silver Corp.	11.2%
Coeur Mining, Inc.	9.9%
Hecla Mining Co.	9.0%
Wheaton Precious Metals Corp.	6.0%
First American Government Obligations Fund - Class X	4.9%
Endeavour Silver Corp.	4.1%
Hycroft Mining Holding Corp.	4.0%
Cia de Minas Buenaventura SAA	3.9%
Pan American Silver Corp.	3.8%
Perpetua Resources Corp.	3.7%

Geographic Breakdown	(%)
Canada	54.6%
United States	37.2%
Peru	5.0%
Poland	3.1%
Sweden	2.8%
Mexico	1.7%
Australia	0.5%
Cash & Other	-4.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Junior Silver Miners ETF	PAGE 1	TSR-SAR-032108649

Amplify Lithium & Battery Technology ETF
BATT (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Lithium & Battery Technology ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Lithium & Battery Technology ETF	$32	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$108,303,361
Number of Holdings	54
Net Advisory Fee	$294,842
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Contemporary Amperex Technology Co. Ltd. - Class A	8.0%
BHP Group Ltd.	6.9%
Tesla, Inc.	6.7%
BYD Co. Ltd. - Class H	6.5%
Freeport-McMoRan, Inc.	5.2%
Grupo Mexico SAB de CV - Class B	2.6%
Bloom Energy Corp. - Class A	2.5%
Teck Resources Ltd. - Class B	2.2%
Albemarle Corp.	2.2%
TDK Corp.	2.1%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Lithium & Battery Technology ETF	PAGE 1	TSR-SAR-032108805

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Lithium & Battery Technology ETF	PAGE 2	TSR-SAR-032108805

Amplify Municipal CEF High Income ETF
YYYM (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Municipal CEF High Income ETF (the “Fund”) for the period of  March 9, 2026, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Municipal CEF High Income ETF	$3	0.50%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$388,212
Number of Holdings	31
Net Advisory Fee	$113
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
DWS Municipal Income Trust	3.9%
Nuveen New York AMT-Free Quality Municipal Income Fund	3.9%
Nuveen Municipal High Income Opportunity Fund	3.7%
Nuveen Pennsylvania Quality Municipal Income Fund	3.7%
Invesco Pennsylvania Value Municipal Income Trust	3.7%
Nuveen California Quality Municipal Income Fund	3.7%
Nuveen New York Quality Municipal Income Fund	3.7%
Invesco Municipal Opportunity Trust	3.7%
Invesco Municipal Trust	3.6%
Invesco Value Municipal Income Trust	3.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Municipal CEF High Income ETF	PAGE 1	TSR-SAR-032108342

Amplify Online Retail ETF
IBUY (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Online Retail ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Online Retail ETF	$29	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,054,214
Number of Holdings	83
Net Advisory Fee	$457,061
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Figs, Inc. - Class A	5.5%
Liquidity Services, Inc.	3.7%
First American Government Obligations Fund - Class X	3.5%
eBay, Inc.	3.2%
Expedia Group, Inc.	3.0%
MSC Industrial Direct Co., Inc. - Class A	3.0%
Airbnb, Inc. - Class A	2.9%
Maplebear, Inc.	2.9%
Revolve Group, Inc.	2.9%
Carvana Co.	2.8%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Online Retail ETF	PAGE 1	TSR-SAR-032108102

Amplify Samsung SOFR ETF
SOFR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Samsung SOFR ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Samsung SOFR ETF	$10	0.20%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$413,379,223
Number of Holdings	5
Net Advisory Fee	$362,179
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
SOF REPO 04/02/26 3.72%	33.9%
SOF REPO 04/01/26 3.73%	32.3%
SOF REPO 04/01/26 3.72%	19.4%
SOF REPO 04/01/26 3.72%	14.5%
Invesco Government & Agency Portfolio - Institutional Class	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Samsung SOFR ETF	PAGE 1	TSR-SAR-032108672

Amplify Samsung U.S. Natural Gas Infrastructure ETF
USNG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Samsung U.S. Natural Gas Infrastructure ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Samsung U.S. Natural Gas Infrastructure ETF	$32	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$5,658,322
Number of Holdings	28
Net Advisory Fee	$13,978
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Williams Cos., Inc.	8.8%
Solaris Energy Infrastructure, Inc.	8.6%
Kinder Morgan, Inc.	8.1%
MPLX LP	7.4%
Enbridge, Inc.	7.2%
Bloom Energy Corp.	4.6%
Plains GP Holdings LP	4.3%
TC Energy Corp.	4.2%
DT Midstream, Inc.	4.0%
Energy Transfer LP	3.9%
Industry Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Samsung U.S. Natural Gas Infrastructure ETF	PAGE 1	TSR-SAR-032108441

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Samsung U.S. Natural Gas Infrastructure ETF	PAGE 2	TSR-SAR-032108441

Amplify Seymour Cannabis ETF
CNBS (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Seymour Cannabis ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Seymour Cannabis ETF	$33	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$72,496,839
Number of Holdings	43
Net Advisory Fee	$244,504
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Bill	51.8%
United States Treasury Bill	25.1%
Curaleaf Holdings, Inc.	12.7%
Innovative Industrial Properties, Inc.	3.2%
United States Treasury Bill	1.6%
WM Technology, Inc.	1.5%
GrowGeneration Corp.	1.0%
United States Treasury Bill	0.9%
Chicago Atlantic Real Estate Finance, Inc.	0.6%
Glass House Brands, Inc.	0.6%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
Amplify Seymour Cannabis ETF	PAGE 1	TSR-SAR-032108482

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Seymour Cannabis ETF	PAGE 2	TSR-SAR-032108482

Amplify SILJ Junior Silver Miners Covered Call ETF
SLJY (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify SILJ Junior Silver Miners Covered Call ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify SILJ Junior Silver Miners Covered Call ETF	$35	0.62%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$35,115,118
Number of Holdings	50
Net Advisory Fee	$66,137
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Amplify Junior Silver Miners ETF	23.6%
First Majestic Silver Corp.	8.0%
Hecla Mining Co.	7.7%
McEwen, Inc.	6.2%
Seabridge Gold, Inc.	5.4%
Endeavour Silver Corp.	4.9%
Wheaton Precious Metals Corp.	4.5%
United States Treasury Bill	4.4%
Skeena Resources Ltd.	4.2%
United States Treasury Bill	4.1%
*	Percentages are stated as a percent of net assets.
Fund Name Change:
Effective on March 2, 2026, SLJY’s name changed to the Amplify SILJ Junior Silver Miners Covered Call ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify SILJ Junior Silver Miners Covered Call ETF	PAGE 1	TSR-SAR-032108433

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify SILJ Junior Silver Miners Covered Call ETF	PAGE 2	TSR-SAR-032108433

Amplify Small-Mid Cap Equity ETF
SMAP (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Small-Mid Cap Equity ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Small-Mid Cap Equity ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,223,842
Number of Holdings	59
Net Advisory Fee	$3,487
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN?  (as of March 31, 2026)*

Top Holdings	(%)
Monolithic Power Systems, Inc.	3.9%
Casey’s General Stores, Inc.	3.3%
West Pharmaceutical Services, Inc.	3.1%
MKS, Inc.	3.0%
Stifel Financial Corp.	3.0%
Curtiss-Wright Corp.	2.9%
Matador Resources Co.	2.8%
Webster Financial Corp.	2.7%
Watsco, Inc.	2.7%
American Financial Group, Inc.	2.6%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Small-Mid Cap Equity ETF	PAGE 1	TSR-SAR-032108490

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Small-Mid Cap Equity ETF	PAGE 2	TSR-SAR-032108490

Amplify Solana 3% Monthly Option Income ETF
SOLM (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Solana 3% Monthly Option Income ETF (the “Fund”) for the period of  November 3, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Solana 3% Monthly Option Income ETF	$54	1.76%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,303,805
Number of Holdings	10
Net Advisory Fee	$2,566
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Bill	26.7%
Bitwise Solana Staking ETF	23.7%
United States Treasury Bill	15.3%
Invesco Government & Agency Portfolio - Institutional Class	13.4%
United States Treasury Bill	11.5%
Bitwise Solana Staking ETF, Expiration: 04/17/2026; Exercise Price: $10.85	5.4%
United States Treasury Bill	3.8%
United States Treasury Bill	3.8%
Bitwise Solana Staking ETF, Expiration: 04/07/2026; Exercise Price: $11.93 (Short)	-0.5%
Bitwise Solana Staking ETF, Expiration: 04/17/2026; Exercise Price: $10.85 (Short)	-3.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Solana 3% Monthly Option Income ETF	PAGE 1	TSR-SAR-032108391

Amplify Stablecoin Technology ETF
STBQ (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Stablecoin Technology ETF (the “Fund”) for the period of  December 22, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Stablecoin Technology ETF	$17	0.69%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,204,879
Number of Holdings	30
Net Advisory Fee	$1,574
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
iShares Ethereum Trust ETF	6.7%
Grayscale Chainlink Trust ETF	6.4%
Bitwise Solana Staking ETF	6.4%
Mastercard, Inc. - Class A	5.5%
PayPal Holdings, Inc.	5.3%
Visa, Inc. - Class A	5.3%
Block, Inc.	5.0%
Shift4 Payments, Inc. - Class A	5.0%
Figure Technology Solutions, Inc. - Class A	4.8%
Coinbase Global, Inc. - Class A	4.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Stablecoin Technology ETF	PAGE 1	TSR-SAR-032108383

Amplify TLT U.S. Treasury 12% Option Income ETF
TLTP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify TLT U.S. Treasury 12% Option Income ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify TLT U.S. Treasury 12% Option Income ETF	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$29,094,501
Number of Holdings	3
Net Advisory Fee	$35,751
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF	73.5%
United States Treasury Note/Bond	26.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 04/02/2026; Exercise Price: $86.00 (Short)	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify TLT U.S. Treasury 12% Option Income ETF	PAGE 1	TSR-SAR-032108516

Amplify Tokenization Technology ETF
TKNQ (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Tokenization Technology ETF (the “Fund”) for the period of  December 22, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Tokenization Technology ETF	$17	0.69%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$654,366
Number of Holdings	60
Net Advisory Fee	$1,280
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
iShares Ethereum Trust ETF	6.2%
Grayscale Chainlink Trust ETF	5.9%
Bitwise Solana Staking ETF	5.8%
Bitwise XRP ETF	4.4%
Invesco Government & Agency Portfolio - Institutional Class	2.3%
Industrial & Commercial Bank of China Ltd. - Class H	1.9%
Blackrock, Inc.	1.8%
Ping An Insurance Group Co. of China Ltd. - Class H	1.7%
Akamai Technologies, Inc.	1.6%
JPMorgan Chase & Co.	1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Tokenization Technology ETF	PAGE 1	TSR-SAR-032108367

Amplify Travel Tech ETF
AWAY (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Travel Tech ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Travel Tech ETF	$32	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$23,994,579
Number of Holdings	31
Net Advisory Fee	$121,382
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Navan, Inc. - Class A	4.9%
Trainline PLC	4.8%
Uber Technologies, Inc.	4.4%
Airbnb, Inc. - Class A	4.3%
Expedia Group, Inc.	4.2%
Booking Holdings, Inc.	4.2%
TripAdvisor, Inc.	4.1%
Lyft, Inc. - Class A	4.1%
eDreams ODIGEO SA	4.0%
Global Business Travel Group I	3.9%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Travel Tech ETF	PAGE 1	TSR-SAR-032108540

Amplify Video Game Leaders ETF
GAMR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Video Game Leaders ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Video Game Leaders ETF	$26	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$34,892,016
Number of Holdings	22
Net Advisory Fee	$127,652
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Advanced Micro Devices, Inc.	10.9%
NVIDIA Corp.	10.1%
Microsoft Corp.	9.7%
Tencent Holdings Ltd.	9.4%
Meta Platforms, Inc. - Class A	8.4%
Sea Ltd.	4.7%
AppLovin Corp. - Class A	4.6%
Electronic Arts, Inc.	4.5%
Sony Group Corp.	4.5%
Nintendo Co. Ltd.	4.3%
Geographic Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	Less than 0.05%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Video Game Leaders ETF	PAGE 1	TSR-SAR-032108615

Amplify Weight Loss Drug & Treatment ETF
THNR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify Weight Loss Drug & Treatment ETF (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Weight Loss Drug & Treatment ETF	$30	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,150,997
Number of Holdings	21
Net Advisory Fee	$9,960
Portfolio Turnover	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Novo Nordisk AS	11.9%
Eli Lilly & Co.	11.6%
Regeneron Pharmaceuticals, Inc.	6.8%
Amgen, Inc.	6.3%
Chugai Pharmaceutical Co. Ltd.	6.0%
CSPC Pharmaceutical Group Ltd.	5.0%
AbbVie, Inc.	4.8%
Arrowhead Pharmaceuticals, Inc.	4.7%
AstraZeneca PLC	4.7%
Pfizer, Inc.	4.6%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Weight Loss Drug & Treatment ETF	PAGE 1	TSR-SAR-032108532

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Weight Loss Drug & Treatment ETF	PAGE 2	TSR-SAR-032108532

Amplify XRP 3% Monthly Option Income ETF
XRPM (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Amplify XRP 3% Monthly Option Income ETF (the “Fund”) for the period of  November 17, 2025, to March 31, 2026. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify XRP 3% Monthly Option Income ETF	$22	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$8,793,159
Number of Holdings	10
Net Advisory Fee	$16,525
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Invesco Government & Agency Portfolio - Institutional Class	33.8%
Canary XRP ETF	20.0%
United States Treasury Bill	11.4%
United States Treasury Bill	7.4%
United States Treasury Bill	5.7%
Canary XRP ETF, Expiration: 04/17/2026; Exercise Price: $14.35	3.4%
United States Treasury Bill	3.4%
United States Treasury Bill	2.3%
Canary XRP ETF, Expiration: 04/07/2026; Exercise Price: $15.42 (Short)	-0.5%
Canary XRP ETF, Expiration: 04/17/2026; Exercise Price: $14.35 (Short)	-3.5%
*	Percentages are stated as a percent of net assets.
Fund Name Change:
Effective on March 2, 2026, XRPM’s name changed to the Amplify XRP 3% Monthly Option Income ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify XRP 3% Monthly Option Income ETF	PAGE 1	TSR-SAR-032108375

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify XRP 3% Monthly Option Income ETF	PAGE 2	TSR-SAR-032108375

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AMPLIFY ETF TRUST

AIEQ	Amplify AI Powered Equity ETF
MJ	Amplify Alternative Harvest ETF
BITY	Amplify Bitcoin 2% Monthly Option Income ETF
BAGY	Amplify Bitcoin Max Income Covered Call ETF
SWAN	Amplify BlackSwan Growth & Treasury Core ETF
ISWN	Amplify BlackSwan ISWN ETF
BLOK	Amplify Blockchain Technology ETF
AIVC	Amplify Bloomberg AI Value Chain ETF
ITEQ	Amplify BlueStar Israel Technology ETF
COWS	Amplify Cash Flow Dividend Leaders ETF
YYY	Amplify CEF High Income ETF
HCOW	Amplify COWS Covered Call ETF
DIVO	Amplify CWP Enhanced Dividend Income ETF
QDVO	Amplify CWP Growth & Income ETF
IDVO	Amplify CWP International Enhanced Dividend Income ETF
HACK	Amplify Cybersecurity ETF
IPAY	Amplify Digital Payments ETF
NDIV	Amplify Energy & Natural Resources Covered Call ETF
ETTY	Amplify Ethereum 3% Monthly Option Income ETF
EHY	Amplify Ethereum Max Income Covered Call ETF
ETHO	Amplify Etho Climate Leadership U.S. ETF
HAKY	Amplify HACK Cybersecurity Covered Call ETF
SILJ	Amplify Junior Silver Miners ETF
BATT	Amplify Lithium & Battery Technology ETF
YYYM	Amplify Municipal CEF High Income ETF
IBUY	Amplify Online Retail ETF
SOFR	Amplify Samsung SOFR ETF
USNG	Amplify Samsung U.S. Natural Gas Infrastructure ETF
CNBS	Amplify Seymour Cannabis ETF
SLJY	Amplify SILJ Junior Silver Miners Covered Call ETF
SMAP	Amplify Small-Mid Cap Equity ETF
SOLM	Amplify Solana 3% Monthly Option Income ETF
STBQ	Amplify Stablecoin Technology ETF
TLTP	Amplify TLT U.S. Treasury 12% Option Income ETF
TKNQ	Amplify Tokenization Technology ETF
AWAY	Amplify Travel Tech ETF
GAMR	Amplify Video Game Leaders ETF
THNR	Amplify Weight Loss Drug & Treatment ETF
XRPM	Amplify XRP 3% Monthly Option Income ETF

Semi-Annual
Core Financial Statements and Additional Information
March 31, 2026

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Part F of Form N-PORT is available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Amplify Investments, LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

AMPLIFY AI POWERED EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 11.4%
Alphabet, Inc. - Class A	12,665	$3,641,947
Alphabet, Inc. - Class C	9,281	2,662,348
AT&T, Inc.	29,340	850,567
Comcast Corp. - Class A	6,795	195,084
Meta Platforms, Inc. - Class A	3,892	2,226,730
Netflix, Inc.(a)	15,127	1,454,461
T-Mobile US, Inc.	940	197,428
Verizon Communications, Inc.	6,409	321,732
Walt Disney Co.	10,057	969,294
		12,519,591
Consumer Discretionary - 10.0%
Amazon.com, Inc.(a)	16,073	3,347,524
Carvana Co.(a)	2,462	774,004
Chipotle Mexican Grill, Inc.(a)	11,532	369,139
Hasbro, Inc.	5,170	483,912
Home Depot, Inc.	2,682	882,083
Lowe’s Cos., Inc.	632	149,329
Lululemon Athletica, Inc.(a)	1,817	278,183
Marriott International, Inc. - Class A	625	204,419
McDonald’s Corporation	2,231	693,372
NIKE, Inc. - Class B	6,159	325,318
O’Reilly Automotive, Inc.(a)	6,574	606,846
Starbucks Corp.	3,247	290,899
Tesla, Inc.(a)	3,986	1,481,795
TJX Cos., Inc.	2,825	451,152
Tractor Supply Co.	4,352	197,146
Williams-Sonoma, Inc.	2,127	387,816
		10,922,937
Consumer Staples - 6.2%
Coca-Cola Co.	2,964	225,412
Colgate-Palmolive Co.	2,866	244,269
Conagra Brands, Inc.	61,613	968,556
Costco Wholesale Corp.	251	250,104
Keurig Dr Pepper, Inc.	5,576	146,816
Kraft Heinz Co.	15,383	345,964
Monster Beverage Corp.(a)	1,937	140,355
PepsiCo, Inc.	2,279	353,906
Philip Morris International, Inc.	5,128	847,863
Procter & Gamble Co.	6,408	925,571
Sysco Corp.	13,887	990,560
Tyson Foods, Inc. - Class A	13,337	854,502
Walmart, Inc.	3,620	449,894
		6,743,772
Energy - 3.1%
Baker Hughes Co.	9,078	554,212
Chevron Corp.	3,903	807,531
EOG Resources, Inc.	1,772	256,178
EQT Corp.	11,733	746,688
Exxon Mobil Corp.	5,775	979,786
		3,344,395

	Shares	Value
Financials - 13.7%
American International Group, Inc.	3,570	$268,642
Ameriprise Financial, Inc.	452	200,869
Apollo Global Management, Inc.	3,035	338,160
Arch Capital Group Ltd.(a)	9,434	905,570
Bank of America Corp.	11,928	581,490
Berkshire Hathaway, Inc. - Class B(a)	3,573	1,712,182
Blackstone, Inc.	2,313	265,972
Cboe Global Markets, Inc.	1,745	490,467
Chubb Ltd.	3,593	1,171,066
Everest Group Ltd.	1,387	453,341
Goldman Sachs Group, Inc.	658	556,661
Invesco Ltd.	17,705	430,054
JPMorgan Chase & Co.	6,238	1,834,970
Loews Corp.	4,943	527,616
Marsh & McLennan Cos., Inc.	2,076	360,082
Mastercard, Inc. - Class A	2,383	1,190,690
Morgan Stanley	4,422	727,729
MSCI, Inc.	348	187,575
PNC Financial Services Group, Inc.	2,640	549,358
Progressive Corp.	1,071	212,315
S&P Global, Inc.	443	188,426
US Bancorp	8,345	434,023
Visa, Inc. - Class A	3,091	934,224
W R Berkley Corp.	2,287	151,582
Wells Fargo & Co.	4,241	337,626
		15,010,690
Health Care - 8.1%
Abbott Laboratories	3,961	406,676
AbbVie, Inc.	2,599	565,257
Agilent Technologies, Inc.	1,917	218,500
Cardinal Health, Inc.	1,979	418,182
Cencora, Inc.	2,320	728,805
Danaher Corporation	1,372	260,131
Edwards Lifesciences Corp.(a)	2,155	172,572
Elevance Health, Inc.	457	133,787
Eli Lilly and Co.	1,382	1,271,122
HCA Healthcare, Inc.	1,161	549,432
Hologic, Inc.(a)	2,621	198,121
Johnson & Johnson	4,539	1,109,513
McKesson Corp.	545	471,621
Merck & Co., Inc.	3,429	412,474
Revvity, Inc.	2,726	238,825
Thermo Fisher Scientific, Inc.	590	290,003
UnitedHealth Group, Inc.	1,396	377,744
Vertex Pharmaceuticals, Inc.(a)	1,392	621,584
West Pharmaceutical Services, Inc.	1,435	359,668
		8,804,017
Industrials - 10.0%
Automatic Data Processing, Inc.	2,146	436,024
Boeing Co.(a)	6,056	1,205,326
Builders FirstSource, Inc.(a)	2,772	228,219
Caterpillar, Inc.	979	693,582

The accompanying notes are an integral part of these financial statements.

1

AMPLIFY AI POWERED EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Expeditors International of Washington, Inc.	1,276	$182,761
Fastenal Co.	8,120	376,768
Fortive Corp.	9,836	543,734
GE Vernova, Inc.	494	431,213
General Electric Co.	692	196,369
Ingersoll Rand, Inc.	2,513	201,342
Lockheed Martin Corp.	710	429,117
Old Dominion Freight Line, Inc.	1,235	241,319
PACCAR, Inc.	1,967	227,188
Parker-Hannifin Corp.	1,304	1,167,393
Quanta Services, Inc.	1,524	836,706
RTX Corp.	3,806	734,177
Textron, Inc.	3,219	281,856
TransDigm Group, Inc.	132	152,983
Uber Technologies, Inc.(a)	11,261	810,004
United Airlines Holdings, Inc.(a)	5,751	529,495
Veralto Corp.	2,345	207,345
Verisk Analytics, Inc.	1,126	213,658
Vertiv Holdings Co. - Class A	1,853	464,325
Xylem, Inc.	1,392	166,344
		10,957,248
Information Technology - 32.0%(b)
Accenture PLC - Class A	1,155	229,025
Adobe, Inc.(a)	1,125	273,465
Advanced Micro Devices, Inc.(a)	2,039	414,794
Amphenol Corp. - Class A	3,461	437,297
Apple, Inc.	27,191	6,900,804
Applied Materials, Inc.	1,575	538,319
Arista Networks, Inc.(a)	2,149	263,854
Autodesk, Inc.(a)	1,388	332,287
Broadcom, Inc.	7,431	2,299,969
Cisco Systems, Inc.	5,069	393,304
Coherent Corp.(a)	1,732	412,580
Gartner, Inc.(a)	1,335	211,384
Intel Corp.(a)	4,747	209,485
International Business Machines Corp.	1,590	385,400
KLA Corp.	170	250,310
Lam Research Corp.	1,342	286,732
Microchip Technology, Inc.	6,280	405,751
Micron Technology, Inc.	2,965	1,001,696
Microsoft Corp.	14,012	5,186,822
Motorola Solutions, Inc.	235	101,983
NetApp, Inc.	3,291	336,965
NVIDIA Corp.	46,801	8,162,094
Oracle Corp.	5,879	864,860
Palantir Technologies, Inc. - Class A(a)	5,556	812,732
Palo Alto Networks, Inc.(a)	3,272	524,567
Qualcomm, Inc.	9,884	1,272,861
Sandisk Corp.(a)	364	231,264
Seagate Technology Holdings PLC	444	173,941

	Shares	Value
Super Micro Computer, Inc.(a)	37,782	$860,296
Synopsys, Inc.(a)	1,420	563,002
Teradyne, Inc.	996	295,274
Zebra Technologies Corp. - Class A(a)	1,615	337,664
		34,970,781
Materials - 3.0%
Albemarle Corp.	1,955	350,981
Avery Dennison Corp.	1,206	208,252
Dow, Inc.	10,012	417,000
Freeport-McMoRan, Inc.	2,960	173,989
Linde PLC	1,493	740,170
Newmont Corp.	4,238	458,763
Smurfit Westrock PLC	7,564	301,425
Vulcan Materials Co.	2,342	637,727
		3,288,307
Utilities - 0.7%
American Water Works Co., Inc.	2,724	370,709
Exelon Corporation	3,269	160,246
PG&E Corporation	11,378	199,912
		730,867
TOTAL COMMON STOCKS (Cost $106,351,153)		107,292,605
REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
BXP, Inc.	5,697	295,674
Digital Realty Trust, Inc.	1,205	217,153
Equinix, Inc.	260	254,862
Invitation Homes, Inc.	6,148	152,778
Simon Property Group, Inc.	3,020	563,321
Welltower, Inc.	1,708	337,689
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,835,549)		1,821,477
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(c)	261,165	261,165
TOTAL MONEY MARKET FUNDS (Cost $261,165)		261,165
TOTAL INVESTMENTS - 100.1% (Cost $108,447,867)		$109,375,247
Liabilities in Excess of Other Assets - (0.1)%		(55,793)
TOTAL NET ASSETS - 100.0%		$109,319,454

The accompanying notes are an integral part of these financial statements.

2

AMPLIFY AI POWERED EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

AMPLIFY ALTERNATIVE HARVEST ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 50.5%
Consumer Staples - 5.6%
Village Farms International, Inc.(a)	2,270,480	$6,448,163
Health Care - 44.9%(b)
Aurora Cannabis, Inc.(a)(c)	1,249,667	4,086,411
Canopy Growth Corp.(a)(c)	8,479,893	8,049,114
Cronos Group, Inc.(a)	3,877,484	9,732,485
High Tide, Inc.(a)(c)	1,714,926	3,927,181
Organigram Global, Inc.(a)	2,028,282	2,717,898
SNDL, Inc.(a)	5,329,199	7,034,543
Tilray Brands, Inc.(a)(c)	2,535,417	16,404,148
		51,951,780
Industrials - 0.0%(d)
Empresas ICA SAB de CV(a)(e)	151,840	0
TOTAL COMMON STOCKS (Cost $78,032,419)		58,399,943
AFFILIATED EXCHANGE TRADED FUNDS - 49.0%
Amplify Seymour Cannabis ETF(a)(f)(g)	2,575,407	56,761,970
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $54,206,919)		56,761,970
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 26.2%
First American Government Obligations Fund - Class X, 3.58%(h)	30,257,337	30,257,337
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $30,257,337)		30,257,337
MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(h)	388,648	388,648
TOTAL MONEY MARKET FUNDS (Cost $388,648)		388,648
TOTAL INVESTMENTS - 126.0% (Cost $162,885,323)		$145,807,898
Liabilities in Excess of Other Assets - (26.0)%		(30,076,375)
TOTAL NET ASSETS - 100.0%		$115,731,523

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $30,128,313.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	Affiliated security as defined by the Investment Company Act of 1940.
(h)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

4

AMPLIFY BITCOIN 2% MONTHLY OPTION INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 23.4%
iShares Bitcoin Trust ETF(a)		69,076	$2,653,900
TOTAL EXCHANGE TRADED FUNDS (Cost $4,192,508)			2,653,900
	Notional Amount	Contracts
PURCHASED OPTIONS - 11.2%(a)
Call Options - 11.2%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50(b)(c)(d)	$8,542,932	534	1,275,437
TOTAL PURCHASED OPTIONS (Cost $1,387,024)			1,275,437
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 35.4%
3.58%, 05/07/2026(e)		$4,036,000	4,021,289
TOTAL U.S. TREASURY BILLS (Cost $4,021,672)			4,021,289
		Shares
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(f)		20,107	20,107
TOTAL MONEY MARKET FUNDS (Cost $20,107)			20,107
TOTAL INVESTMENTS - 70.2% (Cost $9,621,311)			$7,970,733
Other Assets in Excess of Liabilities - 29.8%			3,384,030
TOTAL NET ASSETS - 100.0%			$11,354,763
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of March 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

5

AMPLIFY BITCOIN 2% MONTHLY OPTION INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.4)%
Call Options - (0.4)%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 04/07/2026; Exercise Price: $169.58(a)(b)	$(8,542,932)	(534)	$(45,924)
Put Options - (10.0)%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50(a)(b)	(8,542,932)	(534)	(1,138,451)
TOTAL WRITTEN OPTIONS (Premiums received $1,298,236)			$(1,184,375)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

AMPLIFY BITCOIN MAX INCOME COVERED CALL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 15.1%(a)
Call Options - 15.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50(b)(c)(d)	$11,006,624	688	$1,643,260
TOTAL PURCHASED OPTIONS (Cost $1,804,122)			1,643,260
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 27.8%
3.58%, 05/07/2026(e)		$3,027,000	3,015,967
TOTAL U.S. TREASURY BILLS (Cost $3,016,255)			3,015,967
		Shares
MONEY MARKET FUNDS - 20.4%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(f)		2,214,944	2,214,944
TOTAL MONEY MARKET FUNDS (Cost $2,214,944)			2,214,944
TOTAL INVESTMENTS - 63.3% (Cost $7,035,321)			$6,874,171
Other Assets in Excess of Liabilities - 36.7%			3,981,638
TOTAL NET ASSETS - 100.0%			$10,855,809
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of March 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

AMPLIFY BITCOIN MAX INCOME COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.1)%
Call Options - (0.6)%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 04/07/2026; Exercise Price: $169.34(a)(b)	$(11,006,624)	(688)	$(62,608)
Put Options - (13.5)%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50(a)(b)	(11,006,624)	(688)	(1,466,768)
TOTAL WRITTEN OPTIONS (Premiums received $1,649,581)			$(1,529,376)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Par	Value
U.S. TREASURY SECURITIES - 89.2%
United States Treasury Note/Bond
1.63%, 05/15/2031		$35,774,000	$31,915,020
1.38%, 11/15/2031		36,802,000	31,932,204
2.88%, 05/15/2032		33,918,000	31,740,491
4.13%, 11/15/2032		31,568,000	31,598,828
3.38%, 05/15/2033		33,224,000	31,669,220
4.50%, 11/15/2033		30,899,000	31,559,828
4.38%, 05/15/2034		31,195,000	31,547,772
4.25%, 11/15/2034		31,562,000	31,578,028
4.25%, 05/15/2035		32,043,000	31,987,300
4.00%, 11/15/2035		32,785,000	32,008,917
TOTAL U.S. TREASURY SECURITIES (Cost $320,027,066)			317,537,608
	Notional Amount	Contracts
PURCHASED OPTIONS - 9.4%(a)
Call Options - 9.4%
SPDR S&P 500 ETF Trust(b)(c)
Expiration: 06/18/2026; Exercise Price: $560.01	$139,042,692	2,138	21,253,858
Expiration: 12/18/2026; Exercise Price: $645.01	136,766,502	2,103	12,010,233
TOTAL PURCHASED OPTIONS (Cost $38,073,750)			33,264,091
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(d)		850,000	850,000
TOTAL MONEY MARKET FUNDS (Cost $850,000)			850,000
TOTAL INVESTMENTS - 98.8% (Cost $358,950,816)			$351,651,699
Other Assets in Excess of Liabilities - 1.2%			4,140,591
TOTAL NET ASSETS - 100.0%			$355,792,290

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

9

AMPLIFY BLACKSWAN ISWN ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Par	Value
U.S. TREASURY SECURITIES - 86.3%
United States Treasury Note/Bond
1.63%, 05/15/2031		$3,295,000	$2,939,565
1.38%, 11/15/2031		3,389,000	2,940,553
2.88%, 05/15/2032		3,124,000	2,923,442
4.13%, 11/15/2032		2,908,000	2,910,840
3.38%, 05/15/2033		3,060,000	2,916,801
4.50%, 11/15/2033		2,846,000	2,906,867
4.38%, 05/15/2034		2,873,000	2,905,490
4.25%, 11/15/2034		2,907,000	2,908,476
4.25%, 05/15/2035		2,913,000	2,907,936
4.00%, 11/15/2035		2,981,000	2,910,434
TOTAL U.S. TREASURY SECURITIES (Cost $29,280,901)			29,170,404
	Notional Amount	Contracts
PURCHASED OPTIONS - 12.5%(a)
Call Options - 12.5%
iShares MSCI EAFE ETF(b)(c)
Expiration: 12/18/2026; Exercise Price: $88.01	$14,598,639	1,503	1,981,150
Expiration: 01/15/2027; Exercise Price: $83.01	12,714,317	1,309	2,234,633
TOTAL PURCHASED OPTIONS (Cost $3,174,444)			4,215,783
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(d)		50,428	50,428
TOTAL MONEY MARKET FUNDS (Cost $50,428)			50,428
TOTAL INVESTMENTS - 98.9% (Cost $32,505,773)			$33,436,615
Other Assets in Excess of Liabilities - 1.1%			376,926
TOTAL NET ASSETS - 100.0%			$33,813,541

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

10

AMPLIFY BLOCKCHAIN TECHNOLOGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.7%
Banks - 7.3%
Customers Bancorp, Inc.(a)	296,581	$20,585,687
DBS Group Holdings Ltd.	319,943	14,159,413
NU Holdings Ltd. - Class A(a)	2,314,727	33,262,627
		68,007,727
Commercial & Professional Services - 0.7%
Broadridge Financial Solutions, Inc.	39,806	6,467,679
Consumer Discretionary Distribution & Retail - 5.0%
Bed Bath & Beyond, Inc.(a)	6,039,111	28,021,475
MercadoLibre, Inc.(a)	10,628	18,376,025
		46,397,500
Consumer Services - 2.9%
Metaplanet, Inc.(a)	7,685,884	14,238,051
Sharplink Gaming, Inc.(a)	1,972,600	12,723,270
		26,961,321
Financial Services - 32.9%(b)
Bakkt, Inc.(a)(c)	947,547	6,973,946
Bitgo Holdings, Inc. - Class A(a)(c)	1,148,904	9,455,480
Blackrock, Inc.	25,197	24,232,207
Block, Inc.(a)	361,150	21,734,007
CME Group, Inc.	60,265	17,799,268
Coinbase Global, Inc. - Class A(a)	182,287	31,829,133
Etoro Group Ltd. - Class A(a)	623,070	18,710,792
Figure Technology Solutions, Inc. - Class A(a)(c)	606,363	20,586,024
Galaxy Digital, Inc. - Class A(a)(c)	1,839,890	33,945,970
Mastercard, Inc. - Class A	16,160	8,074,506
Orion Digital Corp.(a)	561,721	529,197
PayPal Holdings, Inc.	420,667	19,026,768
Robinhood Markets, Inc. - Class A(a)	439,928	30,487,010
SBI Holdings, Inc.	1,608,898	28,882,205
Visa, Inc. - Class A	23,669	7,153,719
Webull Corp.(a)	1,101,926	5,289,245
WisdomTree, Inc.(c)	1,321,937	19,247,403
		303,956,880
Media & Entertainment - 1.8%
ROBLOX Corp. - Class A(a)	289,119	16,352,571
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc.(a)	70,828	14,408,540
Broadcom, Inc.	45,039	13,940,021
NVIDIA Corp.	98,341	17,150,670
QUALCOMM, Inc.	53,373	6,873,375
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,194	16,963,062
		69,335,668

	Shares	Value
Software & Services - 29.5%(b)
Applied Digital Corp.(a)	874,691	$20,765,164
BIGG Digital Assets, Inc.(a)	5,077,031	237,227
Cipher Digital, Inc.(a)	2,496,919	32,135,348
Circle Internet Group, Inc.(a)	150,803	14,388,114
Cleanspark, Inc.(a)	1,469,842	12,508,355
Core Scientific, Inc.(a)	1,717,004	25,686,380
Exodus Movement, Inc. - Class A(a)(c)	333,686	2,168,959
Hive Digital Technologies Ltd.(a)(c)	4,102,588	7,794,917
Hut 8 Corp.(a)	695,892	32,644,294
International Business Machines Corp.	121,694	29,497,409
IREN Ltd.(a)	278,573	9,549,482
Opera Ltd. - ADR(c)	2,044,515	29,154,784
Riot Platforms, Inc.(a)	595,407	7,359,231
Strategy, Inc. - Class A(a)	116,054	14,483,539
Terawulf, Inc.(a)(c)	2,411,436	34,797,022
		273,170,225
Technology Hardware & Equipment - 3.1%
Dell Technologies, Inc. - Class C	104,301	17,118,923
GPGI, Inc. - Class A	676,454	11,567,363
		28,686,286
TOTAL COMMON STOCKS (Cost $893,381,989)		839,335,857
EXCHANGE TRADED FUNDS - 7.4%
ARK 21Shares Bitcoin ETF(a)	853,474	19,194,630
Grayscale Bitcoin Mini Trust ETF(a)	637,735	19,125,673
Grayscale Ethereum Staking Mini ETF(a)	513,293	10,193,999
VanEck Bitcoin ETF(a)	1,057,636	20,264,306
TOTAL EXCHANGE TRADED FUNDS (Cost $69,577,725)		68,778,608
	Contracts
WARRANTS - 0.0%(d)
Consumer Discretionary Distribution & Retail - 0.0%(d)
Bed Bath & Beyond, Inc., Expires 10/07/2026, Exercise Price $15.50(a)	479,274	269,112
TOTAL WARRANTS (Cost $0)		269,112
The accompanying notes are an integral part of these financial statements.

11

AMPLIFY BLOCKCHAIN TECHNOLOGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.4%
First American Government Obligations Fund - Class X, 3.58%(e)	68,431,144	$68,431,144
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $68,431,144)		68,431,144
MONEY MARKET FUNDS - 1.8%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(e)	16,309,065	16,309,065
TOTAL MONEY MARKET FUNDS (Cost $16,309,065)		16,309,065
TOTAL INVESTMENTS - 107.3% (Cost $1,047,699,923)		$993,123,786
Liabilities in Excess of Other Assets - (7.3)%		(67,933,807)
TOTAL NET ASSETS - 100.0%		$925,189,979

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $71,820,442.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

12

AMPLIFY BLOOMBERG AI VALUE CHAIN ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 2.1%
Alphabet, Inc. - Class A	2,518	$724,076
Consumer Discretionary - 4.0%
Alibaba Group Holding Ltd.	41,500	629,894
Amazon.com, Inc.(a)	3,504	729,778
		1,359,672
Information Technology - 93.6%(b)
Advanced Micro Devices, Inc.(a)	3,552	722,583
Advantest Corp.	6,400	817,852
Apple, Inc.	2,929	743,351
Arista Networks, Inc.(a)	5,941	729,436
ASML Holding NV	686	884,631
Atlassian Corp. - Class A(a)	5,129	350,054
Broadcom, Inc.	2,283	706,611
Cadence Design System, Inc.(a)	2,556	710,236
Cambricon Technologies Corp. Ltd. - Class A(a)	3,967	564,483
Celestica, Inc.(a)	2,627	738,696
Ciena Corp.(a)	3,225	1,252,042
Coherent Corp.(a)	4,083	972,611
CoreWeave, Inc. - Class A(a)	10,008	775,320
Credo Technology Group Holding Ltd.(a)	5,542	520,228
Datadog, Inc. - Class A(a)	5,934	700,509
Dell Technologies, Inc. - Class C	6,210	1,019,247
DigitalOcean Holdings, Inc.(a)	16,209	1,390,408
Gitlab, Inc. - Class A(a)	21,938	474,738
Hewlett Packard Enterprise Co.	32,842	781,968
Hon Hai Precision Industry Co. Ltd.	108,000	633,406
HP, Inc.	35,884	689,332
International Business Machines Corp.	2,722	659,786
Lumentum Holdings, Inc.(a)	2,056	1,444,875
Marvell Technology, Inc.	8,879	879,465
MediaTek, Inc.	17,000	792,305
Micron Technology, Inc.	2,517	850,343
Microsoft Corp.	1,678	621,145
MongoDB, Inc.(a)	1,986	486,113
Monolithic Power Systems, Inc.	849	928,254
NetApp, Inc.	7,456	763,420
NVIDIA Corp.	4,202	732,829
Oracle Corp.	4,055	596,531
Qualcomm, Inc.	4,589	590,971
Quanta Computer, Inc.	91,000	792,728
Samsung Electronics Co. Ltd.	9,070	990,111
ServiceTitan, Inc. - Class A(a)	7,814	495,877
SK Hynix, Inc.	1,694	892,539
Snowflake, Inc. - Class A(a)	3,662	552,303
Synopsys, Inc.(a)	1,652	654,985

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	16,000	$880,826
Western Digital Corporation	4,229	1,143,902
		31,927,050
TOTAL COMMON STOCKS (Cost $27,902,201)		34,010,798
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(c)	78,827	78,827
TOTAL MONEY MARKET FUNDS (Cost $78,827)		78,827
TOTAL INVESTMENTS - 99.9% (Cost $27,981,028)		$34,089,625
Other Assets in Excess of Liabilities - 0.1%		18,337
TOTAL NET ASSETS - 100.0%		$34,107,962

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

13

AMPLIFY BLUESTAR ISRAEL TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 1.1%
Perion Network Ltd.(a)	37,060	$370,229
Playtika Holding Corp.	117,979	327,982
Taboola.com Ltd.(a)	169,318	524,886
		1,223,097
Consumer Discretionary - 3.4%
Global-e Online Ltd.(a)	86,146	2,657,604
Mobileye Global, Inc. - Class A(a)	135,045	927,759
		3,585,363
Financials - 6.5%
Etoro Group Ltd. - Class A(a)	30,877	927,236
Lemonade, Inc.(a)	46,030	2,885,160
Payoneer Global, Inc.(a)	200,849	970,101
Plus500 Ltd.	39,918	2,141,397
		6,923,894
Health Care - 2.1%
Inmode Ltd.(a)	58,278	797,243
Nano-X Imaging Ltd.(a)(b)	103,164	234,183
Novocure Ltd.(a)	57,379	625,431
UroGen Pharma Ltd.(a)	30,097	541,144
		2,198,001
Industrials - 16.9%
Aryt Industries Ltd.	45,609	657,376
Elbit Systems Ltd.	17,158	14,568,686
Fiverr International Ltd.(a)	30,067	301,271
Hilan Ltd.	11,103	682,180
Kornit Digital Ltd.(a)	38,605	565,949
Nano Dimension Ltd. - ADR(a)	255,434	434,238
Stratasys Ltd.(a)	59,238	462,649
TAT Technologies Ltd.(a)	10,043	408,047
		18,080,396
Information Technology - 60.6%(c)
Allot Ltd.(a)	39,340	262,004
Amdocs Ltd.	63,290	4,130,305
Camtek Ltd.(a)(b)	20,068	3,042,510
Cellebrite DI Ltd.(a)	101,757	1,402,211
CEVA, Inc.(a)	19,245	359,497
Check Point Software Technologies Ltd.(a)	43,502	6,214,261
Cognyte Software Ltd.(a)	50,337	407,730
Formula Systems 1985 Ltd.	5,349	641,541
Gilat Satellite Networks Ltd.(a)	64,796	973,236
Innoviz Technologies Ltd.(a)(b)	299,667	189,539
Ituran Location and Control Ltd.	14,632	717,114
JFrog Ltd.(a)	79,727	3,741,588
Matrix IT Ltd.	29,941	826,298
Monday.com Ltd.(a)	26,288	1,816,764
Nayax Ltd.(a)	15,290	857,112
Next Vision Stabilized Systems Ltd.	48,870	4,720,618
Nice Ltd. - ADR(a)(b)	48,096	5,303,065

	Shares	Value
Nova Ltd.(a)	12,876	$5,591,789
One Software Technologies Ltd.	26,930	503,205
Pagaya Technologies Ltd. - Class A(a)	48,688	567,215
Powerfleet, Inc.(a)	112,813	347,464
Priortech Ltd.(a)	6,636	539,077
Qualitau Ltd.	3,398	560,899
Radware Ltd.(a)	24,916	655,789
Riskified Ltd. - Class A(a)	88,610	347,351
SentinelOne, Inc. - Class A(a)	219,438	2,826,361
SimilarWeb Ltd.(a)	61,626	160,844
SolarEdge Technologies, Inc.(a)(b)	34,655	1,769,138
Tower Semiconductor Ltd.(a)	52,860	9,275,873
Varonis Systems, Inc.(a)	75,452	1,619,954
Vishay Precision Group, Inc.(a)	10,566	458,776
Weebit Nano Ltd.(a)	227,590	568,948
Wix.com Ltd.(a)(b)	36,784	3,313,135
		64,711,211
Utilities - 8.5%
Energix-Renewable Energies Ltd.	169,351	1,013,692
Enlight Renewable Energy Ltd.(a)	60,505	4,010,645
Ormat Technologies, Inc.	36,230	4,054,862
		9,079,199
TOTAL COMMON STOCKS (Cost $106,845,972)		105,801,161
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.0%
First American Government Obligations Fund - Class X, 3.58%(d)	11,688,918	11,688,918
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,688,918)		11,688,918
MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(d)	147,481	147,481
TOTAL MONEY MARKET FUNDS (Cost $147,481)		147,481
TOTAL INVESTMENTS - 110.2% (Cost $118,682,371)		$117,637,560
Liabilities in Excess of Other Assets - (10.2)%		(10,916,619)
TOTAL NET ASSETS - 100.0%		$106,720,941

The accompanying notes are an integral part of these financial statements.

14

AMPLIFY BLUESTAR ISRAEL TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $11,729,975.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

15

AMPLIFY CASH FLOW DIVIDEND LEADERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 4.9%
Nexstar Media Group, Inc.	3,498	$632,543
T-Mobile US, Inc.	4,019	844,111
		1,476,654
Consumer Discretionary - 2.8%
Hasbro, Inc.	9,100	851,760
Consumer Staples - 2.5%
J M Smucker Co.	7,971	768,723
Energy - 9.1%
Cheniere Energy, Inc.	3,427	972,446
EQT Corp.	13,438	855,194
Range Resources Corp.	20,447	923,795
		2,751,435
Financials - 15.0%
American Express Co.	1,840	556,563
Ameriprise Financial, Inc.	1,249	555,056
Apollo Global Management, Inc.	5,303	590,860
Bank of New York Mellon Corp.	4,803	569,780
Evercore, Inc. - Class A	1,952	582,691
FactSet Research Systems, Inc.	2,738	594,119
Marsh & McLennan Cos., Inc.	3,234	560,937
SEI Investments Co.	7,065	554,391
		4,564,397
Health Care - 8.3%
Cigna Group	3,289	877,341
Gilead Sciences, Inc.	5,876	818,938
Quest Diagnostics, Inc.	4,278	838,402
		2,534,681
Industrials - 30.5%(a)
A O Smith Corp.	12,594	830,448
Allison Transmission Holdings, Inc.	7,579	887,198
Booz Allen Hamilton Holding Corp.	7,408	578,046
Carlisle Cos., Inc.	2,431	811,030
Delta Air Lines, Inc.	14,504	964,226
Leidos Holdings, Inc.	3,245	504,662
Oshkosh Corp.	5,628	828,498
Owens Corning	7,993	865,002
Simpson Manufacturing Co., Inc.	4,748	814,852
SS&C Technologies Holdings, Inc.	11,754	794,218
Timken Co.	8,301	834,832
TransUnion	7,856	543,557
		9,256,569
Information Technology - 15.4%
Accenture PLC - Class A	2,793	553,824
Cognizant Technology Solutions Corp. - Class A	9,012	552,886
Dell Technologies, Inc. - Class C	5,821	955,401
QUALCOMM, Inc.	6,396	823,677

	Shares	Value
Roper Technologies, Inc.	2,436	$862,003
TD SYNNEX Corp.	5,428	915,758
		4,663,549
Materials - 8.3%
Avery Dennison Corp.	4,915	848,722
Crown Holdings, Inc.	8,178	819,845
Reliance, Inc.	2,785	846,417
		2,514,984
Utilities - 2.8%
NRG Energy, Inc.	5,772	843,520
TOTAL COMMON STOCKS (Cost $30,279,552)		30,226,272
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(b)	132,553	132,553
TOTAL MONEY MARKET FUNDS (Cost $132,553)		132,553
TOTAL INVESTMENTS - 100.0% (Cost $30,412,105)		$30,358,825
Other Assets in Excess of Liabilities - 0.0%(c)		10,743
TOTAL NET ASSETS - 100.0%		$30,369,568

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

16

AMPLIFY CEF HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Equity - 42.1%
Aberdeen India Fund, Inc.	1,113,465	$12,604,424
abrdn Global Dynamic Dividend Fund(a)	678,447	7,327,228
abrdn Healthcare Investors(a)	1,149,268	20,445,478
abrdn Healthcare Opportunities Fund(a)	446,935	7,508,508
abrdn Life Sciences Investors(a)	806,888	13,128,068
abrdn Total Dynamic Dividend Fund(a)	2,376,147	21,884,314
abrdn World Healthcare Fund	641,703	7,488,674
BlackRock ESG Capital Allocation Term Trust	1,459,010	19,813,356
BlackRock Health Sciences Term Trust(a)	496,422	7,128,620
BlackRock Technology and Private Equity Term Trust	1,085,343	7,163,264
CBRE Global Real Estate Income Fund(a)	4,120,579	18,089,342
ClearBridge Energy Midstream Opportunity Fund, Inc.(a)	177,881	9,395,674
Clough Global Opportunities Fund(a)	775,387	4,318,905
DoubleLine Yield Opportunities Fund	550,342	7,660,761
General American Investors Co., Inc.	105,918	6,193,025
Kayne Anderson Energy Infrastructure Fund	642,894	9,180,526
Liberty All-Star Equity Fund	1,250,128	6,938,210
LMP Capital and Income Fund, Inc.(a)	385,415	5,754,246
Neuberger Next Generation Connectivity Fund, Inc.	518,677	6,675,373
Nuveen Real Asset Income and Growth Fund(a)	754,372	9,278,776
NYLI CBRE Global Infrastructure Megatrends Term Fund(a)	564,493	8,292,402
Royce Small-Cap Trust, Inc.(a)	1,331,546	22,103,664
Tortoise Energy Infrastructure Corp.(a)	540,573	26,947,564
Virtus Dividend Interest & Premium Strategy Fund	593,440	7,483,278
Virtus Total Return Fund, Inc.	854,639	5,657,710
		278,461,390
Fixed Income - 57.6%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	1,125,402	16,228,297
abrdn Income Credit Strategies Fund	3,420,462	17,444,356
Advent Convertible and Income Fund(a)	658,215	7,345,679
Ares Dynamic Credit Allocation Fund, Inc.	409,927	4,984,712
BlackRock Capital Allocation Term Trust(a)	1,551,737	21,926,044

	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	884,648	$7,537,201
BlackRock Debt Strategies Fund, Inc.	1,696,101	16,265,609
BlackRock Floating Rate Income Strategies Fund, Inc.	965,985	10,645,155
BlackRock Floating Rate Income Trust	813,048	8,748,396
BlackRock Multi-Sector Income Trust	612,101	7,663,504
Brookfield Real Assets Income Fund, Inc.	597,165	7,679,542
Calamos Long/Short Equity & Dynamic Income Trust	341,707	4,636,964
Cohen & Steers Quality Income Realty Fund, Inc.(a)	709,473	8,549,150
DoubleLine Income Solutions Fund	2,019,225	21,868,207
First Trust High Yield Opportunities 2027 Term Fund	575,493	7,786,420
First Trust Senior Floating Rate Income Fund II	708,328	6,828,282
Franklin Ltd. Duration Income Trust(a)	1,101,494	6,421,710
FS Specialty Lending Fund(a)	1,313,268	16,428,983
Invesco Senior Income Trust	4,196,161	13,511,638
KKR Income Opportunities Fund(a)	1,117,298	12,290,278
Nuveen Core Plus Impact Fund(a)	783,889	7,987,829
Nuveen Credit Strategies Income Fund	4,008,883	19,523,260
Nuveen Floating Rate Income Fund	2,782,303	20,922,919
Nuveen Global High Income Fund	471,372	5,760,166
Nuveen Multi-Asset Income Fund	540,293	6,699,633
PGIM Global High Yield Fund, Inc.	649,274	7,564,042
PIMCO Access Income Fund	1,263,663	18,209,384
RiverNorth Opportunities Fund, Inc.	746,374	8,284,751
Saba Capital Income & Opportunities Fund(a)	1,454,841	9,805,628
Virtus Convertible & Income Fund	378,576	5,633,211
Virtus Convertible & Income Fund II(a)	338,016	4,532,794
Western Asset Diversified Income Fund(a)	1,412,956	18,990,129
Western Asset Emerging Markets Debt Fund, Inc.	759,167	7,455,020
Western Asset High Income Fund II, Inc.	2,455,392	9,772,460
Western Asset High Income Opportunity Fund, Inc.	1,596,120	5,793,916
		381,725,269
TOTAL INVESTMENT COMPANIES (Cost $682,932,005)		660,186,659

The accompanying notes are an integral part of these financial statements.

17

AMPLIFY CEF HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.0%
First American Government Obligations Fund - Class X, 3.58%(b)	6,767,612	$6,767,612
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,767,612)		6,767,612
TOTAL INVESTMENTS - 100.7% (Cost $689,699,617)		$666,954,271
Liabilities in Excess of Other Assets - (0.7)%		(4,357,670)
TOTAL NET ASSETS - 100.0%		$662,596,601

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $6,705,113.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

18

AMPLIFY COWS COVERED CALL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Communication Services - 4.7%
Nexstar Media Group, Inc.(a)	1,614	$291,859
T-Mobile US, Inc.(a)	1,855	389,606
		681,465
Consumer Discretionary - 2.7%
Hasbro, Inc.(a)	4,197	392,839
Consumer Staples - 2.4%
J M Smucker Co.(a)	3,678	354,706
Energy - 8.7%
Cheniere Energy, Inc.(a)	1,581	448,625
EQT Corp.(a)	6,199	394,504
Range Resources Corp.(a)	9,434	426,228
		1,269,357
Financials - 14.5%
American Express Co.(a)	849	256,806
Ameriprise Financial, Inc.(a)	575	255,530
Apollo Global Management, Inc.(a)	2,446	272,533
Bank of New York Mellon Corp.(a)	2,216	262,884
Evercore, Inc. - Class A(a)	900	268,659
FactSet Research Systems, Inc.(a)	1,264	274,276
Marsh & McLennan Cos., Inc.(a)	1,491	258,614
SEI Investments Co.(a)	3,258	255,655
		2,104,957
Health Care - 8.1%
Cigna Group(a)	1,517	404,660
Gilead Sciences, Inc.(a)	2,712	377,971
Quest Diagnostics, Inc.(a)	1,974	386,865
		1,169,496
Industrials - 29.4%(b)
A O Smith Corp.(a)	5,811	383,177
Allison Transmission Holdings, Inc.(a)	3,496	409,242
Booz Allen Hamilton Holding Corp.(a)	3,418	266,707
Carlisle Cos., Inc.(a)	1,122	374,322
Delta Air Lines, Inc.(a)	6,693	444,951
Leidos Holdings, Inc.(a)	1,497	232,813
Oshkosh Corp.(a)	2,598	382,452
Owens Corning(a)	3,688	399,115
Simpson Manufacturing Co., Inc.(a)	2,190	375,848
SS&C Technologies Holdings, Inc.(a)	5,423	366,432
Timken Co.(a)	3,830	385,183
TransUnion(a)	3,623	250,675
		4,270,917
Information Technology - 14.8%
Accenture PLC - Class A(a)	1,288	255,397
Cognizant Technology Solutions Corp. - Class A(a)	4,154	254,848
Dell Technologies, Inc. - Class C(a)	2,686	440,853
QUALCOMM, Inc.(a)	2,949	379,772

	Shares	Value
Roper Technologies, Inc.(a)	1,123	$397,385
TD SYNNEX Corp.(a)	2,505	422,619
		2,150,874
Materials - 8.0%
Avery Dennison Corp.(a)	2,268	391,638
Crown Holdings, Inc.(a)	3,772	378,143
Reliance, Inc.(a)	1,285	390,537
		1,160,318
Utilities - 2.7%
NRG Energy, Inc.(a)	2,663	389,171
TOTAL COMMON STOCKS (Cost $14,228,118)		13,944,100
AFFILIATED EXCHANGE TRADED FUNDS - 4.2%
Amplify Cash Flow Dividend Leaders ETF(c)	18,361	605,749
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $614,502)		605,749
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(d)	62,376	62,376
TOTAL MONEY MARKET FUNDS (Cost $62,376)		62,376
TOTAL INVESTMENTS - 100.6% (Cost $14,904,996)		$14,612,225
Liabilities in Excess of Other Assets - (0.6)%		(93,866)
TOTAL NET ASSETS - 100.0%		$14,518,359

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

19

AMPLIFY COWS COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Call Options - (0.6)%(a)(b)
A O Smith Corp., Expiration: 04/17/2026; Exercise Price: $70.00	$(342,888)	(52)	$(1,950)
Accenture PLC, Expiration: 04/17/2026; Exercise Price: $220.00	(218,119)	(11)	(798)
Allison Transmission Holdings, Inc., Expiration: 04/17/2026; Exercise Price: $125.00	(362,886)	(31)	(2,867)
American Express Co.
Expiration: 04/17/2026; Exercise Price: $320.00	(30,248)	(1)	(254)
Expiration: 04/17/2026; Exercise Price: $330.00	(151,240)	(5)	(582)
Ameriprise Financial, Inc., Expiration: 04/17/2026; Exercise Price: $490.00	(222,200)	(5)	(638)
Apollo Global Management, Inc.
Expiration: 04/17/2026; Exercise Price: $123.00	(22,284)	(2)	(160)
Expiration: 04/17/2026; Exercise Price: $125.00	(222,840)	(20)	(1,150)
Avery Dennison Corp.
Expiration: 04/17/2026; Exercise Price: $180.00	(310,824)	(18)	(3,150)
Expiration: 04/17/2026; Exercise Price: $185.00	(34,536)	(2)	(180)
Bank of New York Mellon Corp., Expiration: 04/17/2026; Exercise Price: $125.00	(225,397)	(19)	(2,233)
Booz Allen Hamilton Holding Corp., Expiration: 04/17/2026; Exercise Price: $90.00	(241,893)	(31)	(697)
Carlisle Cos., Inc.
Expiration: 04/17/2026; Exercise Price: $370.00	(100,086)	(3)	(577)
Expiration: 04/17/2026; Exercise Price: $380.00	(233,534)	(7)	(1,260)
Cheniere Energy, Inc., Expiration: 04/17/2026; Exercise Price: $320.00	(312,136)	(11)	(1,842)
Cigna Group, Expiration: 04/17/2026; Exercise Price: $287.50	(373,450)	(14)	(2,170)
Cognizant Technology Solutions Corp., Expiration: 04/17/2026; Exercise Price: $67.50	(239,265)	(39)	(1,365)
Crown Holdings, Inc., Expiration: 04/17/2026; Exercise Price: $110.00	(350,875)	(35)	(962)
Dell Technologies, Inc., Expiration: 04/17/2026; Exercise Price: $182.50	(311,847)	(19)	(3,059)
Delta Air Lines, Inc., Expiration: 04/17/2026; Exercise Price: $74.00	(418,824)	(63)	(6,394)
EQT Corp.
Expiration: 04/17/2026; Exercise Price: $72.50	(286,380)	(45)	(1,462)
Expiration: 04/17/2026; Exercise Price: $76.00	(76,368)	(12)	(168)
Evercore, Inc., Expiration: 04/17/2026; Exercise Price: $310.00	(238,808)	(8)	(4,960)
FactSet Research Systems, Inc., Expiration: 04/17/2026; Exercise Price: $240.00	(260,388)	(12)	(2,310)
Gilead Sciences, Inc.
Expiration: 04/17/2026; Exercise Price: $145.00	(55,748)	(4)	(512)
Expiration: 04/17/2026; Exercise Price: $146.00	(292,677)	(21)	(2,111)
Hasbro, Inc.
Expiration: 04/17/2026; Exercise Price: $97.50	(65,520)	(7)	(735)
Expiration: 04/17/2026; Exercise Price: $100.00	(299,520)	(32)	(1,920)
J M Smucker Co., Expiration: 04/17/2026; Exercise Price: $105.00	(337,540)	(35)	(963)
Leidos Holdings, Inc.
Expiration: 04/17/2026; Exercise Price: $175.00	(15,552)	(1)	(55)
Expiration: 04/17/2026; Exercise Price: $180.00	(186,624)	(12)	(570)
Marsh & McLennan Cos., Inc., Expiration: 04/17/2026; Exercise Price: $185.00	(242,830)	(14)	(1,295)
Nexstar Media Group, Inc., Expiration: 04/17/2026; Exercise Price: $250.00	(235,079)	(13)	(1,203)
NRG Energy, Inc.
Expiration: 04/17/2026; Exercise Price: $170.00	(248,438)	(17)	(553)
Expiration: 04/17/2026; Exercise Price: $175.00	(58,456)	(4)	(170)
Oshkosh Corp., Expiration: 04/17/2026; Exercise Price: $160.00	(353,304)	(24)	(3,720)
Owens Corning
Expiration: 04/17/2026; Exercise Price: $115.00	(303,016)	(28)	(4,410)
Expiration: 04/17/2026; Exercise Price: $120.00	(43,288)	(4)	(310)
QUALCOMM, Inc.
Expiration: 04/17/2026; Exercise Price: $139.00	(64,390)	(5)	(370)
Expiration: 04/17/2026; Exercise Price: $140.00	(283,316)	(22)	(1,320)
Quest Diagnostics, Inc., Expiration: 04/17/2026; Exercise Price: $210.00	(352,764)	(18)	(2,160)

The accompanying notes are an integral part of these financial statements.

20

AMPLIFY COWS COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (Continued)
Call Options - (Continued)
Range Resources Corp.
Expiration: 04/17/2026; Exercise Price: $50.00	$(343,368)	(76)	$(2,280)
Expiration: 04/17/2026; Exercise Price: $55.00	(58,734)	(13)	(97)
Reliance, Inc., Expiration: 04/17/2026; Exercise Price: $330.00	(303,920)	(10)	(1,250)
Roper Technologies, Inc., Expiration: 04/17/2026; Exercise Price: $390.00	(318,474)	(9)	(607)
SEI Investments Co., Expiration: 04/17/2026; Exercise Price: $85.00	(243,257)	(31)	(3,488)
Simpson Manufacturing Co., Inc.
Expiration: 04/17/2026; Exercise Price: $185.00	(34,324)	(2)	(310)
Expiration: 04/17/2026; Exercise Price: $190.00	(308,916)	(18)	(2,520)
SS&C Technologies Holdings, Inc.
Expiration: 04/17/2026; Exercise Price: $75.00	(47,299)	(7)	(228)
Expiration: 04/17/2026; Exercise Price: $80.00	(297,308)	(44)	(1,650)
TD SYNNEX Corp.
Expiration: 04/17/2026; Exercise Price: $170.00	(337,420)	(20)	(8,100)
Expiration: 04/17/2026; Exercise Price: $175.00	(50,613)	(3)	(570)
Timken Co., Expiration: 04/17/2026; Exercise Price: $110.00	(351,995)	(35)	(3,588)
T-Mobile US, Inc.
Expiration: 04/17/2026; Exercise Price: $220.00	(315,045)	(15)	(3,173)
Expiration: 04/17/2026; Exercise Price: $227.50	(42,006)	(2)	(171)
TransUnion
Expiration: 04/17/2026; Exercise Price: $75.00	(27,676)	(4)	(400)
Expiration: 04/17/2026; Exercise Price: $82.50	(207,570)	(30)	(1,125)
TOTAL WRITTEN OPTIONS (Premiums received $95,935)			$(93,122)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

21

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.1%
Communication Services - 1.1%
Meta Platforms, Inc. - Class A	6,906	$3,951,130
Verizon Communications, Inc.	1,388,806	69,718,061
		73,669,191
Consumer Discretionary - 13.0%
Home Depot, Inc.	852,335	280,324,458
McDonald’s Corp.	865,276	268,919,128
TJX Cos., Inc.(a)	1,939,374	309,718,028
		858,961,614
Consumer Staples - 6.0%
Coca-Cola Co.	1,949,270	148,241,984
Walmart, Inc.	1,989,691	247,278,797
		395,520,781
Energy - 7.9%
Chevron Corp.(a)	1,539,699	318,563,723
Marathon Petroleum Corp.(a)	836,715	204,309,069
		522,872,792
Financials - 23.1%
American Express Co.	1,063,028	321,544,709
CME Group, Inc.	939,146	277,376,771
Goldman Sachs Group, Inc.	383,080	324,081,849
JPMorgan Chase & Co.	1,106,429	325,467,155
Visa, Inc. - Class A(a)	938,011	283,504,445
		1,531,974,929
Health Care - 8.8%
Amgen, Inc.	722,035	254,048,015
Medtronic PLC	1,390,158	120,457,191
Merck & Co., Inc.	1,763,681	212,153,187
		586,658,393
Industrials - 14.2%
Caterpillar, Inc.	471,478	334,023,304
FedEx Corp.	427,120	152,131,602
Norfolk Southern Corp.	354,509	101,744,083
RTX Corp.	1,816,155	350,336,299
		938,235,288
Information Technology - 13.9%
Apple, Inc.	1,267,553	321,692,276
International Business Machines Corp.	1,093,704	265,102,913
Microsoft Corp.	911,731	337,495,464
		924,290,653
Materials - 3.0%
Agnico Eagle Mines Ltd.	979,378	198,794,146
Utilities - 2.1%
Duke Energy Corp.	1,066,489	139,646,069
TOTAL COMMON STOCKS (Cost $5,351,632,708)		6,170,623,856

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 4.4%
Amplify Samsung SOFR ETF(b)	2,904,883	$290,909,508
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $291,364,940)		290,909,508
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(c)	146,500,365	146,500,365
TOTAL MONEY MARKET FUNDS (Cost $146,500,365)		146,500,365
TOTAL INVESTMENTS - 99.7% (Cost $5,789,498,013)		$6,608,033,729
Other Assets in Excess of Liabilities - 0.3%		17,245,467
TOTAL NET ASSETS - 100.0%		$6,625,279,196

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

22

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%(a)(b)
Chevron Corp., Expiration: 04/02/2026; Exercise Price: $190.00	$(18,621,000)	(900)	$(1,521,000)
Marathon Petroleum Corp.
Expiration: 04/17/2026; Exercise Price: $230.00	(12,209,000)	(500)	(912,500)
Expiration: 04/17/2026; Exercise Price: $240.00	(24,418,000)	(1,000)	(1,105,000)
Expiration: 04/17/2026; Exercise Price: $250.00	(24,418,000)	(1,000)	(590,000)
TJX Cos., Inc., Expiration: 04/17/2026; Exercise Price: $155.00	(15,970,000)	(1,000)	(652,500)
Visa, Inc., Expiration: 04/02/2026; Exercise Price: $292.50	(18,134,400)	(600)	(604,500)
TOTAL WRITTEN OPTIONS (Premiums received $5,441,113)			$(5,385,500)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

23

AMPLIFY CWP GROWTH & INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Communication Services - 16.6%
Alphabet, Inc. - Class A	158,378	$45,543,177
AST SpaceMobile, Inc.(a)	39,068	3,237,565
Meta Platforms, Inc. - Class A(b)	40,637	23,249,647
Netflix, Inc.(a)	163,532	15,723,602
TKO Group Holdings, Inc.	11,200	2,258,480
T-Mobile US, Inc.	31,731	6,664,462
		96,676,933
Consumer Discretionary - 12.0%
Amazon.com, Inc.(a)	156,939	32,685,686
Hasbro, Inc.(b)	93,580	8,759,088
Home Depot, Inc.	18,352	6,035,789
Tesla, Inc.(a)	60,882	22,632,883
		70,113,446
Consumer Staples - 6.8%
Altria Group, Inc.	123,745	8,165,933
Coca-Cola Co.(b)	118,548	9,015,576
Costco Wholesale Corp.	11,052	11,012,544
Walmart, Inc.	91,179	11,331,726
		39,525,779
Energy - 0.8%
Schlumberger NV	91,679	4,711,384
Financials - 3.6%
Allstate Corp.(b)	42,764	8,866,688
Visa, Inc. - Class A	40,647	12,285,149
		21,151,837
Health Care - 6.7%
AbbVie, Inc.(b)	40,635	8,837,706
Amgen, Inc.(b)	24,634	8,667,473
Cencora, Inc.(b)	26,395	8,291,725
Eli Lilly & Co.	14,452	13,292,516
		39,089,420
Industrials - 2.0%
Rocket Lab Corp.(a)	48,599	3,121,028
RTX Corp.(b)	44,461	8,576,527
		11,697,555
Information Technology - 45.4%(c)
Advanced Micro Devices, Inc.(a)	59,522	12,108,561
Apple, Inc.	233,390	59,232,048
Applied Materials, Inc.	16,671	5,697,981
Broadcom, Inc.	72,691	22,498,591
Cisco Systems, Inc.	145,202	11,266,223
Intel Corp.(a)	133,328	5,883,765
Intuit, Inc.	15,469	6,688,486
Lam Research Corp.	37,635	8,041,094
Micron Technology, Inc.	34,528	11,664,940
Microsoft Corp.	125,112	46,312,709
NVIDIA Corp.	362,358	63,195,235

	Shares	Value
Palantir Technologies, Inc. - Class A(a)	55,822	$8,165,642
Palo Alto Networks, Inc.(a)	29,960	4,803,187
		265,558,462
Materials - 1.8%
Linde PLC	11,300	5,602,088
Steel Dynamics, Inc.	27,500	4,950,000
		10,552,088
Utilities - 0.8%
Exelon Corp.	99,000	4,852,980
TOTAL COMMON STOCKS (Cost $572,310,065)		563,929,884
AFFILIATED EXCHANGE TRADED FUNDS - 2.7%
Amplify Samsung SOFR ETF(d)	157,687	15,791,564
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $15,818,663)		15,791,564
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.5%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(e)	20,694,464	20,694,464
TOTAL MONEY MARKET FUNDS (Cost $20,694,464)		20,694,464
TOTAL INVESTMENTS - 102.7% (Cost $608,823,192)		$600,415,912
Liabilities in Excess of Other Assets - (2.7)%		(15,571,051)
TOTAL NET ASSETS - 100.0%		$584,844,861

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

24

AMPLIFY CWP GROWTH & INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (1.1)%(a)(b)
AbbVie, Inc., Expiration: 04/02/2026; Exercise Price: $205.00	$(6,198,465)	(285)	$(361,238)
Allstate Corp., Expiration: 04/17/2026; Exercise Price: $200.00	(7,173,964)	(346)	(335,620)
Amgen, Inc., Expiration: 04/17/2026; Exercise Price: $350.00	(4,574,050)	(130)	(131,950)
Cencora, Inc., Expiration: 04/17/2026; Exercise Price: $310.00	(6,188,558)	(197)	(211,775)
Coca-Cola Co., Expiration: 04/17/2026; Exercise Price: $75.00	(7,209,540)	(948)	(201,450)
Hasbro, Inc., Expiration: 04/17/2026; Exercise Price: $90.00	(4,689,360)	(501)	(230,460)
Meta Platforms, Inc., Expiration: 04/10/2026; Exercise Price: $525.00	(3,489,993)	(61)	(303,017)
NASDAQ 100 Index, Expiration: 04/10/2026; Exercise Price: $22,700.00	(90,212,722)	(38)	(4,494,450)
RTX Corp., Expiration: 04/17/2026; Exercise Price: $185.00	(4,282,380)	(222)	(239,760)
TOTAL WRITTEN OPTIONS (Premiums received $4,917,822)			$(6,509,720)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

25

AMPLIFY CWP INTERNATIONAL ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Communication Services - 7.7%
America Movil SAB de CV - ADR	1,044,181	$26,605,732
Baidu, Inc. - ADR(a)	164,149	18,289,482
NetEase, Inc. - ADR	91,808	10,276,987
SK Telecom Co. Ltd. - ADR	85,000	2,489,650
Vodafone Group PLC - ADR	1,394,354	20,943,197
		78,605,048
Consumer Discretionary - 4.3%
Alibaba Group Holding Ltd. - ADR	240,955	30,230,214
Atour Lifestyle Holdings Ltd. - ADR(a)(b)	388,676	14,307,164
		44,537,378
Consumer Staples - 5.7%
Anheuser-Busch InBev SA - ADR	255,000	17,689,350
British American Tobacco PLC - ADR(c)	405,681	23,720,168
Fomento Economico Mexicano SAB de CV - ADR	154,363	17,143,555
		58,553,073
Energy - 11.5%
Cameco Corp.(a)(b)	270,531	29,382,372
Enbridge, Inc.	410,400	22,219,056
Eni SpA - ADR(b)(c)	378,921	21,450,718
Imperial Oil Ltd.	166,800	21,820,776
Tenaris SA - ADR(c)	240,514	13,993,104
TotalEnergies SE	102,362	9,312,895
		118,178,921
Financials - 19.2%
Banco Bilbao Vizcaya Argentaria SA - ADR	837,909	18,149,109
Banco Macro SA - ADR(c)	218,181	16,880,664
Banco Santander SA - ADR(a)(b)(c)	1,451,440	16,372,243
Bank of Montreal	234,327	31,713,816
Barclays PLC - ADR	905,983	19,170,601
Grupo Cibest SA - ADR	316,858	23,070,431
Mitsubishi UFJ Financial Group, Inc. - ADR(c)	1,698,431	28,822,374
Shinhan Financial Group Co. Ltd. - ADR(c)	276,319	16,943,881
Sumitomo Mitsui Financial Group, Inc. - ADR(c)	1,305,755	25,788,661
		196,911,780
Health Care - 7.6%
AstraZeneca PLC	133,498	26,328,476
Novartis AG - ADR	125,327	19,143,699
Takeda Pharmaceutical Co. Ltd. - ADR(c)	886,835	16,424,184
Teva Pharmaceutical Industries Ltd. - ADR(a)	525,000	15,813,000
		77,709,359

	Shares	Value
Industrials - 10.7%
Airbus SE - ADR	206,351	$9,750,085
Canadian Pacific Kansas City Ltd.	186,192	14,645,863
Elbit Systems Ltd.	21,032	17,858,061
Embraer SA - ADR(a)(b)	199,489	11,837,677
Latam Airlines Group SA - ADR	228,990	11,321,265
Ryanair Holdings PLC - ADR(a)(b)	331,406	19,155,267
Siemens AG - ADR	205,028	24,988,813
		109,557,031
Information Technology - 7.3%
ASE Technology Holding Co. Ltd. - ADR	532,562	11,545,944
ASML Holding NV	16,026	21,167,622
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	125,415	42,383,999
		75,097,565
Materials - 15.3%
Agnico Eagle Mines Ltd.	125,398	25,453,286
ArcelorMittal SA(a)(b)	199,876	10,389,554
Cemex SAB de CV - ADR	454,348	5,197,741
CRH PLC	49,958	5,251,585
Nutrien Ltd.(b)	499,645	37,703,212
Rio Tinto PLC - ADR(a)(b)	145,248	13,550,186
Sasol Ltd. - ADR(a)	1,230,750	15,950,520
Southern Copper Corp.(a)(b)	127,518	21,940,762
Wheaton Precious Metals Corp.	167,492	21,943,127
		157,379,973
Utilities - 6.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	713,859	21,779,848
Enel SpA - ADR	904,420	9,840,090
Korea Electric Power Corp. - ADR(a)	785,841	11,198,234
RWE AG - ADR(c)	223,449	15,038,118
TransAlta Corp.	500,960	6,562,576
		64,418,866
TOTAL COMMON STOCKS (Cost $854,975,455)		980,948,994
AFFILIATED EXCHANGE TRADED FUNDS - 2.0%
Amplify Samsung SOFR ETF(d)	205,917	20,621,558
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $20,653,527)		20,621,558

The accompanying notes are an integral part of these financial statements.

26

AMPLIFY CWP INTERNATIONAL ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.1%
First American Government Obligations Fund - Class X, 3.58%(e)	103,522,789	$103,522,789
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $103,522,789)		103,522,789
MONEY MARKET FUNDS - 2.6%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(e)	26,616,830	26,616,830
TOTAL MONEY MARKET FUNDS (Cost $26,616,830)		26,616,830
TOTAL INVESTMENTS - 110.3% (Cost $1,005,768,601)		$1,131,710,171
Liabilities in Excess of Other Assets - (10.3)%		(105,221,935)
TOTAL NET ASSETS - 100.0%		$1,026,488,236

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $104,173,506.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

27

AMPLIFY CWP INTERNATIONAL ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%(a)(b)
ArcelorMittal SA, Expiration: 04/17/2026; Exercise Price: $65.00	$(259,900)	(50)	$(875)
Atour Lifestyle Holdings Ltd., Expiration: 04/17/2026; Exercise Price: $35.00	(3,681,000)	(1,000)	(250,000)
Banco Santander SA, Expiration: 04/17/2026; Exercise Price: $13.00	(3,384,000)	(3,000)	(7,500)
Cameco Corp., Expiration: 04/02/2026; Exercise Price: $135.00	(9,774,900)	(900)	(11,700)
Embraer SA, Expiration: 04/17/2026; Exercise Price: $75.00	(415,380)	(70)	(350)
Eni SpA, Expiration: 04/17/2026; Exercise Price: $52.50	(5,094,900)	(900)	(391,500)
Nutrien Ltd., Expiration: 04/17/2026; Exercise Price: $73.00	(7,546,000)	(1,000)	(400,000)
Rio Tinto PLC, Expiration: 04/17/2026; Exercise Price: $100.00	(279,870)	(30)	(2,100)
Ryanair Holdings PLC, Expiration: 04/17/2026; Exercise Price: $70.00	(3,757,000)	(650)	(13,000)
Southern Copper Corp., Expiration: 04/02/2026; Exercise Price: $227.50	(258,090)	(15)	(413)
TOTAL WRITTEN OPTIONS (Premiums received $1,273,646)			$(1,077,438)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

28

AMPLIFY CYBERSECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Industrials - 9.5%
General Dynamics Corp.	274,415	$94,184,716
Northrop Grumman Corp.	125,437	85,578,139
		179,762,855
Information Technology - 89.3%(a)
A10 Networks, Inc.(b)	3,170,974	73,312,919
Broadcom, Inc.	413,621	128,019,836
Check Point Software Technologies Ltd.(c)	529,945	75,702,643
Cisco Systems, Inc.	1,404,140	108,947,223
Cloudflare, Inc. - Class A(c)	525,554	108,442,812
Crowdstrike Holdings, Inc. - Class A(c)	263,941	103,045,206
F5, Inc.(c)	292,015	84,488,700
Fastly, Inc. - Class A(c)	3,527,935	102,521,791
Fortinet, Inc.(c)	1,151,485	94,099,354
Gen Digital, Inc.	3,488,630	65,690,903
Okta, Inc.(c)	1,075,091	84,620,413
Palo Alto Networks, Inc.(c)	683,561	109,588,499
Qualys, Inc.(c)	732,504	64,350,476
Radware Ltd.(c)	2,591,273	68,202,305
Rubrik, Inc. - Class A(b)(c)	1,450,276	71,020,016
SentinelOne, Inc. - Class A(b)(c)	5,385,459	69,364,712
Tenable Holdings, Inc.(c)	3,388,746	57,320,639
Trend Micro, Inc.	2,153,423	70,928,006
Varonis Systems, Inc.(c)	2,891,462	62,079,689
Zscaler, Inc.(c)	555,369	77,912,717
		1,679,658,859
TOTAL COMMON STOCKS (Cost $1,682,744,080)		1,859,421,714
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(d)	14,049,042	14,049,042
TOTAL MONEY MARKET FUNDS (Cost $14,049,042)		14,049,042

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(d)	13,917,111	$13,917,111
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,917,111)		13,917,111
TOTAL INVESTMENTS - 100.3% (Cost $1,710,710,233)		$1,887,387,867
Liabilities in Excess of Other Assets - (0.3)%		(6,300,902)
TOTAL NET ASSETS - 100.0%		$1,881,086,965

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $14,482,492.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

29

AMPLIFY DIGITAL PAYMENTS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 0.4%
Ibotta, Inc. - Class A(a)(b)	23,549	$705,763
Financials - 95.3%(c)
Adyen NV(a)(d)(e)	8,841	8,664,771
Affirm Holdings, Inc.(a)	153,211	7,020,128
American Express Co.	30,148	9,119,167
Block, Inc.(a)	147,078	8,851,154
Boku, Inc.(a)(d)(e)	208,983	453,340
Capital One Financial Corp.	50,076	9,135,365
Coinbase Global, Inc. - Class A(a)	45,681	7,976,359
Corpay, Inc.(a)	22,193	6,457,941
Dlocal Ltd.	108,229	1,403,730
Etoro Group Ltd. - Class A(a)	37,190	1,116,816
Euronet Worldwide, Inc.(a)	37,589	2,494,782
EVERTEC, Inc.	38,816	1,095,388
Fidelity National Information Services, Inc.	159,322	7,473,795
Fiserv, Inc.(a)	127,338	7,105,460
Flywire Corp.(a)	101,605	1,182,682
Global Payments, Inc.	94,914	6,387,712
GMO Payment Gateway, Inc.	48,146	2,482,807
Kakaopay Corp.(a)	30,207	963,413
Marqeta, Inc. - Class A(a)	255,203	1,041,228
Mastercard, Inc. - Class A	19,827	9,906,759
Nanduq PLC - ADR(a)(b)(f)	235,051	0
Nexi SpA(d)(e)	736,186	2,697,398
Pagseguro Digital Ltd. - Class A	183,329	1,836,957
PayPal Holdings, Inc.	187,936	8,500,345
PayPoint PLC	68,656	501,575
Remitly Global, Inc.(a)	154,699	2,424,133
Shift4 Payments, Inc. - Class A(a)(b)	35,953	1,572,225
StoneCo Ltd. - Class A(a)	222,212	3,137,634
Toast, Inc. - Class A(a)	289,160	7,665,632
Visa, Inc. - Class A	32,519	9,828,543
Western Union Co.	263,554	2,300,826
WEX, Inc.(a)	28,118	4,303,179
Wise PLC - Class A(a)	672,227	8,004,813
Worldline SA(a)(d)(e)	320,813	94,776
Zip Co. Ltd.(a)	1,284,780	1,363,913
		154,564,746
Information Technology - 4.0%
ACI Worldwide, Inc.(a)	78,996	3,239,626
NCR Voyix Corp.(a)	95,342	603,515
PAX Global Technology Ltd.	867,000	475,511
Q2 Holdings, Inc.(a)	45,163	2,136,210
		6,454,862
TOTAL COMMON STOCKS (Cost $228,164,841)		161,725,371

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%
First American Government Obligations Fund - Class X, 3.58%(g)	2,567,478	$2,567,478
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,567,478)		2,567,478
MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(g)	486,653	486,653
TOTAL MONEY MARKET FUNDS (Cost $486,653)		486,653
TOTAL INVESTMENTS - 101.6% (Cost $231,218,972)		$164,779,502
Liabilities in Excess of Other Assets - (1.6)%		(2,645,461)
TOTAL NET ASSETS - 100.0%		$162,134,041

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $1,526,329.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $11,910,285 or 7.3% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2026, the value of these securities total $11,910,285 or 7.3% of the Fund’s net assets.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

30

AMPLIFY ENERGY & NATURAL RESOURCES COVERED CALL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Coal & Consumable Fuels - 1.0%
Alliance Resource Partners LP(a)	9,672	$267,431
Commodity Chemicals - 12.4%
Dow, Inc.(a)	38,744	1,613,688
LyondellBasell Industries NV - Class A(a)	21,461	1,728,898
		3,342,586
Fertilizers & Agricultural Chemicals - 4.6%
CVR Partners LP	9,777	1,238,453
Integrated Oil & Gas - 13.4%
BP PLC - ADR(a)	18,930	889,710
Petroleo Brasileiro SA - Petrobras - ADR(a)	85,151	1,766,883
TotalEnergies SE(a)	10,514	956,564
		3,613,157
Oil & Gas Drilling - 4.1%
Noble Corp. PLC	22,226	1,090,630
Oil & Gas Equipment & Services - 9.1%
Atlas Energy Solutions, Inc.(a)	97,279	1,276,301
Kodiak Gas Services, Inc.	16,520	963,446
USA Compression Partners LP	7,527	204,132
		2,443,879
Oil & Gas Exploration & Production - 19.5%
Black Stone Minerals LP	14,239	215,294
Canadian Natural Resources Ltd.(a)	17,442	849,949
Chord Energy Corp.(a)	7,031	999,667
Crescent Energy Co. - Class A	76,597	1,034,059
Dorchester Minerals LP	11,776	319,130
Kimbell Royalty Partners LP	22,045	318,991
Mach Natural Resources LP(a)	21,115	295,610
Northern Oil & Gas, Inc.(a)(b)	41,601	1,215,997
		5,248,697
Oil & Gas Refining & Marketing - 0.6%
Sunoco LP	2,632	171,001
Oil & Gas Storage & Transportation - 30.8%(c)
Antero Midstream Corp.(a)	32,074	731,287
Cheniere Energy Partners LP(a)	2,385	154,143
Delek Logistics Partners LP	4,577	227,752
Enbridge, Inc.	14,575	789,090
Energy Transfer LP(a)	10,300	198,790
Enterprise Products Partners LP	4,735	179,172
FLEX LNG Ltd.(a)(b)	41,384	1,229,519
Global Partners LP	3,625	152,613
Hess Midstream LP - Class A	5,743	223,230
Kinetik Holdings, Inc.(a)	24,847	1,202,843
MPLX LP(a)	3,159	180,284
ONEOK, Inc.(a)	8,630	780,066

	Shares	Value
Pembina Pipeline Corp.	15,567	$696,779
Plains All American Pipeline LP	10,252	228,927
South Bow Corp.	33,357	1,111,455
Western Midstream Partners LP(a)	4,941	203,421
		8,289,371
Specialty Chemicals - 4.5%
Eastman Chemical Co.(a)	15,780	1,204,330
TOTAL COMMON STOCKS (Cost $21,904,671)		26,909,535
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.3%
First American Government Obligations Fund - Class X, 3.58%(d)	1,165,979	1,165,979
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,165,979)		1,165,979
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(d)	36,408	36,408
TOTAL MONEY MARKET FUNDS (Cost $36,408)		36,408
TOTAL INVESTMENTS - 104.5% (Cost $23,107,058)		$28,111,922
Liabilities in Excess of Other Assets - (4.5)%		(1,200,390)
TOTAL NET ASSETS - 100.0%		$26,911,532

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $1,131,382.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

31

AMPLIFY ENERGY & NATURAL RESOURCES COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%
Call Options - (0.7)%
Alliance Resource Partners LP, Expiration: 04/17/2026; Exercise Price: $30.00(a)(b)	$(94,010)	(34)	$(595)
Antero Midstream Corp., Expiration: 04/17/2026; Exercise Price: $24.00(a)(b)	(239,400)	(105)	(1,575)
Atlas Energy Solutions, Inc., Expiration: 04/17/2026; Exercise Price: $15.00(a)(b)	(502,496)	(383)	(7,660)
BP PLC, Expiration: 04/17/2026; Exercise Price: $48.00(a)(b)	(296,100)	(63)	(6,300)
Canadian Natural Resources Ltd., Expiration: 04/17/2026; Exercise Price: $52.50(a)(b)	(272,888)	(56)	(2,100)
Cheniere Energy Partners LP, Expiration: 04/17/2026; Exercise Price: $70.00(a)(b)	(58,167)	(9)	(360)
Chord Energy Corp., Expiration: 04/17/2026; Exercise Price: $140.00(a)(b)	(383,886)	(27)	(18,495)
Dow, Inc., Expiration: 04/17/2026; Exercise Price: $40.00(a)(b)	(599,760)	(144)	(39,672)
Eastman Chemical Co., Expiration: 04/17/2026; Exercise Price: $75.00(a)(b)	(473,184)	(62)	(23,560)
Energy Transfer LP, Expiration: 04/17/2026; Exercise Price: $20.00(a)(b)	(71,410)	(37)	(462)
FLEX LNG Ltd., Expiration: 04/17/2026; Exercise Price: $34.00(a)(b)	0	(157)	(2,355)
Kinetik Holdings, Inc., Expiration: 04/17/2026; Exercise Price: $50.00(a)(b)	(445,372)	(92)	(9,430)
LyondellBasell Industries NV, Expiration: 04/17/2026; Exercise Price: $80.00(a)(b)	(644,480)	(80)	(32,000)
Mach Natural Resources LP, Expiration: 04/17/2026; Exercise Price: $15.00(a)(b)	(110,600)	(79)	(3,160)
MPLX LP, Counterparty: Cboe BXZ Exchange, Inc.; Expiration: 04/17/2026; Exercise Price: $60.00	(57,070)	(10)	(125)
Northern Oil & Gas, Inc., Expiration: 04/17/2026; Exercise Price: $30.00(a)(b)	(444,296)	(152)	(12,920)
ONEOK, Inc., Expiration: 04/17/2026; Exercise Price: $95.00(a)(b)	(307,326)	(34)	(2,890)
Petroleo Brasileiro SA - Petrobras, Expiration: 04/17/2026; Exercise Price: $21.00(a)(b)	(641,175)	(309)	(20,703)
TotalEnergies SE, Expiration: 04/17/2026; Exercise Price: $95.00(a)(b)	(299,367)	(37)	(4,255)
Western Midstream Partners LP, Expiration: 04/17/2026; Exercise Price: $43.00(a)(b)	(69,989)	(17)	(383)
TOTAL WRITTEN OPTIONS (Premiums received $122,577)			$(189,000)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

32

AMPLIFY ETHEREUM 3% MONTHLY OPTION INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 23.7%
iShares Ethereum Trust ETF(a)(b)		39,110	$619,111
TOTAL EXCHANGE TRADED FUNDS (Cost $917,802)			619,111
	Notional Amount	Contracts
PURCHASED OPTIONS - 11.3%(a)
Call Options - 11.3%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05(b)(c)(d)	$2,176,625	1,375	294,938
TOTAL PURCHASED OPTIONS (Cost $228,383)			294,938
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 59.3%
3.50%, 04/09/2026(e)		300,000	299,759
3.56%, 04/23/2026(e)		600,000	598,669
3.56%, 05/05/2026(e)		151,000	150,485
3.58%, 05/07/2026(e)		252,000	251,081
3.58%, 05/14/2026(e)		250,000	248,916
TOTAL U.S. TREASURY BILLS (Cost $1,549,016)			1,548,910
		Shares
MONEY MARKET FUNDS - 8.1%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(f)		212,262	212,262
TOTAL MONEY MARKET FUNDS (Cost $212,262)			212,262
TOTAL INVESTMENTS - 102.4% (Cost $2,907,463)			$2,675,221
Liabilities in Excess of Other Assets - (2.4)%			(61,653)
TOTAL NET ASSETS - 100.0%			$2,613,568
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of March 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

33

AMPLIFY ETHEREUM 3% MONTHLY OPTION INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.4)%
Call Options - (0.6)%
iShares Ethereum Trust ETF, Expiration: 04/07/2026; Exercise Price: $16.87(a)(b)	$(1,662,150)	(1,050)	$(16,800)
Put Options - (1.8)%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05(a)(b)	(2,176,625)	(1,375)	(46,117)
TOTAL WRITTEN OPTIONS (Premiums received $195,238)			$(62,917)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

34

AMPLIFY ETHEREUM MAX INCOME COVERED CALL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 15.7%(a)
Call Options - 15.7%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05(b)(c)(d)	$4,145,877	2,619	$561,775
TOTAL PURCHASED OPTIONS (Cost $411,966)			561,775
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 43.5%
3.57%, 04/23/2026(e)		350,000	349,224
3.56%, 05/05/2026(e)		605,000	602,936
3.58%, 05/07/2026(e)		605,000	602,795
TOTAL U.S. TREASURY BILLS (Cost $1,555,078)			1,554,955
		Shares
MONEY MARKET FUNDS - 32.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(f)(g)		1,157,533	1,157,533
TOTAL MONEY MARKET FUNDS (Cost $1,157,533)			1,157,533
TOTAL INVESTMENTS - 91.5% (Cost $3,124,577)			$3,274,263
Other Assets in Excess of Liabilities - 8.5%			304,841
TOTAL NET ASSETS - 100.0%			$3,579,104
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of March 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

35

AMPLIFY ETHEREUM MAX INCOME COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.6)%
Call Options - (1.2)%
iShares Ethereum Trust ETF, Expiration: 04/07/2026; Exercise Price: $16.87(a)(b)	$(4,145,877)	(2,619)	$(41,904)
Put Options - (2.4)%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05(a)(b)	(4,145,877)	(2,619)	(87,841)
TOTAL WRITTEN OPTIONS (Premiums received $377,584)			$(129,745)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

36

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Communication Services - 3.4%
Alphabet, Inc. - Class A	2,771	$796,829
Cable One, Inc.	1,568	143,017
Cargurus, Inc.(a)	14,797	503,838
Cars.com, Inc.(a)	37,373	303,469
Electronic Arts, Inc.	2,981	607,737
John Wiley & Sons, Inc. - Class A	9,914	377,723
Netflix, Inc.(a)	4,614	443,636
New York Times Co. - Class A	8,739	731,716
Omnicom Group, Inc.	5,333	401,628
Paramount Skydance Corp.	35,482	320,048
Pinterest, Inc. - Class A(a)	13,590	249,241
T-Mobile US, Inc.	1,630	342,349
		5,221,231
Consumer Discretionary - 12.6%
Asbury Automotive Group, Inc.(a)	1,910	373,233
Booking Holdings, Inc.	92	387,349
Boot Barn Holdings, Inc.(a)	4,002	585,733
Burlington Stores, Inc.(a)	1,801	586,009
Carter’s, Inc.	10,777	385,386
Cheesecake Factory, Inc.	8,907	487,658
Chipotle Mexican Grill, Inc.(a)	8,339	266,931
Columbia Sportswear Co.	5,769	316,199
Crocs, Inc.(a)	4,051	336,314
Deckers Outdoor Corp.(a)	3,857	386,047
Dorman Products, Inc.(a)	3,494	364,634
Etsy, Inc.(a)	9,166	458,117
Five Below, Inc.(a)	5,748	1,313,303
Floor & Decor Holdings, Inc. - Class A(a)	5,234	265,887
Frontdoor, Inc.(a)	11,125	588,068
Gentherm, Inc.(a)	16,079	446,675
G-III Apparel Group Ltd.	15,768	436,774
H&R Block, Inc.	8,063	255,920
Haverty Furniture Cos., Inc.	22,579	478,223
Helen of Troy Ltd.(a)	7,828	112,880
Home Depot, Inc.	1,193	392,366
Installed Building Products, Inc.	2,501	663,140
Kontoor Brands, Inc.	6,843	480,994
La-Z-Boy, Inc.	11,191	359,679
LCI Industries	5,051	621,172
Levi Strauss & Co. - Class A	28,156	520,604
Lithia Motors, Inc.	1,472	367,588
Meritage Homes Corp.	6,180	382,171
Movado Group, Inc.	27,091	661,562
O’Reilly Automotive, Inc.(a)	4,410	407,087
Planet Fitness, Inc. - Class A(a)	4,360	324,297
Pool Corp.	1,371	277,394
Ralph Lauren Corp.	1,959	673,876
RH(a)	1,786	249,719
Rivian Automotive, Inc. - Class A(a)	34,665	521,708
Ross Stores, Inc.	3,363	728,527
Steven Madden Ltd.	16,416	556,831

	Shares	Value
TJX Cos., Inc.	3,539	$565,178
Visteon Corp.	5,572	507,665
Wayfair, Inc. - Class A(a)	13,345	1,003,677
YETI Holdings, Inc.(a)	13,011	476,073
		19,572,648
Consumer Staples - 2.7%
elf Beauty, Inc.(a)	6,858	415,663
Estee Lauder Cos., Inc. - Class A	6,548	469,950
Hain Celestial Group, Inc.(a)	100,890	70,401
Marzetti Co.	2,495	345,133
Performance Food Group Co.(a)	5,464	468,046
PriceSmart, Inc.	4,900	737,450
Sprouts Farmers Market, Inc.(a)	2,743	211,568
SunOpta, Inc.(a)	88,474	573,312
USANA Health Sciences, Inc.(a)	15,525	271,222
Walmart, Inc.	4,923	611,830
		4,174,575
Financials - 13.1%
Ally Financial, Inc.	12,072	473,585
Amerant Bancorp, Inc.	21,096	464,956
American Express Co.	1,606	485,783
Arthur J Gallagher & Co.	1,226	265,527
Associated Banc-Corp.	19,467	503,417
Bank of Hawaii Corp.	6,374	473,269
Bank OZK	10,162	466,334
BankUnited, Inc.	12,766	576,513
Banner Corp.	6,886	417,842
BOK Financial Corp.	4,167	533,626
Brown & Brown, Inc.	3,401	221,779
Camden National Corp.	10,924	518,344
Cass Information Systems, Inc.	10,158	447,155
Cohen & Steers, Inc.	5,496	343,775
Columbia Banking System, Inc.	17,796	488,144
Commerce Bancshares, Inc.	7,345	361,374
Essent Group Ltd.	7,598	444,027
First Busey Corp.	20,548	519,248
First Citizens BancShares, Inc. - Class A	228	429,702
First Financial Bancorp	17,578	490,075
First Financial Bankshares, Inc.	12,156	357,994
First Horizon Corp.	22,579	513,898
Global Payments, Inc.	4,442	298,947
Hamilton Lane, Inc. - Class A	2,857	283,986
Hancock Whitney Corp.	8,323	529,260
Huntington Bancshares, Inc.	29,427	460,533
Jack Henry & Associates, Inc.	2,382	376,451
LPL Financial Holdings, Inc.	1,316	395,892
M&T Bank Corp.	2,441	504,604
Mastercard, Inc. - Class A	772	385,737
MGIC Investment Corp.	17,608	462,210
NMI Holdings, Inc. - Class A(a)	11,911	446,782
OneMain Holdings, Inc.	9,220	493,178
PayPal Holdings, Inc.	6,466	292,457
Piper Sandler Cos.	7,028	537,993

The accompanying notes are an integral part of these financial statements.

37

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Primerica, Inc.	1,527	$382,483
Prosperity Bancshares, Inc.	6,169	414,433
Selective Insurance Group, Inc.	4,757	358,630
Southside Bancshares, Inc.	15,267	474,651
Visa, Inc. - Class A	1,208	365,106
W R Berkley Corp.	6,033	399,867
WaFd, Inc.	15,328	481,299
Webster Financial Corp.	8,497	589,862
Wintrust Financial Corp.	3,867	537,281
WSFS Financial Corp.	8,352	546,722
Zions Bancorp NA	8,772	505,443
		20,320,174
Health Care - 13.7%
Agios Pharmaceuticals, Inc.(a)	14,376	486,340
Alnylam Pharmaceuticals, Inc.(a)	1,590	526,083
Amgen, Inc.	1,402	493,294
Amicus Therapeutics, Inc.(a)	52,382	757,444
Arrowhead Pharmaceuticals, Inc.(a)	33,550	2,103,585
AtriCure, Inc.(a)	13,057	372,516
Axsome Therapeutics, Inc.(a)	3,685	622,839
Bruker Corp.	10,377	374,817
Catalyst Pharmaceuticals, Inc.(a)	17,369	430,056
Corcept Therapeutics, Inc.(a)	3,666	147,776
Cytokinetics, Inc.(a)	10,693	704,776
DexCom, Inc.(a)	6,298	395,514
Edwards Lifesciences Corp.(a)	5,926	474,554
Encompass Health Corp.	4,257	411,780
Exelixis, Inc.(a)	11,637	499,111
Glaukos Corp.(a)	4,360	469,398
Globus Medical, Inc. - Class A(a)	5,879	506,535
Haemonetics Corp.(a)	6,771	381,613
Halozyme Therapeutics, Inc.(a)	6,733	435,154
IDEXX Laboratories, Inc.(a)	1,025	575,937
Insulet Corp.(a)	1,640	344,138
Integer Holdings Corp.(a)	3,646	320,848
Intuitive Surgical, Inc.(a)	869	400,600
Ironwood Pharmaceuticals, Inc.(a)	290,771	1,020,606
Lantheus Holdings, Inc.(a)	4,407	334,271
Masimo Corporation(a)	2,580	458,905
Medpace Holdings, Inc.(a)	1,403	673,707
Merit Medical Systems, Inc.(a)	3,985	274,686
Moderna, Inc.(a)	15,077	765,912
Neogen Corp.(a)	49,721	461,908
Neurocrine Biosciences, Inc.(a)	3,890	512,469
Penumbra, Inc.(a)(b)	1,607	527,691
Protagonist Therapeutics, Inc.(a)	8,913	939,430
Regeneron Pharmaceuticals, Inc.	681	526,168
Repligen Corp.(a)	3,394	399,881
Ultragenyx Pharmaceutical, Inc.(a)	11,563	242,245
United Therapeutics Corp.(a)	1,387	822,463

	Shares	Value
Veeva Systems, Inc. - Class A(a)	1,819	$319,525
Vertex Pharmaceuticals, Inc.(a)	888	396,527
Waters Corp.(a)	1,170	348,426
		21,259,528
Industrials - 15.8%
AAON, Inc.	5,506	455,622
Alamo Group, Inc.	2,422	399,557
Applied Industrial Technologies, Inc.	1,911	507,027
Atkore, Inc.	7,274	428,511
Automatic Data Processing, Inc.	1,437	291,970
AZZ, Inc.	5,140	643,168
Bloom Energy Corp. - Class A(a)	21,899	2,967,096
Brady Corp. - Class A	6,139	498,732
Builders FirstSource, Inc.(a)	3,371	277,534
Carpenter Technology Corporation	2,365	932,165
Ennis, Inc.	22,241	476,402
Forward Air Corp.(a)	20,986	350,676
Franklin Covey Co.(a)	15,160	239,376
Franklin Electric Co., Inc.	4,610	424,904
HNI Corp.	9,898	330,494
Hub Group, Inc. - Class A	11,664	420,371
Illinois Tool Works, Inc.	1,754	456,549
JBT Marel Corp.	3,452	441,407
Johnson Controls International PLC	5,378	704,249
Kadant, Inc.	1,280	374,208
Kelly Services, Inc. - Class A	33,312	294,811
Lennox International, Inc.	771	357,844
Liquidity Services, Inc.(a)	13,855	423,547
Matson, Inc.	3,382	554,445
Modine Manufacturing Co.(a)	5,569	1,206,858
MSA Safety, Inc.	2,953	484,144
MYR Group, Inc.(a)	3,780	1,067,170
NORDSON Corp.	2,150	572,029
Paychex, Inc.	2,797	257,660
Paycom Software, Inc.	1,984	241,135
Resideo Technologies, Inc.(a)	24,149	814,063
Robert Half, Inc.	8,334	211,684
Rockwell Automation, Inc.	1,672	600,047
Rush Enterprises, Inc. - Class A	8,127	537,276
SiteOne Landscape Supply, Inc.(a)	3,548	472,274
SS&C Technologies Holdings, Inc.	5,204	351,634
Sunrun, Inc.(a)	72,941	989,080
Thermon Group Holdings, Inc.(a)	15,348	773,539
Trex Co., Inc.(a)	7,207	262,479
TriNet Group, Inc.	5,362	195,338
United Rentals, Inc.	689	501,978
Verisk Analytics, Inc.	1,456	276,276
Watts Water Technologies, Inc. - Class A	2,107	611,641
WW Grainger, Inc.	437	476,684
Xylem, Inc.	3,628	433,546
		24,587,200

The accompanying notes are an integral part of these financial statements.

38

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 30.4%(c)
A10 Networks, Inc.	26,403	$610,437
ACI Worldwide, Inc.(a)	7,699	315,736
Adobe, Inc.(a)	1,098	266,902
Advanced Micro Devices, Inc.(a)	4,160	846,269
Amkor Technology, Inc.	24,016	1,081,440
Analog Devices, Inc.	2,142	681,456
Apple, Inc.	1,940	492,353
Applied Materials, Inc.	2,964	1,013,066
Arista Networks, Inc.(a)	5,517	677,377
Asana, Inc. - Class A(a)	28,908	185,011
Autodesk, Inc.(a)	1,645	393,813
Badger Meter, Inc.	2,223	338,674
BILL Holdings, Inc.(a)	9,424	360,939
BlackLine, Inc.(a)	8,698	321,826
Box, Inc. - Class A(a)	13,648	322,639
Cadence Design System, Inc.(a)	1,693	470,434
Calix, Inc.(a)	12,124	593,955
CDW Corp.	2,650	320,703
Ciena Corp.(a)	7,124	2,765,751
Cisco Systems, Inc.	7,020	544,682
Cloudflare, Inc. - Class A(a)	3,793	782,648
Cognex Corp.	14,410	705,946
Cohu, Inc.(a)	29,057	889,725
CTS Corp.	10,369	495,223
Datadog, Inc. - Class A(a)	4,341	512,455
Docusign, Inc.(a)	5,298	251,178
Dropbox, Inc. - Class A(a)	16,139	366,678
Dynatrace, Inc.(a)	8,942	330,675
Enphase Energy, Inc.(a)	6,968	263,460
Entegris, Inc.	4,932	578,228
Everpure, Inc. - Class A(a)	9,724	574,105
Extreme Networks, Inc.(a)	32,475	489,723
F5, Inc.(a)	1,614	466,979
FormFactor, Inc.(a)	15,109	1,465,422
Gartner, Inc.(a)	998	158,023
GoDaddy, Inc. - Class A(a)	2,317	191,546
HubSpot, Inc.(a)	733	178,925
Insight Enterprises, Inc.(a)	2,810	188,298
InterDigital, Inc.	2,082	628,764
International Business Machines Corp.	1,760	426,606
IPG Photonics Corp.(a)	6,770	775,774
KLA Corp.	632	930,563
Lattice Semiconductor Corp.(a)	8,149	755,901
Littelfuse, Inc.	2,190	743,176
Lumentum Holdings, Inc.(a)	6,895	4,845,530
Marvell Technology, Inc.	6,958	689,190
MaxLinear, Inc.(a)	39,630	689,166
Microsoft Corp.	1,150	425,696
MKS, Inc.	5,394	1,239,595
MongoDB, Inc.(a)	2,458	601,645

	Shares	Value
Monolithic Power Systems, Inc.	740	$809,079
NetApp, Inc.	4,942	506,011
NetScout Systems, Inc.(a)	20,469	650,710
Novanta, Inc.(a)	3,367	397,676
Nutanix, Inc. - Class A(a)	5,980	227,300
NVIDIA Corp.	3,944	687,834
Okta, Inc.(a)	4,003	315,076
Power Integrations, Inc.	8,580	439,296
Progress Software Corp.(a)	8,177	209,740
PTC, Inc.(a)	2,773	395,125
Qualcomm, Inc.	2,844	366,250
Rambus, Inc.(a)	8,256	710,264
RingCentral, Inc. - Class A	17,285	642,829
Rogers Corp.(a)	6,330	679,399
Roper Technologies, Inc.	712	251,948
Salesforce, Inc.	1,612	300,912
ScanSource, Inc.(a)	12,634	458,614
ServiceNow, Inc.(a)	2,649	276,953
Teradyne, Inc.	5,221	1,547,818
Texas Instruments, Inc.	2,442	474,090
Trimble, Inc.(a)	6,557	427,713
Twilio, Inc. - Class A(a)	4,409	554,740
Universal Display Corp.	3,041	278,738
VeriSign, Inc.	1,714	425,689
Workday, Inc. - Class A(a)	1,788	232,297
Zoom Communications, Inc. - Class A(a)	5,853	470,523
Zscaler, Inc.(a)	2,123	297,836
		47,278,766
Materials - 1.4%
AptarGroup, Inc.	2,866	361,173
Balchem Corp.	2,602	440,987
Element Solutions, Inc.	19,067	650,947
Kronos Worldwide, Inc.	59,120	388,419
Stepan Co.	8,001	399,890
		2,241,416
Real Estate - 0.1%
CoStar Group, Inc.(a)	5,318	214,528
Utilities - 2.2%
American States Water Co.	5,565	420,825
American Water Works Co., Inc.	2,906	395,478
California Water Service Group	9,039	409,828
Clearway Energy, Inc. - Class A	15,633	612,345
Middlesex Water Co.	6,821	355,033
Ormat Technologies, Inc.	6,061	678,347
XPLR Infrastructure LP(a)	45,139	479,376
		3,351,232
TOTAL COMMON STOCKS (Cost $124,768,448)		148,221,298

The accompanying notes are an integral part of these financial statements.

39

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 4.4%
Financials - 0.3%
AGNC Investment Corp.	48,933	$490,798
Real Estate - 4.1%
Agree Realty Corp.	5,726	431,626
American Assets Trust, Inc.	22,258	409,770
Apple Hospitality REIT, Inc.	35,065	403,598
Cousins Properties, Inc.	14,647	330,583
First Industrial Realty Trust, Inc.	8,098	468,469
Hudson Pacific Properties, Inc.(a)	20,276	119,831
Kimco Realty Corp.	20,797	467,309
Prologis, Inc.	3,938	520,525
Realty Income Corp.	7,679	469,801
Rexford Industrial Realty, Inc.	11,028	360,947
Ryman Hospitality Properties, Inc.	4,822	444,926
Simon Property Group, Inc.	2,663	496,729
Sunstone Hotel Investors, Inc.	46,636	420,190
WP Carey, Inc.	7,018	476,943
Xenia Hotels & Resorts, Inc.	37,338	553,723
		6,374,970
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,625,926)		6,865,768
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
First American Government Obligations Fund - Class X, 3.58%(d)	521,930	521,930
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $521,930)		521,930
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(d)	283,627	283,627
TOTAL MONEY MARKET FUNDS (Cost $283,627)		283,627
TOTAL INVESTMENTS - 100.3% (Cost $133,199,931)		$155,892,623
Liabilities in Excess of Other Assets - (0.3)%		(494,123)
TOTAL NET ASSETS - 100.0%		$155,398,500

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $511,600.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

40

AMPLIFY HACK CYBERSECURITY COVERED CALL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Shares	Value
COMMON STOCKS - 99.2%
Industrials - 10.0%
General Dynamics Corp.(a)		267	$91,640
Northrop Grumman Corp.(a)		136	92,784
			184,424
Information Technology - 89.2%(b)
A10 Networks, Inc.(a)		2,979	68,875
Broadcom, Inc.(a)		410	126,899
Check Point Software Technologies Ltd.(a)(c)		518	73,996
Cisco Systems, Inc.(a)		1,370	106,298
Cloudflare, Inc. - Class A(a)(c)		487	100,488
Crowdstrike Holdings, Inc. - Class A(a)(c)		274	106,972
F5, Inc.(a)(c)		285	82,459
Fastly, Inc. - Class A(a)(c)		3,325	96,625
Fortinet, Inc.(a)(c)		1,084	88,584
Gen Digital, Inc.(a)		3,404	64,097
Okta, Inc.(a)(c)		1,033	81,307
Palo Alto Networks, Inc.(a)(c)		665	106,613
Qualys, Inc.(a)(c)		745	65,448
Radware Ltd.(a)(c)		2,487	65,458
Rubrik, Inc. - Class A(a)(c)		1,507	73,798
SentinelOne, Inc. - Class A(a)(c)		5,300	68,264
Tenable Holdings, Inc.(a)(c)		3,389	57,325
Trend Micro, Inc. - ADR		2,090	69,639
Varonis Systems, Inc.(a)(c)		2,945	63,229
Zscaler, Inc.(a)(c)		544	76,318
			1,642,692
TOTAL COMMON STOCKS (Cost $1,905,343)			1,827,116
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.6%(c)
Call Options - 0.6%(a)(d)(e)
A10 Networks, Inc., Expiration: 04/17/2026; Exercise Price: $25.00	$67,048	29	362
Broadcom, Inc., Expiration: 04/17/2026; Exercise Price: $370.00	123,804	4	144
Check Point Software Technologies Ltd., Expiration: 04/17/2026; Exercise Price: $170.00	71,425	5	238
Cisco Systems, Inc., Expiration: 04/17/2026; Exercise Price: $85.00	100,867	13	169
Cloudflare, Inc., Expiration: 04/17/2026; Exercise Price: $260.00	82,536	4	162

	Notional Amount	Contracts	Value
Crowdstrike Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $382.50	$78,082	2	$2,240
F5, Inc., Expiration: 04/17/2026; Exercise Price: $320.00	57,866	2	360
Fastly, Inc., Expiration: 04/10/2026; Exercise Price: $32.00	95,898	33	2,722
Fortinet, Inc., Expiration: 04/17/2026; Exercise Price: $90.00	81,720	10	340
Gen Digital, Inc., Expiration: 04/17/2026; Exercise Price: $24.00	64,022	34	680
General Dynamics Corp., Expiration: 04/02/2026; Exercise Price: $367.50	68,644	2	95
Northrop Grumman Corp., Expiration: 04/17/2026; Exercise Price: $765.00	68,224	1	332
Okta, Inc., Expiration: 04/17/2026; Exercise Price: $90.00	78,710	10	355
Palo Alto Networks, Inc., Expiration: 04/17/2026; Exercise Price: $185.00	96,192	6	129
Qualys, Inc., Expiration: 04/17/2026; Exercise Price: $105.00	61,495	7	403
Radware Ltd., Expiration: 04/17/2026; Exercise Price: $28.00	63,168	24	840
Rubrik, Inc., Expiration: 04/17/2026; Exercise Price: $57.50	73,455	15	300
SentinelOne, Inc., Expiration: 04/17/2026; Exercise Price: $16.00	68,264	53	398
Tenable Holdings, Inc., Expiration: 04/17/2026; Exercise Price: $22.00	55,820	33	825
Varonis Systems, Inc., Expiration: 04/17/2026; Exercise Price: $30.00	62,263	29	580
Zscaler, Inc., Expiration: 04/17/2026; Exercise Price: $185.00	70,145	5	45
TOTAL PURCHASED OPTIONS (Cost $25,054)			11,719

The accompanying notes are an integral part of these financial statements.

41

AMPLIFY HACK CYBERSECURITY COVERED CALL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(f)	23,303	$23,303
TOTAL MONEY MARKET FUNDS (Cost $23,303)		23,303
TOTAL INVESTMENTS - 101.1% (Cost $1,953,700)		$1,862,138
Liabilities in Excess of Other Assets - (1.1)%		(20,890)
TOTAL NET ASSETS - 100.0%		$1,841,248

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

42

AMPLIFY HACK CYBERSECURITY COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Call Options - (1.3)%(a)(b)
A10 Networks, Inc., Expiration: 04/17/2026; Exercise Price: $22.50	$(67,048)	(29)	$(3,263)
Broadcom, Inc., Expiration: 04/17/2026; Exercise Price: $350.00	(123,804)	(4)	(496)
Check Point Software Technologies Ltd., Expiration: 04/17/2026; Exercise Price: $160.00	(71,425)	(5)	(237)
Cisco Systems, Inc., Expiration: 04/17/2026; Exercise Price: $80.00	(100,867)	(13)	(1,157)
Cloudflare, Inc., Expiration: 04/17/2026; Exercise Price: $240.00	(82,536)	(4)	(488)
Crowdstrike Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $380.00	(78,082)	(2)	(2,605)
F5, Inc., Expiration: 04/17/2026; Exercise Price: $300.00	(57,866)	(2)	(1,010)
Fastly, Inc., Expiration: 04/10/2026; Exercise Price: $31.00	(95,898)	(33)	(3,795)
Fortinet, Inc., Expiration: 04/17/2026; Exercise Price: $85.00	(81,720)	(10)	(1,400)
Gen Digital, Inc., Expiration: 04/17/2026; Exercise Price: $22.00	(64,022)	(34)	(85)
General Dynamics Corp., Expiration: 04/02/2026; Exercise Price: $355.00	(68,644)	(2)	(75)
Northrop Grumman Corp., Expiration: 04/17/2026; Exercise Price: $730.00	(68,224)	(1)	(465)
Okta, Inc., Expiration: 04/17/2026; Exercise Price: $87.50	(78,710)	(10)	(645)
Palo Alto Networks, Inc., Expiration: 04/17/2026; Exercise Price: $175.00	(96,192)	(6)	(636)
Qualys, Inc., Expiration: 04/17/2026; Exercise Price: $100.00	(61,495)	(7)	(385)
Radware Ltd., Expiration: 04/17/2026; Exercise Price: $26.00	(63,168)	(24)	(2,580)
Rubrik, Inc., Expiration: 04/17/2026; Exercise Price: $55.00	(73,455)	(15)	(1,050)
SentinelOne, Inc., Expiration: 04/17/2026; Exercise Price: $15.00	(68,264)	(53)	(397)
Tenable Holdings, Inc., Expiration: 04/17/2026; Exercise Price: $21.00	(55,820)	(33)	(1,238)
Varonis Systems, Inc., Expiration: 04/17/2026; Exercise Price: $25.00	(62,263)	(29)	(1,232)
Zscaler, Inc., Expiration: 04/17/2026; Exercise Price: $175.00	(70,145)	(5)	(133)
TOTAL WRITTEN OPTIONS (Premiums received $47,900)			$(23,372)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

43

AMPLIFY JUNIOR SILVER MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Materials - 99.7%(a)
AbraSilver Resource Corp.(b)	3,138,431	$28,313,458
Aftermath Silver Ltd.(b)	7,431,848	4,473,328
Alaska Silver Corp.(b)(c)	1,140,848	727,566
Almaden Minerals Ltd.(b)	63,216	10,419
Americas Gold & Silver Corp.(b)	8,701,552	45,267,649
Andean Precious Metals Corp.(b)	1,544,847	7,693,516
Artemis Gold, Inc.(b)	3,062,210	82,833,598
Avino Silver & Gold Mines Ltd.(b)(c)	6,607,247	41,757,801
Aya Gold & Silver, Inc.(b)	5,702,758	86,713,142
Boliden AB(b)	2,232,188	113,809,076
Chesapeake Gold Corp.(b)	990,852	2,541,829
Cia de Minas Buenaventura SAA - ADR	4,346,313	156,641,120
Coeur Mining, Inc.(b)	21,319,431	400,165,720
Contango Silver & Gold, Inc.(b)	220,105	4,126,975
Copper Fox Metals, Inc.(b)	3,189,270	1,439,748
Endeavour Silver Corp.(b)(c)	17,775,953	165,494,122
Falco Resources Ltd.(b)	3,646,187	927,517
First Majestic Silver Corp.	20,910,059	449,148,067
First Mining Gold Corp.(b)	29,748,934	11,084,838
Fortuna Mining Corp.(b)	6,430,850	63,858,340
Franco-Nevada Corp.	413,143	102,066,978
Fresnillo PLC	1,036,266	45,150,106
GoGold Resources, Inc.(b)	6,964,648	13,275,027
Guanajuato Silver Co. Ltd.(b)	14,289,554	6,246,016
Hecla Mining Co.	19,350,186	360,493,965
Heliostar Metals Ltd.(b)	4,206,513	7,234,159
Hochschild Mining PLC	5,146,409	40,515,959
Hycroft Mining Holding Corp.(b)(c)	4,625,007	162,800,246
i-80 Gold Corp.(b)(c)	8,364,543	12,714,105
IMPACT Silver Corp.(b)	5,764,482	1,073,960
Industrias Penoles SAB de CV(b)	580,686	25,715,749
KGHM Polska Miedz SA(b)	1,725,933	124,026,623
Kingsgate Consolidated Ltd.	2,631,529	7,930,255
Manuka Resources Ltd.(b)	28,888,147	1,859,833
McEwen, Inc.(b)(c)	1,253,563	25,597,756
Minera Frisco SAB de CV(b)	199,684	104,040
OR Royalties, Inc.	2,694,339	102,438,769
Osisko Metals, Inc.(b)	8,829,870	7,908,952
Pan American Silver Corp.	2,834,874	154,869,167
Panoro Minerals Ltd.(b)	586,050	293,959
Paramount Gold Nevada Corp.(b)	3,161,052	5,247,346
Perpetua Resources Corp.(b)	5,353,373	150,536,849
Royal Gold, Inc.	269,284	68,530,085
Santacruz Silver Mining Ltd.(b)	1,735,641	15,036,294
Seabridge Gold, Inc.(b)	3,982,394	112,861,046
Silver Mines Ltd.(b)	72,217,074	8,655,741
Silver Mountain Resources, Inc.(b)	1,377,071	3,799,021
Silver Storm Mining Ltd.(b)	12,837,928	4,231,627
Silvercorp Metals, Inc.(c)	10,414,087	111,847,294
Skeena Resources Ltd.(b)	2,421,598	71,890,513

	Shares	Value
SSR Mining, Inc.(b)	4,798,252	$141,068,609
Trevali Mining Corp.(b)(d)	967,999	0
Trilogy Metals, Inc.(b)(c)	9,817,974	35,246,527
Triple Flag Precious Metals Corp.	2,546,791	88,399,116
Tudor Gold Corp. - Class A(b)	6,259,923	4,530,488
Vizsla Silver Corp.(b)(c)	20,049,924	66,164,749
Volcan Cia Minera SAA(b)	13,850,287	2,658,557
West Vault Mining, Inc.(b)	17,852	25,328
Western Copper & Gold Corp.(b)	5,945,875	15,043,064
Wheaton Precious Metals Corp.	1,848,259	242,140,412
TOTAL COMMON STOCKS (Cost $2,693,157,309)		4,017,256,119
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.9%
First American Government Obligations Fund - Class X, 3.58%(e)	197,278,981	197,278,981
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $197,278,981)		197,278,981
MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(e)	12,454,233	12,454,233
TOTAL MONEY MARKET FUNDS (Cost $12,454,233)		12,454,233
TOTAL INVESTMENTS - 104.9% (Cost $2,902,890,523)		$4,226,989,333
Liabilities in Excess of Other Assets - (4.9)%		(199,122,794)
TOTAL NET ASSETS - 100.0%		$4,027,866,539

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

44

AMPLIFY JUNIOR SILVER MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $215,173,920.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

45

AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 23.2%
BYD Co. Ltd. - Class H	519,860	$7,014,384
Li Auto, Inc. - Class A(a)	196,895	1,699,968
NIO, Inc. - ADR(a)	342,266	2,063,864
QuantumScape Corp.(a)	157,947	1,007,702
Rivian Automotive, Inc. - Class A(a)	121,367	1,826,573
Tesla, Inc.(a)	19,388	7,207,489
Vinfast Auto Ltd.(a)(b)	342,564	1,318,872
Yadea Group Holdings Ltd.(c)(d)	852,237	1,440,104
Zhejiang Leapmotor Technology Co. Ltd. - Class H(a)(c)(d)	254,185	1,524,228
		25,103,184
Industrials - 17.1%
Bloom Energy Corp. - Class A(a)	19,621	2,658,449
CNGR Advanced Material Co. Ltd. - Class H(a)	277,676	1,155,154
Contemporary Amperex Technology Co. Ltd. - Class A	149,489	8,692,529
Ecopro BM Co. Ltd.	10,215	1,281,835
EnerSys	8,096	1,406,437
LG Energy Solution Ltd.(a)	6,630	1,707,659
Zhejiang Huayou Cobalt Co. Ltd. - Class A	192,134	1,633,426
		18,535,489
Information Technology - 4.0%
Samsung SDI Co. Ltd.(a)	7,528	2,005,304
TDK Corp.	187,550	2,323,325
		4,328,629
Materials - 55.2%(e)
Albemarle Corp.	13,076	2,347,534
Antofagasta PLC	40,532	1,784,863
Baiyin Nonferrous Group Co. Ltd. - Class A	813,212	955,861
BHP Group Ltd.	214,678	7,463,622
Capstone Copper Corp.(a)	134,398	1,013,468
China Nonferrous Mining Corp. Ltd.	626,904	918,626
First Quantum Minerals Ltd.(a)	78,702	1,881,697
Freeport-McMoRan, Inc.	96,532	5,674,151
Ganfeng Lithium Group Co. Ltd. - Class H(c)(d)	240,543	2,231,738
GMK Norilskiy Nickel PAO - ADR(a)(f)	182,937	0
Grupo Mexico SAB de CV - Class B	266,564	2,851,252
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	294,817	1,963,114
Hudbay Minerals, Inc.	65,210	1,362,889
IGO Ltd.(a)	218,900	1,185,586
Jiangxi Copper Co. Ltd. - Class A	213,845	1,331,075
Leo Lithium Ltd.(a)(f)	742,011	0
Lundin Mining Corp.	83,914	2,092,572
Merdeka Battery Materials Tbk PT(a)	29,144,195	1,251,891

	Shares	Value
Mineral Resources Ltd.(a)	38,684	$1,430,853
MMG Ltd.(a)	1,059,006	975,109
MP Materials Corp.(a)	26,517	1,279,710
PLS Group Ltd.(a)	548,706	1,938,329
Resonac Holdings Corp.	29,205	1,803,770
Sandfire Resources Ltd.(a)	106,505	1,177,935
Sociedad Quimica y Minera de Chile SA - ADR(a)	23,175	1,875,784
South32 Ltd.	587,381	1,730,476
Sumitomo Metal Mining Co. Ltd.	32,358	1,805,426
Teck Resources Ltd. - Class B	45,991	2,380,034
Tianqi Lithium Corp. - Class H(a)	251,016	1,470,652
Trimegah Bangun Persada Tbk PT	14,336,868	915,326
Umicore SA	58,381	1,091,826
Vale Indonesia Tbk PT	3,019,094	950,434
Western Mining Co. Ltd. - Class A	323,628	1,171,173
Xiamen Tungsten Co. Ltd.	189,342	1,524,449
		59,831,225
TOTAL COMMON STOCKS (Cost $88,225,304)		107,798,527
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%
First American Government Obligations Fund - Class X, 3.58%(g)	1,223,625	1,223,625
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,223,625)		1,223,625
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(g)	194,041	194,041
TOTAL MONEY MARKET FUNDS (Cost $194,041)		194,041
TOTAL INVESTMENTS - 100.8% (Cost $89,642,970)		$109,216,193
Liabilities in Excess of Other Assets - (0.8)%		(912,832)
TOTAL NET ASSETS - 100.0%		$108,303,361

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

46

AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $1,256,255.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $5,196,070 or 4.8% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2026, the value of these securities total $5,196,070 or 4.8% of the Fund’s net assets.

(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

47

AMPLIFY MUNICIPAL CEF HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
CLOSED-END FUNDS - 99.2%
BlackRock MuniAssets Fund, Inc.	1,054	$11,183
BlackRock MuniHoldings California Quality Fund, Inc.	974	10,130
BlackRock MuniHoldings Fund, Inc.	916	10,332
BlackRock MuniYield New York Quality Fund, Inc.	1,088	10,445
BlackRock MuniYield Quality Fund III, Inc.	992	10,426
BlackRock MuniYield Quality Fund, Inc.	938	10,299
DWS Municipal Income Trust	1,662	15,124
Eaton Vance Municipal Bond Fund	1,124	10,981
Invesco Advantage Municipal Income Trust II	1,614	13,977
Invesco Municipal Opportunity Trust	1,490	14,170
Invesco Municipal Trust	1,482	14,109
Invesco Pennsylvania Value Municipal Income Trust	1,352	14,291
Invesco Quality Municipal Income Trust	1,430	13,757
Invesco Trust for Investment Grade Municipals	1,378	13,601
Invesco Value Municipal Income Trust	1,156	14,057
Neuberger Municipal Fund, Inc.	1,076	10,921
Nuveen AMT-Free Municipal Credit Income Fund	1,138	14,032
Nuveen AMT-Free Quality Municipal Income Fund	1,156	12,982
Nuveen California AMT-Free Quality Municipal Income Fund	1,150	13,685
Nuveen California Quality Municipal Income Fund	1,226	14,283
Nuveen Municipal Credit Income Fund	1,154	14,056
Nuveen Municipal High Income Opportunity Fund	1,398	14,511
Nuveen New Jersey Quality Municipal Income Fund	1,114	13,702
Nuveen New York AMT-Free Quality Municipal Income Fund	1,466	14,968
Nuveen New York Quality Municipal Income Fund	1,278	14,250
Nuveen Pennsylvania Quality Municipal Income Fund	1,208	14,411
Nuveen Quality Municipal Income Fund	1,114	12,811
PIMCO Municipal Income Fund II	1,488	11,264
Western Asset Intermediate Muni Fund, Inc.	1,454	11,167
Western Asset Managed Municipals Fund, Inc.	1,080	11,102
TOTAL CLOSED-END FUNDS (Cost $397,847)		385,027

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(a)	1,866	$1,866
TOTAL MONEY MARKET FUNDS (Cost $1,866)		1,866
TOTAL INVESTMENTS - 99.7% (Cost $399,713)		$386,893
Other Assets in Excess of Liabilities - 0.3%		1,319
TOTAL NET ASSETS - 100.0%		$388,212

Percentages are stated as a percent of net assets.
AMT - Alternative Minimum Tax
(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

48

AMPLIFY ONLINE RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Omnichannel - 11.5%
Apple, Inc.	2,829	$717,972
Best Buy Co., Inc.	9,445	606,369
CarMax, Inc.(a)	18,713	778,087
Dick’s Sporting Goods, Inc.	3,490	692,032
Gap, Inc.	32,589	788,654
H & M Hennes & Mauritz AB - Class B	7,781	143,062
Home Depot, Inc.	2,044	672,251
Industria de Diseno Textil SA	2,546	144,446
Kohl’s Corp.	43,536	561,614
Lululemon Athletica, Inc.(a)	4,557	697,677
Macy’s, Inc.	36,800	665,712
Next PLC	748	125,025
NIKE, Inc. - Class B	12,295	649,422
Tapestry, Inc.	6,988	986,077
Target Corp.	8,306	1,006,687
Ulta Beauty, Inc.(a)	1,466	766,293
Victoria’s Secret & Co.(a)	20,404	945,929
Walmart, Inc.	7,525	935,207
Williams-Sonoma, Inc.	3,841	700,330
		12,582,846
Online Marketplace - 33.7%(b)
Affirm Holdings, Inc.(a)	42,756	1,959,080
Alibaba Group Holding Ltd.	45,300	687,572
Allegro.eu SA(a)(c)(d)	99,212	701,500
Copart, Inc.(a)	72,927	2,421,176
Coupang, Inc.(a)	30,341	572,838
Delivery Hero SE(a)(c)(d)	39,232	698,392
DoorDash, Inc. - Class A(a)	12,848	1,929,127
Etsy, Inc.(a)	50,728	2,535,385
Fiverr International Ltd.(a)	44,593	446,822
Global-e Online Ltd.(a)	25,210	777,728
JD.com, Inc. - Class A	58,100	838,871
KE Holdings, Inc. - ADR(e)	57,811	865,431
Liquidity Services, Inc.(a)	130,284	3,982,782
Lyft, Inc. - Class A(a)	152,280	2,025,324
Maplebear, Inc.(a)	84,030	3,147,764
Meituan - Class B(a)(c)(d)	70,500	745,896
MercadoLibre, Inc.(a)	400	691,608
Mercari, Inc.(a)	62,900	1,451,417
Ozon Holdings PLC - ADR(a)(e)(f)	106,678	0
PayPal Holdings, Inc.	44,930	2,032,184
PDD Holdings, Inc. - ADR(a)	6,726	687,263
Prosus NV	13,364	600,217
Rakuten Group, Inc.(a)	141,400	642,695
Sea Ltd. - ADR(a)	5,812	481,292
Shopify, Inc. - Class A(a)	5,632	668,068
Silicon2 Co. Ltd.	31,191	776,899
Uber Technologies, Inc.(a)	32,972	2,371,676
Upwork, Inc.(a)	186,677	2,045,980
		36,784,987

	Shares	Value
Online Retail - 43.2%(b)
Amazon.com, Inc.(a)	12,222	$2,545,476
Apotea AB(a)	107,728	713,343
ASKUL Corp.	101,800	710,917
Auto1 Group SE(a)	28,485	491,653
Bed Bath & Beyond, Inc.(a)	413,766	1,919,874
BuySell Technologies Co. Ltd.	86,400	1,653,705
Carvana Co.(a)	9,875	3,104,503
Chewy, Inc. - Class A(a)	92,466	2,496,582
DocMorris AG(a)	147,723	884,261
eBay, Inc.	37,747	3,435,732
Figs, Inc. - Class A(a)	403,393	5,958,115
HelloFresh SE(a)	126,857	566,830
Hims & Hers Health, Inc.(a)(e)	69,926	1,451,664
JD Health International, Inc.(a)(c)(d)	119,000	714,285
MSC Industrial Direct Co., Inc. - Class A	35,281	3,255,378
Newegg Commerce, Inc.(a)(e)	10,526	434,829
Oisix ra daichi, Inc.	83,500	745,301
Peloton Interactive, Inc. - Class A(a)	428,854	1,839,784
Redcare Pharmacy NV(a)(c)(d)	12,541	538,111
Revolve Group, Inc.(a)	137,863	3,117,082
Rvrc Holding AB	139,222	957,254
Shutterstock, Inc.	133,525	2,217,850
Spotify Technology SA(a)	4,936	2,393,516
Temple & Webster Group Ltd.(a)	60,622	294,791
Vipshop Holdings Ltd. - ADR	49,696	781,221
Wayfair, Inc. - Class A(a)	30,318	2,280,217
Zalando SE(a)(c)(d)	35,265	834,999
ZOZO, Inc.	110,400	766,811
		47,104,084
Online Travel - 11.3%
Airbnb, Inc. - Class A(a)	24,962	3,152,201
Booking Holdings, Inc.	625	2,631,450
Expedia Group, Inc.	14,304	3,302,651
MakeMyTrip Ltd.(a)	11,469	427,679
Trip.com Group Ltd.	13,250	643,555
TripAdvisor, Inc.(a)	198,170	2,112,492
		12,270,028
TOTAL COMMON STOCKS (Cost $127,419,735)		108,741,945
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.5%
First American Government Obligations Fund - Class X, 3.58%(g)	3,817,417	3,817,417
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,817,417)		3,817,417

The accompanying notes are an integral part of these financial statements.

49

AMPLIFY ONLINE RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(g)	300,323	$300,323
TOTAL MONEY MARKET FUNDS (Cost $300,323)		300,323
TOTAL INVESTMENTS - 103.5% (Cost $131,537,475)		$112,859,685
Liabilities in Excess of Other Assets - (3.5)%		(3,805,471)
TOTAL NET ASSETS - 100.0%		$109,054,214

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $4,233,183 or 3.9% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2026, the value of these securities total $4,233,183 or 3.9% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $2,587,077.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

50

AMPLIFY SAMSUNG SOFR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
REPURCHASE AGREEMENTS - 100.0%
Buckler Securities, LLC, 3.72%, dated 03/26/2026, matures 04/02/2026, repurchase price $140,101,267 (collateralized by U.S. Treasury Notes 3.72% 04/02/2026: total value $140,014,467)	$140,000,000	$140,000,000
Clear Street LLC, 3.72%, dated 03/31/2026, matures 04/01/2026, repurchase price $80,006,904 (collateralized by U.S. Treasury Notes 3.75% 04/01/2026: total value $79,985,252)	79,998,638	79,998,638
Curvature Securities, LLC, 3.72%, dated 03/31/2026, matures 04/01/2026, repurchase price $60,006,039 (collateralized by U.S. Treasury Notes 2.88% 04/01/2026: total value $59,847,381)	59,999,839	59,999,839
Mirae Asset Securities, Inc., 3.73%, dated 03/31/2026, matures 04/01/2026, repurchase price $133,333,813 (collateralized by various U.S. Government Securities 0.94% 04/01/2026: total value $133,623,489)	133,320,000	133,320,000
TOTAL REPURCHASE AGREEMENTS (Cost $413,318,477)		413,318,477
	Shares
MONEY MARKET FUNDS - 0.0%(a)
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(b)	14,503	14,503
TOTAL MONEY MARKET FUNDS (Cost $14,503)		14,503
TOTAL INVESTMENTS - 100.0% (Cost $413,332,980)		$413,332,980
Other Assets in Excess of Liabilities - 0.0%(a)		46,243
TOTAL NET ASSETS - 100.0%		$413,379,223
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

51

AMPLIFY SAMSUNG U.S. NATURAL GAS INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Energy - 82.4%(a)
Archrock, Inc.	6,154	$214,159
Cheniere Energy, Inc.	527	149,542
DT Midstream, Inc.	1,700	228,939
Enbridge, Inc.	7,565	409,569
Energy Transfer LP	11,339	218,843
EQT Corp.	935	59,503
Expand Energy Corp.	306	33,593
FLEX LNG Ltd.(b)	3,417	101,519
Golar LNG Ltd.	2,686	145,340
Kinder Morgan, Inc.	13,600	456,008
Kodiak Gas Services, Inc.	3,230	188,374
MPLX LP	7,327	418,152
ONEOK, Inc.	544	49,172
Plains GP Holdings LP	9,911	240,639
Solaris Energy Infrastructure, Inc.	8,653	488,981
Targa Resources Corp.	833	208,858
TC Energy Corp.	3,774	236,252
Venture Global, Inc. - Class A	9,112	143,605
Western Midstream Partners LP	4,284	176,372
Williams Cos., Inc.	6,817	496,141
		4,663,561
Industrials - 9.4%
Bloom Energy Corp. - Class A(c)	1,921	260,276
Chart Industries, Inc.(c)	850	175,738
Worthington Enterprises, Inc.	1,802	93,956
		529,970
Materials - 1.6%
Air Products and Chemicals, Inc.	306	88,890
Utilities - 5.2%
PPL Corp.	3,281	125,334
Vistra Corp.	1,139	171,226
		296,560
TOTAL COMMON STOCKS (Cost $4,242,618)		5,578,981
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.8%
First American Government Obligations Fund - Class X, 3.58%(d)	100,558	100,558
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $100,558)		100,558

	Shares	Value
MONEY MARKET FUNDS - 1.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(d)	76,988	$76,988
TOTAL MONEY MARKET FUNDS (Cost $76,988)		76,988
TOTAL INVESTMENTS - 101.7% (Cost $4,420,164)		$5,756,527
Liabilities in Excess of Other Assets - (1.7)%		(98,205)
TOTAL NET ASSETS - 100.0%		$5,658,322

Percentages are stated as a percent of net assets.
LP - Limited Partnership
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $97,954.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

52

AMPLIFY SEYMOUR CANNABIS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 17.2%
Consumer Discretionary - 1.0%
GrowGeneration Corp.(a)	645,833	$710,416
Financials - 0.5%
Chicago Atlantic BDC, Inc.	34,777	324,817
Health Care - 13.9%
Aleafia Health, Inc.(a)(b)	78,894	0
Charlotte’s Web Holdings, Inc.(a)(c)	129,791	93,301
Clever Leaves Holdings, Inc.(a)	4,727	3
Cronos Group, Inc.(a)	149,408	375,014
Curaleaf Holdings, Inc.(a)	4,263,168	9,193,807
Organigram Global, Inc.(a)	140,115	187,754
SNDL, Inc.(a)	181,476	239,548
		10,089,427
Industrials - 0.3%
Hydrofarm Holdings Group, Inc.(a)	3,222	3,287
RYTHM, Inc.(a)(c)	14,309	246,830
		250,117
Information Technology - 1.5%
WM Technology, Inc.(a)	1,696,192	1,116,773
TOTAL COMMON STOCKS (Cost $16,528,772)		12,491,550
REAL ESTATE INVESTMENT TRUSTS - 3.8%
Financials - 0.6%
Chicago Atlantic Real Estate Finance, Inc.	38,628	437,269
Real Estate - 3.2%
Innovative Industrial Properties, Inc.	45,744	2,294,519
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,749,676)		2,731,788
CONTINGENT VALUE RIGHTS - 0.0%(d)
Health Care - 0.0%(d)
Zynerba Pharmaceuticals, Expires 12/31/2040, Exercise Price $0.00(a)(b)	220,858	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 79.3%
3.58%, 05/07/2026(e)	$37,681,000	$37,543,653
3.58%, 05/14/2026(e)	1,180,000	1,174,881
3.58%, 05/21/2026(e)	640,000	636,781
3.59%, 06/11/2026(e)	18,330,000	18,200,001
TOTAL U.S. TREASURY BILLS (Cost $57,560,376)		57,555,316
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%
First American Government Obligations Fund - Class X, 3.58%(f)	118,200	118,200
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $118,200)		118,200
MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(f)	37,830	37,830
TOTAL MONEY MARKET FUNDS (Cost $37,830)		37,830
TOTAL INVESTMENTS - 100.6% (Cost $77,994,854)		$72,934,684
Liabilities in Excess of Other Assets - (0.6)%		(437,845)
TOTAL NET ASSETS - 100.0%		$72,496,839

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $96,042.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown is the annualized yield as of March 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

53

AMPLIFY SEYMOUR CANNABIS ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
March 31, 2026 (Unaudited)

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	$633,402	$(74,317)
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	762,806	(17,210)
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	1,043,050	(140,361)
Verano Holdings Corp.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	128,928	(2,619)
Vireo Growth, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	6/27/2026	62,426	(7,285)
NBC Basket Swap	National Bank of Canada Financial, Inc.	Long	SOFR + 1.50%	Quarterly	3/15/2027	54,425,807	(3,083,940)
Net Unrealized Appreciation (Depreciation)							$(3,325,732)

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2026.
The underlying swaps of the NBC Basket Swap as of March 31, 2026 are shown below:

Description	Counterparty	Notional Amount	Concentration % of Exposure
Option Contracts:
Ascend Wellness Holdings, Inc.	National Bank of Canada Financial, Inc.	$1,207,594	2.22%
Ayr Wellness, Inc.	National Bank of Canada Financial, Inc.	26,825	0.05%
Cannabist Co. Holdings, Inc.	National Bank of Canada Financial, Inc.	—	0.00%
Cresco Labs, Inc.	National Bank of Canada Financial, Inc.	6,616,216	12.16%
Curaleaf Holdings, Inc.	National Bank of Canada Financial, Inc.	2,790,104	5.13%
Glass House Brands, Inc.	National Bank of Canada Financial, Inc.	6,050,012	11.12%
Green Thumb Industries, Inc.	National Bank of Canada Financial, Inc.	11,104,709	20.39%
Jushi Holdings, Inc.	National Bank of Canada Financial, Inc.	1,589,949	2.92%
MariMed, Inc.	National Bank of Canada Financial, Inc.	554,173	1.02%
Planet 13 Holdings, Inc.	National Bank of Canada Financial, Inc.	766,550	1.41%
TerrAscend Corp.	National Bank of Canada Financial, Inc.	4,143,431	7.61%
Trulieve Cannabis Corp.	National Bank of Canada Financial, Inc.	11,604,040	21.32%
Verano Holdings Corp.	National Bank of Canada Financial, Inc.	6,438,164	11.83%
Vireo Growth, Inc.	National Bank of Canada Financial, Inc.	1,534,040	2.82%
The Underlying Positions		$54,425,807.00	100.00%

OBFR - Overnight Bank Funding Rate was 3.64% as of March 31, 2026.
SOFR - Secured Overnight Financing Rate was 3.68% as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

54

AMPLIFY SILJ JUNIOR SILVER MINERS COVERED CALL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Shares	Value
COMMON STOCKS - 62.8%
Materials - 62.8%(a)
Cia de Minas Buenaventura SAA - ADR(b)		38,874	$1,401,019
Endeavour Silver Corp.(b)(c)		185,877	1,730,515
First Majestic Silver Corp.(b)		130,208	2,796,868
Fortuna Mining Corp.(b)(c)		122,264	1,214,081
Franco-Nevada Corp.(b)		5,003	1,235,991
Hecla Mining Co.(b)		145,659	2,713,627
McEwen, Inc.(b)(c)		106,814	2,181,142
OR Royalties, Inc.(b)		32,199	1,224,206
Pan American Silver Corp.(b)		24,976	1,364,439
Royal Gold, Inc.(b)		4,840	1,231,732
Seabridge Gold, Inc.(b)(c)		66,681	1,889,739
Skeena Resources Ltd.(c)		49,965	1,484,960
Wheaton Precious Metals Corp.(b)		12,083	1,582,994
TOTAL COMMON STOCKS (Cost $19,690,411)			22,051,313
AFFILIATED EXCHANGE TRADED FUNDS - 23.6%
Amplify Junior Silver Miners ETF(b)(d)		279,115	8,295,298
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $7,567,793)			8,295,298
	Notional Amount	Contracts
PURCHASED OPTIONS - 2.5%(c)
Call Options - 2.5%(b)(e)(f)
Amplify Junior Silver Miners ETF, Expiration: 04/17/2026; Exercise Price: $36.00(d)	$8,294,852	2,791	78,148
Cia de Minas Buenaventura SAA, Expiration: 04/17/2026; Exercise Price: $38.00	1,398,352	388	49,470
Endeavour Silver Corp., Expiration: 04/17/2026; Exercise Price: $15.00	1,647,870	1,770	4,425
First Majestic Silver Corp., Expiration: 04/17/2026; Exercise Price: $24.00	2,796,696	1,302	102,207
Fortuna Mining Corp., Expiration: 04/17/2026; Exercise Price: $15.00	1,155,852	1,164	2,910
Franco-Nevada Corp., Expiration: 04/17/2026; Exercise Price: $260.00	1,235,250	50	24,250
Hecla Mining Co., Expiration: 04/17/2026; Exercise Price: $22.00	2,712,528	1,456	49,504

	Notional Amount	Contracts	Value
iShares Silver Trust
Expiration: 04/17/2026; Exercise Price: $79.00	$4,681,218	687	$63,891
Expiration: 05/15/2026; Exercise Price: $73.00	4,681,218	687	317,737
McEwen, Inc.
Expiration: 04/17/2026; Exercise Price: $24.00	498,248	244	7,930
Expiration: 04/17/2026; Exercise Price: $27.00	1,682,608	824	30,900
OR Royalties, Inc., Expiration: 04/17/2026; Exercise Price: $45.00	1,163,412	306	6,885
Pan American Silver Corp., Expiration: 04/17/2026; Exercise Price: $65.00	1,360,287	249	11,828
Royal Gold, Inc., Expiration: 04/17/2026; Exercise Price: $290.00	1,221,552	48	7,560
Seabridge Gold, Inc., Expiration: 04/17/2026; Exercise Price: $29.00	1,887,444	666	113,220
Wheaton Precious Metals Corp., Expiration: 04/17/2026; Exercise Price: $155.00	1,572,120	120	6,000
TOTAL PURCHASED OPTIONS (Cost $1,530,331)			876,865
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 13.2%
3.51%, 06/11/2026(g)		$500,000	496,454
3.61%, 07/09/2026(g)		1,572,000	1,556,433
3.59%, 08/06/2026(g)		1,465,000	1,446,509
3.61%, 09/03/2026(g)		1,156,000	1,138,185
TOTAL U.S. TREASURY BILLS (Cost $4,638,400)			4,637,581
TOTAL INVESTMENTS - 102.1% (Cost $33,426,935)			$35,861,057
Liabilities in Excess of Other Assets - (2.1)%			(745,939)
TOTAL NET ASSETS - 100.0%			$35,115,118
The accompanying notes are an integral part of these financial statements.

55

AMPLIFY SILJ JUNIOR SILVER MINERS COVERED CALL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown is the annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

56

AMPLIFY SILJ JUNIOR SILVER MINERS COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (2.7)%(a)(b)
Amplify Junior Silver Miners ETF, Expiration: 04/17/2026; Exercise Price: $34.00(c)	$(8,294,852)	(2,791)	$(132,573)
Cia de Minas Buenaventura SAA, Expiration: 04/17/2026; Exercise Price: $36.00	(1,398,352)	(388)	(77,600)
Endeavour Silver Corp., Expiration: 04/17/2026; Exercise Price: $12.50	(1,729,798)	(1,858)	(9,290)
First Majestic Silver Corp., Expiration: 04/17/2026; Exercise Price: $23.00	(2,796,696)	(1,302)	(141,918)
Fortuna Mining Corp., Expiration: 04/17/2026; Exercise Price: $12.50	(1,213,446)	(1,222)	(6,110)
Franco-Nevada Corp., Expiration: 04/17/2026; Exercise Price: $240.00	(1,235,250)	(50)	(71,750)
Hecla Mining Co., Expiration: 04/17/2026; Exercise Price: $21.00	(2,712,528)	(1,456)	(77,168)
iShares Silver Trust, Expiration: 04/17/2026; Exercise Price: $74.00	(4,681,218)	(687)	(128,126)
McEwen, Inc.
Expiration: 04/17/2026; Exercise Price: $22.00	(498,248)	(244)	(17,690)
Expiration: 04/17/2026; Exercise Price: $25.00	(1,682,608)	(824)	(12,360)
OR Royalties, Inc., Expiration: 04/17/2026; Exercise Price: $40.00	(1,220,442)	(321)	(33,705)
Pan American Silver Corp., Expiration: 04/17/2026; Exercise Price: $60.00	(1,360,287)	(249)	(30,502)
Royal Gold, Inc., Expiration: 04/17/2026; Exercise Price: $270.00	(1,221,552)	(48)	(21,120)
Seabridge Gold, Inc., Expiration: 04/17/2026; Exercise Price: $27.00	(1,887,444)	(666)	(173,160)
Wheaton Precious Metals Corp., Expiration: 04/17/2026; Exercise Price: $145.00	(1,572,120)	(120)	(18,600)
Total Call Options			(951,672)
Put Options - (1.8)%
iShares Silver Trust, Expiration: 05/15/2026; Exercise Price: $73.01(a)(b)	(4,681,218)	(687)	(631,181)
TOTAL WRITTEN OPTIONS (Premiums received $2,056,834)			$(1,582,853)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

57

AMPLIFY SMALL-MID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.3%
Consumer Discretionary - 8.3%
Acushnet Holdings Corp.	132	$12,339
Bright Horizons Family Solutions, Inc.(a)	222	18,233
Installed Building Products, Inc.	44	11,667
NVR, Inc.(a)	4	26,359
Texas Roadhouse, Inc.	122	20,147
Visteon Corp.	134	12,209
		100,954
Consumer Staples - 5.5%
BJ’s Wholesale Club Holdings, Inc.(a)	274	26,967
Casey’s General Stores, Inc.	56	40,760
		67,727
Energy - 6.3%
Matador Resources Co.	552	34,875
Range Resources Corp.	652	29,458
Solaris Energy Infrastructure, Inc.	230	12,997
		77,330
Financials - 16.3%
American Financial Group, Inc.	246	31,417
Markel Group, Inc.(a)	16	30,625
Pinnacle Financial Partners, Inc.	256	22,052
Stifel Financial Corp.	504	37,256
Stock Yards Bancorp, Inc.	324	21,478
Webster Financial Corp.	480	33,321
Wintrust Financial Corp.	170	23,620
		199,769
Health Care - 14.6%
BioLife Solutions, Inc.(a)	606	11,563
Bio-Techne Corp.	394	20,590
CRISPR Therapeutics AG(a)(b)	232	11,036
Ensign Group, Inc.	92	18,538
GeneDx Holdings Corp.(a)	64	4,110
GRAIL, Inc.(a)	62	3,204
IDEXX Laboratories, Inc.(a)	30	16,857
Insulet Corp.(a)	50	10,492
iRadimed Corp.	60	5,776
Merit Medical Systems, Inc.(a)	236	16,268
Repligen Corp.(a)	148	17,437
Veracyte, Inc.(a)	168	5,411
West Pharmaceutical Services, Inc.	150	37,596
		178,878
Industrials - 20.3%
AAON, Inc.	158	13,075
Applied Industrial Technologies, Inc.	104	27,593
BWX Technologies, Inc.	124	25,357
Carlisle Cos., Inc.	74	24,688
Copart, Inc.(a)	322	10,691
Curtiss-Wright Corp.	52	35,418
HEICO Corp.	78	21,388
Kadant, Inc.	58	16,956
Nextpower, Inc. - Class A(a)	108	13,019

	Shares	Value
Old Dominion Freight Line, Inc.	140	$27,356
Watsco, Inc.	90	32,741
		248,282
Information Technology - 13.3%
Badger Meter, Inc.	86	13,102
Fair Isaac Corp.(a)	14	14,946
Mirion Technologies, Inc.(a)	284	5,280
MKS, Inc.	162	37,229
Monolithic Power Systems, Inc.	44	48,107
Palo Alto Networks, Inc.(a)	96	15,391
Q2 Holdings, Inc.(a)	208	9,838
Trimble, Inc.(a)	280	18,264
		162,157
Materials - 7.7%
Eagle Materials, Inc.	156	29,554
Royal Gold, Inc.	98	24,940
RPM International, Inc.	118	11,729
Steel Dynamics, Inc.	156	28,080
		94,303
TOTAL COMMON STOCKS (Cost $1,154,258)		1,129,400
REAL ESTATE INVESTMENT TRUSTS - 5.4%
Real Estate - 5.4%
EastGroup Properties, Inc.	140	25,913
Essential Properties Realty Trust, Inc.	668	20,280
Tanger, Inc.	586	19,912
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $67,810)		66,105
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(c)	27,050	27,050
TOTAL MONEY MARKET FUNDS (Cost $27,050)		27,050
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.8%
First American Government Obligations Fund - Class X, 3.58%(c)	10,181	10,181
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,181)		10,181
TOTAL INVESTMENTS - 100.7% (Cost $1,259,299)		$1,232,736
Liabilities in Excess of Other Assets - (0.7)%		(8,894)
TOTAL NET ASSETS - 100.0%		$1,223,842

The accompanying notes are an integral part of these financial statements.

58

AMPLIFY SMALL-MID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $10,703.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

59

AMPLIFY SOLANA 3% MONTHLY OPTION INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 23.7%
Bitwise Solana Staking ETF(a)(b)		27,960	$308,958
TOTAL EXCHANGE TRADED FUNDS (Cost $420,850)			308,958
	Notional Amount	Contracts
PURCHASED OPTIONS - 5.5%(a)
Call Options - 5.5%
Bitwise Solana Staking ETF, Expiration: 04/17/2026; Exercise Price: $10.85(b)(c)(d)	$1,060,800	960	71,030
TOTAL PURCHASED OPTIONS (Cost $129,947)			71,030
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 61.2%
3.48%, 04/09/2026(e)		$200,000	199,840
3.56%, 05/05/2026(e)		151,000	150,485
3.57%, 05/07/2026(e)		350,000	348,724
3.58%, 05/21/2026(e)		50,000	49,749
3.57%, 06/04/2026(e)		50,000	49,679
TOTAL U.S. TREASURY BILLS (Cost $798,543)			798,477
		Shares
MONEY MARKET FUNDS - 13.4%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(f)		174,713	174,713
TOTAL MONEY MARKET FUNDS (Cost $174,713)			174,713
TOTAL INVESTMENTS - 103.8% (Cost $1,524,053)			$1,353,178
Liabilities in Excess of Other Assets - (3.8)%			(49,373)
TOTAL NET ASSETS - 100.0%			$1,303,805
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of March 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

60

AMPLIFY SOLANA 3% MONTHLY OPTION INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.4)%
Call Options - (0.5)%
Bitwise Solana Staking ETF, Expiration: 04/07/2026; Exercise Price: $11.93(a)(b)	$(718,250)	(650)	$(6,500)
Put Options - (3.9)%
Bitwise Solana Staking ETF, Expiration: 04/17/2026; Exercise Price: $10.85(a)(b)	(1,060,800)	(960)	(50,928)
TOTAL WRITTEN OPTIONS (Premiums received $99,739)			$(57,428)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

61

AMPLIFY STABLECOIN TECHNOLOGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 73.0%
Financials - 62.2%(a)
Bakkt, Inc.(b)(c)	2,652	$19,519
Bitgo Holdings, Inc. - Class A(b)	1,608	13,234
Block, Inc.(b)	1,002	60,300
Coinbase Global, Inc. - Class A(b)	324	56,574
Dlocal Ltd.	1,590	20,622
Etoro Group Ltd. - Class A(b)	1,842	55,315
Figure Technology Solutions, Inc. - Class A(b)	1,704	57,851
Flywire Corp.(b)	1,974	22,977
Galaxy Digital, Inc. - Class A(b)	3,012	55,572
Gemini Space Station, Inc. - Class A(b)	2,160	9,547
GMO Payment Gateway, Inc.	600	30,941
Marqeta, Inc. - Class A(b)	5,286	21,567
Mastercard, Inc. - Class A	132	65,955
OBOOK Holdings, Inc.(b)	60	358
OSL Group Ltd.(b)	9,000	16,071
PayPal Holdings, Inc.	1,422	64,317
Shift4 Payments, Inc. - Class A(b)	1,374	60,085
SoFi Technologies, Inc.(b)	3,498	55,548
Visa, Inc. - Class A	210	63,471
		749,824
Information Technology - 10.8%
Circle Internet Group, Inc.(b)	576	54,956
Exodus Movement, Inc. - Class A(b)	150	975
GPGI, Inc.	3,282	56,122
KONA I Co. Ltd.	174	6,192
Opera Ltd. - ADR	834	11,893
		130,138
TOTAL COMMON STOCKS (Cost $937,972)		879,962
EXCHANGE TRADED FUNDS - 22.6%
Bitwise Solana Staking ETF(b)	6,924	76,510
Bitwise XRP ETF(b)	2,489	37,410
Grayscale Chainlink Trust ETF(b)	9,972	77,482
iShares Ethereum Trust ETF(b)	5,094	80,638
TOTAL EXCHANGE TRADED FUNDS (Cost $302,572)		272,040
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.4%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(d)	52,957	52,957
TOTAL MONEY MARKET FUNDS (Cost $52,957)		52,957

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%
First American Government Obligations Fund - Class X, 3.58%(d)	6,112	$6,112
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,112)		6,112
TOTAL INVESTMENTS - 100.5% (Cost $1,299,613)		$1,211,071
Liabilities in Excess of Other Assets - (0.5)%		(6,192)
TOTAL NET ASSETS - 100.0%		$1,204,879

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $6,204.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

62

AMPLIFY TLT U.S. TREASURY 12% OPTION INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 73.5%
iShares 20+ Year Treasury Bond ETF(a)(b)	246,587	$21,376,627
TOTAL EXCHANGE TRADED FUNDS (Cost $22,029,674)		21,376,627
	Par
U.S. TREASURY SECURITIES - 26.7%
United States Treasury Note/Bond, 4.25%, 08/15/2054	$8,658,000	7,778,672
TOTAL U.S. TREASURY SECURITIES (Cost $8,056,909)		7,778,672
TOTAL INVESTMENTS - 100.2% (Cost $30,086,583)		$29,155,299
Liabilities in Excess of Other Assets - (0.2)%		(60,798)
TOTAL NET ASSETS - 100.0%		$29,094,501

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
The accompanying notes are an integral part of these financial statements.

63

AMPLIFY TLT U.S. TREASURY 12% OPTION INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Call Options - (0.4)%
iShares 20+ Year Treasury Bond ETF, Expiration: 04/02/2026; Exercise Price: $86.00(a)(b)	$(15,352,799)	(1,771)	$(113,344)
TOTAL WRITTEN OPTIONS (Premiums received $70,840)			$(113,344)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

64

AMPLIFY TOKENIZATION TECHNOLOGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.4%
Communication Services - 2.8%
Alphabet, Inc. - Class A	33	$9,490
Baidu, Inc. - ADR(a)	81	9,025
		18,515
Financials - 62.7%(b)
American Express Co.	33	9,982
Bank of America Corp.	204	9,945
Bank of New York Mellon Corp.	87	10,321
Blackrock, Inc.	12	11,540
Block, Inc.(a)	153	9,208
Bullish(a)	267	9,540
Capital One Financial Corp.	54	9,851
Citigroup, Inc.	93	10,547
CMC Markets PLC(c)(d)	195	883
CME Group, Inc.	33	9,747
Coinbase Global, Inc. - Class A(a)	51	8,905
Deutsche Boerse AG	36	10,415
Etoro Group Ltd. - Class A(a)	318	9,549
Euronext NV(c)(d)	63	10,054
Figure Technology Solutions, Inc. - Class A(a)	261	8,861
Flow Traders Ltd.(a)	78	2,489
Galaxy Digital, Inc. - Class A(a)	462	8,524
Gemini Space Station, Inc. - Class A(a)	1,128	4,986
GMO Financial Holdings, Inc.	400	2,238
Hamilton Lane, Inc. - Class A	102	10,139
HSBC Holdings PLC - ADR	117	9,651
Industrial & Commercial Bank of China Ltd. - Class H	14,000	12,250
Intercontinental Exchange, Inc.	63	9,909
Invesco Ltd.	414	10,056
JPMorgan Chase & Co.	36	10,590
KKR & Co., Inc.	114	10,545
London Stock Exchange Group PLC	90	10,520
Monex Group, Inc.	1,500	6,317
Nasdaq, Inc.	117	9,932
Northern Trust Corp.	72	10,049
NU Holdings Ltd. - Class A(a)	687	9,872
OSL Group Ltd.(a)	4,500	8,035
Partners Group Holding AG	9	9,478
Ping An Insurance Group Co. of China Ltd. - Class H	1,500	11,374
Robinhood Markets, Inc. - Class A(a)	129	8,940
Royal Bank of Canada	60	9,707
Singapore Exchange Ltd.	600	9,078
SoFi Technologies, Inc.(a)	537	8,528
State Street Corp.	81	10,251
Swissquote Group Holding SA	18	8,709
Tel Aviv Stock Exchange Ltd.	207	9,086
Toronto-Dominion Bank	105	9,798
Tradeweb Markets, Inc. - Class A	81	9,530
US Bancorp	189	9,830
Wells Fargo & Co.	129	10,270
		410,029

	Shares	Value
Health Care - 0.3%
Streamex Corp.(a)	1,623	$1,834
Information Technology - 8.6%
Akamai Technologies, Inc.(a)	93	10,681
Circle Internet Group, Inc.(a)	90	8,587
Cloudflare, Inc. - Class A(a)	48	9,904
Datavault AI, Inc.(a)	14,040	8,681
International Business Machines Corp.	39	9,453
Microsoft Corp.	24	8,884
		56,190
TOTAL COMMON STOCKS (Cost $538,128)		486,568
EXCHANGE TRADED FUNDS - 23.3%
Bitwise Solana Staking ETF(a)	3,423	37,824
Bitwise XRP ETF(a)	1,917	28,812
Grayscale Chainlink Trust ETF(a)	4,938	38,368
iShares Ethereum Trust ETF(a)	2,544	40,272
VanEck Avalanche ETF(a)	381	7,031
TOTAL EXCHANGE TRADED FUNDS (Cost $199,080)		152,307
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(e)	15,182	15,182
TOTAL MONEY MARKET FUNDS (Cost $15,182)		15,182
TOTAL INVESTMENTS - 100.0% (Cost $752,390)		$654,057
Other Assets in Excess of Liabilities - 0.0%(f)		309
TOTAL NET ASSETS - 100.0%		$654,366

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $10,937 or 1.7% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

65

AMPLIFY TOKENIZATION TECHNOLOGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2026, the value of these securities total $10,937 or 1.7% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

66

AMPLIFY TRAVEL TECH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 4.1%
TripAdvisor, Inc.(a)	93,399	$995,633
Consumer Discretionary - 80.6%(b)
Airbnb, Inc. - Class A(a)	8,121	1,025,520
Amadeus IT Group SA	15,777	884,923
Booking Holdings, Inc.	239	1,006,266
Corporate Travel Management Ltd.(a)(c)	170,767	888,882
CVC Brasil Operadora e Agencia de Viagens SA(a)	1,547,551	580,856
eDreams ODIGEO SA(a)	269,944	954,866
Expedia Group, Inc.	4,386	1,012,684
Flight Centre Travel Group Ltd.	115,363	842,268
Global Business Travel Group I(a)	169,670	946,759
Hana Tour Service, Inc.	32,286	842,115
HBX Group International PLC(a)	124,684	922,308
Hostelworld Group PLC(d)(e)	374,537	498,843
Lastminute.com NV	19,426	273,180
MakeMyTrip Ltd.(a)	18,525	690,797
Navan, Inc. - Class A(a)(f)	88,751	1,175,063
On the Beach Group PLC(d)(e)	376,524	780,536
Sabre Corp.(a)	605,367	877,782
Tongcheng Travel Holdings Ltd.(e)	402,113	923,195
Trainline PLC(a)(d)(e)	384,168	1,149,991
TravelSky Technology Ltd. - Class H	753,270	929,073
Trip.com Group Ltd. - ADR	18,874	939,736
WEB Travel Group Ltd.(a)	481,463	860,656
Webjet Group Ltd.	931,087	337,981
		19,344,280
Industrials - 9.8%
Dida, Inc.(a)	1,790,247	305,978
Lyft, Inc. - Class A(a)	74,408	989,627
Uber Technologies, Inc.(a)	14,625	1,051,976
		2,347,581
Information Technology - 5.1%
accesso Technology Group PLC(a)	103,458	338,348
SiteMinder Ltd.(a)	450,122	881,703
		1,220,051
TOTAL COMMON STOCKS (Cost $34,979,756)		23,907,545
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.7%
First American Government Obligations Fund - Class X, 3.58%(g)	883,225	883,225
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $883,225)		883,225

	Shares	Value
MONEY MARKET FUNDS - 0.9%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(g)	219,442	$219,442
TOTAL MONEY MARKET FUNDS (Cost $219,442)		219,442
TOTAL INVESTMENTS - 104.2% (Cost $36,082,423)		$25,010,212
Liabilities in Excess of Other Assets - (4.2)%		(1,015,633)
TOTAL NET ASSETS - 100.0%		$23,994,579

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $888,882 or 3.7% of net assets as of March 31, 2026.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $2,429,370 or 10.1% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2026, the value of these securities total $3,352,565 or 14.0% of the Fund’s net assets.

(f)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $954,604.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

67

AMPLIFY VIDEO GAME LEADERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Communication Services - 41.6%(a)
Bilibili, Inc. - Class Z(b)	36,160	$787,290
Capcom Co. Ltd.	42,492	894,231
Electronic Arts, Inc.	7,735	1,576,934
Konami Group Corp.	7,213	876,632
Meta Platforms, Inc. - Class A	5,145	2,943,609
NetEase, Inc. - ADR	7,935	888,244
Nintendo Co. Ltd.	27,131	1,496,477
ROBLOX Corp. - Class A(b)	16,387	926,849
Take-Two Interactive Software, Inc.(b)	4,409	870,778
Tencent Holdings Ltd.	52,870	3,263,830
VK IPJSC - GDR(b)(c)(d)	21,975	0
		14,524,874
Consumer Discretionary - 14.2%
Aristocrat Leisure Ltd.	28,515	885,290
Bandai Namco Holdings, Inc.	34,670	842,723
Sea Ltd. - ADR(b)	19,731	1,633,924
Sony Group Corp.	77,900	1,571,319
		4,933,256
Information Technology - 40.8%(a)
Advanced Micro Devices, Inc.(b)	18,663	3,796,614
AppLovin Corp. - Class A(b)	4,025	1,601,950
Asustek Computer, Inc.	51,000	875,790
Microsoft Corp.	9,183	3,399,271
NVIDIA Corp.	20,151	3,514,334
Unity Software, Inc.(b)	47,484	1,041,799
		14,229,758
TOTAL COMMON STOCKS (Cost $33,349,293)		33,687,888
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(e)	915,713	915,713
TOTAL MONEY MARKET FUNDS (Cost $915,713)		915,713
TOTAL INVESTMENTS - 99.2% (Cost $34,265,006)		$34,603,601
Other Assets in Excess of Liabilities - 0.8%		288,415
TOTAL NET ASSETS - 100.0%		$34,892,016

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2026, the value of these securities total $0 or 0.0% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

68

AMPLIFY WEIGHT LOSS DRUG & TREATMENT ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Health Care - 94.9%(a)
AbbVie, Inc.	907	$197,263
Amgen, Inc.	740	260,369
Arrowhead Pharmaceuticals, Inc.(b)	3,100	194,370
AstraZeneca PLC	980	193,276
Chugai Pharmaceutical Co. Ltd.	4,600	248,982
CSPC Pharmaceutical Group Ltd.	180,000	208,923
Eli Lilly & Co.	522	480,120
Hanmi Pharm Co. Ltd.	158	53,126
Innovent Biologics, Inc.(b)(c)(d)	17,000	184,090
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H(b)	6,200	51,006
Merck & Co., Inc.	1,546	185,968
Novo Nordisk AS - ADR	13,431	493,589
Pfizer, Inc.	6,828	191,730
Regeneron Pharmaceuticals, Inc.	364	281,241
Roche Holding AG	473	185,244
Scholar Rock Holding Corp.(b)	2,005	98,566
Shionogi & Co. Ltd.	8,500	185,345
Structure Therapeutics, Inc. - ADR(b)	1,738	83,772
Viking Therapeutics, Inc.(b)	2,818	91,698
Zealand Pharma AS(b)	1,584	72,051
TOTAL COMMON STOCKS (Cost $4,181,743)		3,940,729
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(e)	123,113	123,113
TOTAL MONEY MARKET FUNDS (Cost $123,113)		123,113
TOTAL INVESTMENTS - 97.9% (Cost $4,304,856)		$4,063,842
Other Assets in Excess of Liabilities - 2.1%		87,155
TOTAL NET ASSETS - 100.0%		$4,150,997

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $184,090 or 4.4% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2026, the value of these securities total $184,090 or 4.4% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

69

AMPLIFY XRP 3% MONTHLY OPTION INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 20.0%
Canary XRP ETF(a)(b)		123,100	$1,760,330
TOTAL EXCHANGE TRADED FUNDS (Cost $2,568,126)			1,760,330
	Notional Amount	Contracts
PURCHASED OPTIONS - 3.4%(a)
Call Options - 3.4%
Canary XRP ETF, Expiration: 04/17/2026; Exercise Price: $14.35(b)(c)(d)	$7,280,130	5,091	300,369
TOTAL PURCHASED OPTIONS (Cost $760,690)			300,369
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 33.8%
Invesco Government & Agency Portfolio - Institutional Class, 3.58%(e)(f)		2,973,182	2,973,182
TOTAL MONEY MARKET FUNDS (Cost $2,973,182)			2,973,182
		Par
U.S. TREASURY BILLS - 30.2%
3.49%, 04/09/2026(g)		$200,000	199,839
3.56%, 04/30/2026(g)		300,000	299,125
3.56%, 05/05/2026(g)		1,009,000	1,005,558
3.57%, 05/07/2026(g)		500,000	498,177
3.57%, 05/21/2026(g)		650,000	646,731
TOTAL U.S. TREASURY BILLS (Cost $2,649,661)			2,649,430
TOTAL INVESTMENTS - 87.4% (Cost $8,951,659)			$7,683,311
Other Assets in Excess of Liabilities - 12.6%			1,109,848
TOTAL NET ASSETS - 100.0%			$8,793,159
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	The rate shown is the annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

70

AMPLIFY XRP 3% MONTHLY OPTION INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (0.5)%
Canary XRP ETF, Expiration: 04/07/2026; Exercise Price: $15.42(a)(b)	$(4,867,720)	(3,404)	$(47,656)
Put Options - (3.5)%
Canary XRP ETF, Expiration: 04/17/2026; Exercise Price: $14.35(a)(b)	(7,280,130)	(5,091)	(305,460)
TOTAL WRITTEN OPTIONS (Premiums received $759,031)			$(353,116)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

71

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Amplify AI Powered Equity ETF	Amplify Alternative Harvest ETF	Amplify Bitcoin 2% Monthly Option Income ETF (Consolidated)	Amplify Bitcoin Max Income Covered Call ETF	Amplify BlackSwan Growth & Treasury Core ETF
ASSETS:
Investments in unaffiliated securities, at value	$109,375,247	$89,045,928	$7,970,733	$6,874,171	$351,651,699
Investments in affiliated securities, at value	—	56,761,970	—	—	—
Receivable for investments sold	40,080,733	—	45,164	61,629	—
Cash	1,050,698	—	4,191,000	5,150,000	—
Dividends receivable	52,159	1,037	1,108	4,700	2,149
Security lending income receivable	—	219,662	—	—	—
Receivable for fund shares sold	—	—	—	—	619,848
Interest receivable	—	—	—	—	4,259,805
Deposit at broker for option contracts	—	—	337,855	300,338	—
Deposit at broker for other investments	—	—	—	—	2,414
Total assets	150,558,837	146,028,597	12,545,860	12,390,838	356,535,915
LIABILITIES:
Written option, at value	—	—	1,184,375	1,529,376	—
Payable for investments purchased	40,116,657	—	—	—	591,820
Payable for fund shares redeemed	1,050,698	—	—	—	—
Payable to Adviser	72,028	39,737	6,722	5,653	151,805
Payable upon return of securities loaned	—	30,257,337	—	—	—
Total liabilities	41,239,383	30,297,074	1,191,097	1,535,029	743,625
NET ASSETS	$ 109,319,454	$115,731,523	$11,354,763	$10,855,809	$355,792,290
Net Assets Consists of:
Capital stock ($0.01 per share)	$25,250	$49,666	$3,800	$3,900	$114,800
Additional paid-in capital	129,978,486	2,073,725,271	20,929,486	18,938,701	436,417,228
Total accumulated losses	(20,684,282)	(1,958,043,414)	(9,578,523)	(8,086,792)	(80,739,738)
Total net assets	$ 109,319,454	$115,731,523	$11,354,763	$10,855,809	$355,792,290
Net assets	$109,319,454	$115,731,523	$11,354,763	$10,855,809	$355,792,290
Shares issued and outstanding(a)	2,525,000	4,966,614	380,000	390,000	11,480,000
Net asset value per share	$43.29	$23.30	$29.88	$27.84	$30.99
Cost:
Investments in unaffiliated securities, at cost	$108,447,867	$108,678,404	$9,621,311	$7,035,321	$358,950,816
Investments in affiliated securities, at cost	$—	$54,206,919	$—	$—	$—
PROCEEDS:
Written options premium received	$—	$—	$1,298,236	$1,649,581	$—
LOANED SECURITIES:
at value (included in investments)	$—	$30,128,313	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

72

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)(Continued)

	Amplify BlackSwan ISWN ETF	Amplify Blockchain Technology ETF (Consolidated)	Amplify Bloomberg AI Value Chain ETF	Amplify BlueStar Israel Technology ETF	Amplify Cash Flow Dividend Leaders ETF
ASSETS:
Investments, at value	$33,436,615	$993,123,786	$34,089,625	$117,637,560	$30,358,825
Interest receivable	391,147	—	—	—	—
Dividends receivable	98	787,008	27,559	99,266	15,259
Dividend tax reclaims receivable	—	217,972	8,536	—	—
Security lending income receivable	—	78,606	—	3,458	—
Cash	—	—	—	6,290,955	454
Total assets	33,827,860	994,207,372	34,125,720	124,031,239	30,374,538
LIABILITIES:
Payable to Adviser	14,319	586,249	17,758	66,170	4,970
Payable for fund shares redeemed	—	—	—	5,555,210	—
Payable upon return of securities loaned	—	68,431,144	—	11,688,918	—
Total liabilities	14,319	69,017,393	17,758	17,310,298	4,970
NET ASSETS	$ 33,813,541	$925,189,979	$34,107,962	$106,720,941	$30,369,568
Net Assets Consists of:
Capital stock ($0.01 per share)	$15,750	$186,000	$5,000	$18,500	$9,200
Additional paid-in capital	42,468,799	1,297,290,233	40,234,380	151,797,873	30,673,942
Total accumulated losses	(8,671,008)	(372,286,254)	(6,131,418)	(45,095,432)	(313,574)
Total net assets	$ 33,813,541	$925,189,979	$34,107,962	$106,720,941	$30,369,568
Net assets	$33,813,541	$925,189,979	$34,107,962	$106,720,941	$30,369,568
Shares issued and outstanding(a)	1,575,000	18,600,000	500,000	1,850,000	920,000
Net asset value per share	$21.47	$49.74	$68.22	$57.69	$33.01
Cost:
Investments, at cost	$32,505,773	$1,047,699,923	$27,981,028	$118,682,371	$30,412,105
LOANED SECURITIES:
at value (included in investments)	$—	$71,820,442	$—	$11,729,975	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

73

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)(Continued)

	Amplify CEF High Income ETF	Amplify COWS Covered Call ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify CWP Growth & Income ETF	Amplify CWP International Enhanced Dividend Income ETF
ASSETS:
Investments in unaffiliated securities, at value	$666,954,271	$14,006,476	$6,317,124,221	$584,624,348	$1,111,088,613
Investments in affiliated securities, at value	—	605,749	290,909,508	15,791,564	20,621,558
Receivable for fund shares sold	2,199,480	—	20,165,310	—	—
Cash	1,749,444	—	281	—	2,940
Dividends receivable	893,894	6,964	4,726,620	353,268	2,213,757
Security lending income receivable	44,815	—	827	—	64,266
Receivable for investments sold	—	—	19,854,573	4,898,758	642,228
Dividend tax reclaims receivable	—	—	465,707	—	559,077
Total assets	671,841,904	14,619,189	6,653,247,047	605,667,938	1,135,192,439
LIABILITIES:
Written option, at value	—	93,122	5,385,500	6,509,720	1,077,438
Payable upon return of securities loaned	6,767,612	—	—	—	103,522,789
Payable for investments purchased	2,189,594	—	19,573,742	14,034,840	3,540,923
Payable to Adviser	288,097	7,708	3,008,609	278,477	563,051
Payable to custodian	—	—	—	40	—
Payable for expenses and other liabilities	—	—	—	—	2
Total liabilities	9,245,303	100,830	27,967,851	20,823,077	108,704,203
NET ASSETS	$662,596,601	$14,518,359	$6,625,279,196	$584,844,861	$1,026,488,236
Net Assets Consists of:
Capital stock ($0.01 per share)	$602,500	$6,300	$1,478,500	$219,750	$254,250
Additional paid-in capital	771,122,833	15,344,614	5,719,659,964	620,720,282	920,251,052
Total distributable earnings/(accumulated losses)	(109,128,732)	(832,555)	904,140,732	(36,095,171)	105,982,934
Total net assets	$662,596,601	$14,518,359	$6,625,279,196	$584,844,861	$1,026,488,236
Net assets	$662,596,601	$14,518,359	$6,625,279,196	$584,844,861	$1,026,488,236
Shares issued and outstanding(a)	60,250,000	630,000	147,850,000	21,975,000	25,425,000
Net asset value per share	$11.00	$23.05	$44.81	$26.61	$40.37
Cost:
Investments in unaffiliated securities, at cost	$689,699,617	$14,290,494	$5,498,133,073	$593,004,529	$985,115,074
Investments in affiliated securities, at cost	$—	$614,502	$291,364,940	$15,818,663	$20,653,527
PROCEEDS:
Written options premium received	$—	$95,935	$5,441,113	$4,917,822	$1,273,646
LOANED SECURITIES:
at value (included in investments)	$6,705,113	$—	$—	$—	$104,173,506

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

74

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)(Continued)

	Amplify Cybersecurity ETF	Amplify Digital Payments ETF	Amplify Energy & Natural Resources Covered Call ETF	Amplify Ethereum 3% Monthly Option Income ETF (Consolidated)	Amplify Ethereum Max Income Covered Call ETF
ASSETS:
Investments, at value	$1,887,387,867	$164,779,502	$28,111,922	$2,675,221	$3,274,263
Receivable for investments sold	6,822,300	—	—	15,306	38,177
Foreign currency, at value	1,622,138	11,435	—	—	—
Dividend tax reclaims receivable	109,693	5,531	12,518	—	—
Dividends receivable	43,189	874	52,771	1,024	2,874
Security lending income receivable	2,819	11,797	1,627	—	—
Receivable for fund shares sold	—	—	905,711	—	—
Cash	—	—	—	—	700,000
Deposit at broker for option contracts	—	—	75,233	—	—
Total assets	1,895,988,006	164,809,139	29,159,782	2,691,551	4,015,314
LIABILITIES:
Written option, at value	—	—	189,000	62,917	129,745
Payable upon return of securities loaned	13,917,111	2,567,478	1,165,979	—	—
Payable to Adviser	983,930	107,620	11,287	1,715	2,119
Interest payable	—	—	178	5	61
Payable to custodian	—	—	881,806	—	—
Due to broker	—	—	—	13,346	304,285
Total liabilities	14,901,041	2,675,098	2,248,250	77,983	436,210
NET ASSETS	$ 1,881,086,965	$162,134,041	$26,911,532	$2,613,568	$3,579,104
Net Assets Consists of:
Capital stock ($0.01, 0.01 and 0.01 per share)	$251,000	$38,000	$7,500	$—	$—
Additional paid-in capital	1,957,555,059	547,628,064	22,969,583	—	—
Paid-in capital	—	—	—	4,341,812	5,537,674
Total distributable earnings/(accumulated losses)	(76,719,094)	(385,532,023)	3,934,449	(1,728,244)	(1,958,570)
Total net assets	$ 1,881,086,965	$162,134,041	$26,911,532	$2,613,568	$3,579,104
Net assets	$1,881,086,965	$162,134,041	$26,911,532	$2,613,568	$3,579,104
Shares issued and outstanding(a)	25,100,000	3,800,000	750,000	240,000	340,000
Net asset value per share	$74.94	$42.67	$35.88	$10.89	$10.53
Cost:
Investments, at cost	$1,710,710,233	$231,218,972	$23,107,058	$2,907,463	$3,124,577
Foreign currency, at cost	$1,616,296	$11,577	$—	$—	$—
PROCEEDS:
Written options premium received	$—	$—	$122,577	$195,238	$377,584
LOANED SECURITIES:
at value (included in investments)	$14,482,492	$1,526,329	$1,131,382	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

75

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)(Continued)

	Amplify Etho Climate Leadership U.S. ETF	Amplify HACK Cybersecurity Covered Call ETF	Amplify Junior Silver Miners ETF	Amplify Lithium & Battery Technology ETF	Amplify Municipal CEF High Income ETF
ASSETS:
Investments, at value	$155,892,623	$1,862,138	$4,226,989,333	$109,216,193	$386,893
Dividends receivable	87,020	105	623,008	72,325	1,432
Dividend tax reclaims receivable	538	—	108,475	23,324	—
Security lending income receivable	350	—	34,598	6,786	—
Restricted cash	—	—	1	—	—
Receivable for investments sold	—	—	4,514	—	—
Cash	—	204	6,841,987	250,934	—
Foreign currency, at value	—	—	150,785	12,937	—
Deposit at broker for option contracts	—	3,227	—	—	—
Receivable for transaction fee	—	—	1,206	—	—
Total assets	155,980,531	1,865,674	4,234,753,907	109,582,499	388,325
LIABILITIES:
Written option, at value	—	23,372	—	—	—
Payable upon return of securities loaned	521,930	—	197,278,981	1,223,625	—
Payable to Adviser	60,101	1,054	2,780,308	55,513	113
Payable for fund shares redeemed	—	—	6,827,875	—	—
Due to broker	—	—	204	—	—
Total liabilities	582,031	24,426	206,887,368	1,279,138	113
NET ASSETS	$ 155,398,500	$1,841,248	$4,027,866,539	$108,303,361	$388,212
Net Assets Consists of:
Capital stock ($0.01, 0.01, 0.01 and 0.01 per share)	$23,500	$—	$1,359,000	$74,000	$200
Additional paid-in capital	164,547,506	—	2,623,911,196	200,041,116	398,600
Paid-in capital	—	1,994,585	—	—	—
Total distributable earnings/(accumulated losses)	(9,172,506)	(153,337)	1,402,596,343	(91,811,755)	(10,588)
Total net assets	$ 155,398,500	$1,841,248	$4,027,866,539	$108,303,361	$388,212
Net assets	$155,398,500	$1,841,248	$4,027,866,539	$108,303,361	$388,212
Shares issued and outstanding(a)	2,350,000	80,000	135,900,000	7,400,000	20,000
Net asset value per share	$66.13	$23.02	$29.64	$14.64	$19.41
Cost:
Investments, at cost	$133,199,931	$1,953,700	$2,902,890,523	$89,642,970	$399,713
Foreign currency, at cost	$—	$—	$153,179	$12,846	$—
PROCEEDS:
Written options premium received	$—	$47,900	$—	$—	$—
LOANED SECURITIES:
at value (included in investments)	$511,600	$—	$215,173,920	$1,256,255	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

76

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)(Continued)

	Amplify Online Retail ETF	Amplify Samsung SOFR ETF	Amplify Samsung U.S. Natural Gas Infrastructure ETF	Amplify Seymour Cannabis ETF	Amplify SILJ Junior Silver Miners Covered Call ETF
ASSETS:
Investments in unaffiliated securities, at value	$112,859,685	$14,503	$5,756,527	$72,934,684	$27,620,184
Investments in repurchase agreements, at value	—	413,318,477	—	—	—
Investments in affiliated securities, at value	—	—	—	—	8,240,873
Dividends receivable	55,301	19	4,524	117,957	8,248
Security lending income receivable	13,163	—	124	1,533	208
Foreign currency, at value	6,817	—	—	—	—
Dividend tax reclaims receivable	2,242	—	546	—	1,227
Restricted cash	—	—	—	2,987,235	—
Interest receivable	—	115,080	—	—	—
Deposit at broker for option contracts	—	—	—	—	876,042
Total assets	112,937,208	413,448,079	5,761,721	76,041,409	36,746,782
LIABILITIES:
Written option, at value	—	—	—	—	1,582,853
Payable upon return of securities loaned	3,817,417	—	100,558	118,200	—
Payable to Adviser	65,577	68,856	2,841	30,677	17,522
Payable for shareholder servicing fees	—	—	—	3,028	—
Payable to custodian	—	—	—	—	31,289
Other affiliated expenses payable	—	—	—	2,337	—
Payable for swap contracts, net	—	—	—	3,325,732	—
Payable for expenses and other liabilities	—	—	—	64,596	—
Total liabilities	3,882,994	68,856	103,399	3,544,570	1,631,664
NET ASSETS	$109,054,214	$413,379,223	$5,658,322	$72,496,839	$35,115,118
Net Assets Consists of:
Capital stock ($0.01 per share)	$17,500	$41,300	$1,700	$32,875	$10,500
Additional paid-in capital	538,509,431	413,696,778	4,324,711	183,338,500	34,638,596
Total distributable earnings/(accumulated losses)	(429,472,717)	(358,855)	1,331,911	(110,874,536)	466,022
Total net assets	$109,054,214	$413,379,223	$5,658,322	$72,496,839	$35,115,118
Net assets	$109,054,214	$413,379,223	$5,658,322	$72,496,839	$35,115,118
Shares issued and outstanding(a)	1,750,000	4,130,000	170,000	3,287,467	1,050,000
Net asset value per share	$62.32	$100.09	$33.28	$22.05	$33.44
Cost:
Investments in unaffiliated securities, at cost	$131,537,475	$14,503	$4,420,164	$77,994,854	$25,987,975
Investments in repurchase agreements, at cost	$—	$413,318,477	$—	$—	$—
Investments in affiliated securities, at cost	$—	$—	$—	$—	$7,438,960
Foreign currency, at cost	$6,791	$—	$—	$—	$—
PROCEEDS:
Written options premium received	$—	$—	$—	$—	$2,056,834
LOANED SECURITIES:
at value (included in investments)	$2,587,077	$—	$97,954	$96,042	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

77

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)(Continued)

	Amplify Small-Mid Cap Equity ETF	Amplify Solana 3% Monthly Option Income ETF (Consolidated)	Amplify Stablecoin Technology ETF (Consolidated)	Amplify TLT U.S. Treasury 12% Option Income ETF	Amplify Tokenization Technology ETF (Consolidated)
ASSETS:
Investments, at value	$1,232,736	$1,353,178	$1,211,071	$29,155,299	$654,057
Receivable for investments sold	990	5,575	—	645,021	—
Dividends receivable	820	1,334	665	47	683
Security lending income receivable	1	—	5	—	—
Dividend tax reclaims receivable	—	—	—	—	19
Interest receivable	—	—	—	45,742	—
Cash	—	—	—	13,514	—
Deposit at broker for option contracts	—	3,518	—	—	—
Total assets	1,234,547	1,363,605	1,211,741	29,859,623	654,759
LIABILITIES:
Written option, at value	—	57,428	—	113,344	—
Payable upon return of securities loaned	10,181	—	6,112	—	—
Payable to Adviser	524	780	750	7,453	393
Payable for investments purchased	—	1,592	—	2,535	—
Payable for fund shares redeemed	—	—	—	641,790	—
Total liabilities	10,705	59,800	6,862	765,122	393
NET ASSETS	$ 1,223,842	$1,303,805	$1,204,879	$29,094,501	$654,366
Net Assets Consists of:
Capital stock ($0.01, 0.01 and 0.01 per share)	$500	$1,200	$—	$13,600	$—
Additional paid-in capital	1,208,081	2,067,558	—	31,121,148	—
Paid-in capital	—	—	1,375,819	—	759,948
Total distributable earnings/(accumulated losses)	15,261	(764,953)	(170,940)	(2,040,247)	(105,582)
Total net assets	$ 1,223,842	$1,303,805	$1,204,879	$29,094,501	$654,366
Net assets	$1,223,842	$1,303,805	$1,204,879	$29,094,501	$654,366
Shares issued and outstanding(a)	50,000	120,000	60,000	1,360,000	30,000
Net asset value per share	$24.48	$10.87	$20.08	$21.39	$21.81
Cost:
Investments, at cost	$1,259,299	$1,524,053	$1,299,613	$30,086,583	$752,390
PROCEEDS:
Written options premium received	$—	$99,739	$—	$70,840	$—
LOANED SECURITIES:
at value (included in investments)	$10,703	$—	$6,204	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

78

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)(Continued)

	Amplify Travel Tech ETF	Amplify Video Game Leaders ETF	Amplify Weight Loss Drug & Treatment ETF	Amplify XRP 3% Monthly Option Income ETF (Consolidated)
ASSETS:
Investments, at value	$25,010,212	$34,603,601	$4,063,842	$7,683,311
Dividends receivable	33,693	45,575	15,715	4,350
Dividend tax reclaims receivable	4,807	8,316	4,911	—
Foreign currency, at value	769	7,202	2,660	—
Security lending income receivable	165	—	10	—
Receivable for investments sold	—	246,430	65,976	47,382
Receivable for fund shares sold	—	—	—	139,783
Cash	—	—	—	1,400,000
Total assets	25,049,646	34,911,124	4,153,114	9,274,826
LIABILITIES:
Written option, at value	—	—	—	353,116
Payable upon return of securities loaned	883,225	—	—	—
Payable for investments purchased	156,100	878	34	41,430
Payable to Adviser	15,742	18,230	2,083	4,546
Interest payable	—	—	—	673
Due to broker	—	—	—	81,902
Total liabilities	1,055,067	19,108	2,117	481,667
NET ASSETS	$23,994,579	$34,892,016	$4,150,997	$8,793,159
Net Assets Consists of:
Capital stock ($0.01 per share)	$15,000	$4,700	$1,700	$6,300
Additional paid-in capital	182,437,513	80,944,907	4,690,732	12,835,001
Total accumulated losses	(158,457,934)	(46,057,591)	(541,435)	(4,048,142)
Total net assets	$23,994,579	$34,892,016	$4,150,997	$8,793,159
Net assets	$23,994,579	$34,892,016	$4,150,997	$8,793,159
Shares issued and outstanding(a)	1,500,000	470,000	170,000	630,000
Net asset value per share	$16.00	$74.24	$24.42	$13.96
Cost:
Investments, at cost	$36,082,423	$34,265,006	$4,304,856	$8,951,659
Foreign currency, at cost	$785	$7,176	$2,651	$—
PROCEEDS:
Written options premium received	$—	$—	$—	$759,031
LOANED SECURITIES:
at value (included in investments)	$954,604	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

79

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)

	Amplify AI Powered Equity ETF	Amplify Alternative Harvest ETF	Amplify Bitcoin 2% Monthly Option Income ETF (Consolidated)	Amplify Bitcoin Max Income Covered Call ETF	Amplify BlackSwan Growth & Treasury Core ETF
INVESTMENT INCOME:
Dividend income	$688,666	$6,113	$95,768	$90,975	$43,462
Less: dividend withholding taxes	19,384	—	—	—	—
Interest income	—	—	94,803	96,479	6,321,147
Securities lending income	6	757,073	—	—	—
Total investment income	708,056	763,186	190,571	187,454	6,364,609
EXPENSES:
Investment advisory fee (See Note 3)	437,316	558,926	51,087	38,835	903,277
Total expenses	437,316	558,926	51,087	38,835	903,277
Expense reimbursement by Adviser (See Note 3)	—	(286,204)	—	—	—
Net expenses	437,316	272,722	51,087	38,835	903,277
NET INVESTMENT INCOME	270,740	490,464	139,484	148,619	5,461,332
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	3,257,007	(7,586,814)	(3,003,160)	(2,731,670)	6,111,669
Investments in affiliated securities	—	859,249	—	—	—
Written options expired or closed	—	—	(3,279,207)	(3,089,051)	—
Net realized gain (loss)	3,257,007	(6,727,565)	(6,282,367)	(5,820,721)	6,111,669
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(7,177,149)	(38,721,604)	(2,145,490)	(583,382)	(20,639,385)
Investments in affiliated securities	—	(22,641,387)	—	—	—
Written options	—	—	9,344	(264)	—
Net change in unrealized appreciation (depreciation)	(7,177,149)	(61,362,991)	(2,136,146)	(583,646)	(20,639,385)
Net realized and unrealized gain (loss)	(3,920,142)	(68,090,556)	(8,418,513)	(6,404,367)	(14,527,716)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (3,649,402)	$(67,600,092)	$(8,279,029)	$(6,255,748)	$(9,066,384)

The accompanying notes are an integral part of these financial statements.

80

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	Amplify BlackSwan ISWN ETF	Amplify Blockchain Technology ETF (Consolidated)	Amplify Bloomberg AI Value Chain ETF	Amplify BlueStar Israel Technology ETF	Amplify Cash Flow Dividend Leaders ETF
INVESTMENT INCOME:
Dividend income	$2,656	$4,506,904	$110,904	$268,187	$206,069
Less: dividend withholding taxes	—	(100,580)	(7,114)	(40,382)	—
Less: issuance fees	—	(147,349)	—	(2,833)	—
Interest income	584,039	—	—	—	—
Securities lending income	1,088	441,213	14	30,766	378
Total investment income	587,783	4,700,188	103,804	255,738	206,447
EXPENSES:
Investment advisory fee (See Note 3)	83,859	4,182,116	101,980	380,668	51,493
Total expenses	83,859	4,182,116	101,980	380,668	51,493
Expense reimbursement by Adviser (See Note 3)	—	—	—	—	(41,365)
Net expenses	83,859	4,182,116	101,980	380,668	10,128
NET INVESTMENT INCOME/(LOSS)	503,924	518,072	1,824	(124,930)	196,319
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,638,882	102,032,039	3,697,746	6,722,418	1,314,013
Securities sold short	—	(148)	—	—	—
Foreign currency translation	—	(103,349)	(8,763)	(17,270)	—
Net realized gain (loss)	1,638,882	101,928,542	3,688,983	6,705,148	1,314,013
Net change in unrealized appreciation (depreciation) on:
Investments	(1,117,748)	(435,264,526)	(1,229,721)	(7,410,392)	(701,209)
Foreign currency translation	—	(31)	(540)	(87)	—
Net change in unrealized appreciation (depreciation)	(1,117,748)	(435,264,557)	(1,230,261)	(7,410,479)	(701,209)
Net realized and unrealized gain (loss)	521,134	(333,336,015)	2,458,722	(705,331)	612,804
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,025,058	$(332,817,943)	$2,460,546	$(830,261)	$809,123

The accompanying notes are an integral part of these financial statements.

81

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	Amplify CEF High Income ETF	Amplify COWS Covered Call ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify CWP Growth & Income ETF	Amplify CWP International Enhanced Dividend Income ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$40,627,391	$100,740	$61,384,077	$1,923,563	$8,524,840
Less: dividend withholding taxes	—	—	(106,353)	—	(657,522)
Dividend income from affiliated securities	—	2,816	4,962,660	255,583	290,330
Less: issuance fees	—	—	—	—	(162,345)
Interest income	1,063	—	—	—	—
Securities lending income	233,594	—	30,374	18	203,581
Total investment income	40,862,048	103,556	66,270,758	2,179,164	8,198,884
EXPENSES:
Investment advisory fee (See Note 3)	1,659,121	43,100	16,255,021	1,408,865	2,310,294
Total expenses	1,659,121	43,100	16,255,021	1,408,865	2,310,294
Expense reimbursement by Adviser (See Note 3)	—	(199)	(253,807)	(12,276)	(13,952)
Net expenses	1,659,121	42,901	16,001,214	1,396,589	2,296,342
NET INVESTMENT INCOME	39,202,927	60,655	50,269,544	782,575	5,902,542
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	6,371,719	470,122	261,235,954	(15,910,330)	(6,047,595)
Investments in affiliated securities	—	5,320	2,086	524	360
Written options expired or closed	—	266,335	24,110,443	22,626,814	5,586,452
Other investments	—	—	—	—	130,024
Distributions received from other investment companies	361,769	—	—	—	—
Net realized gain (loss)	6,733,488	741,777	285,348,483	6,717,008	(330,759)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(51,653,567)	(620,913)	(77,148,284)	(32,100,122)	50,559,822
Investments in affiliated securities	—	(9,311)	(192,131)	(27,099)	(29,982)
Written options	—	21,199	4,784,589	(549,521)	88,789
Net change in unrealized appreciation (depreciation)	(51,653,567)	(609,025)	(72,555,826)	(32,676,742)	50,618,629
Net realized and unrealized gain (loss)	(44,920,079)	132,752	212,792,657	(25,959,734)	50,287,870
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,717,152)	$193,407	$263,062,201	$(25,177,159)	$56,190,412

The accompanying notes are an integral part of these financial statements.

82

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	Amplify Cybersecurity ETF	Amplify Digital Payments ETF	Amplify Energy & Natural Resources Covered Call ETF	Amplify Ethereum 3% Monthly Option Income ETF (Consolidated)(a)	Amplify Ethereum Max Income Covered Call ETF(a)
INVESTMENT INCOME:
Dividend income	$7,324,229	$714,144	$373,063	$16,747	$26,443
Less: dividend withholding taxes	(198,515)	(997)	(13,419)	—	—
Less: issuance fees	—	—	(830)	—	—
Interest income	17	—	—	19,678	21,426
Securities lending income	25,145	45,683	8,324	—	—
Total investment income	7,150,876	758,830	367,138	36,425	47,869
EXPENSES:
Investment advisory fee (See Note 3)	6,334,015	791,401	46,503	8,273	9,237
Interest expense	—	—	—	2,477	1,316
Total expenses	6,334,015	791,401	46,503	10,750	10,553
NET INVESTMENT INCOME/(LOSS)	816,861	(32,571)	320,635	25,675	37,316
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	123,612,958	(10,958,847)	17,360	(326,051)	(337,315)
Written options expired or closed	—	—	(613,555)	(944,703)	(1,377,093)
Foreign currency translation	(228,995)	(15,256)	—	—	—
Net realized gain (loss)	123,383,963	(10,974,103)	(596,195)	(1,270,754)	(1,714,408)
Net change in unrealized appreciation (depreciation) on:
Investments	(431,373,550)	(46,340,532)	5,916,797	(232,242)	149,686
Written options	—	—	(66,423)	132,321	247,839
Foreign currency translation	3,636	(910)	—	—	—
Net change in unrealized appreciation (depreciation)	(431,369,914)	(46,341,442)	5,850,374	(99,921)	397,525
Net realized and unrealized gain (loss)	(307,985,951)	(57,315,545)	5,254,179	(1,370,675)	(1,316,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (307,169,090)	$(57,348,116)	$5,574,814	$(1,345,000)	$(1,279,567)

(a)	Inception date of the Fund was October 8, 2025.
The accompanying notes are an integral part of these financial statements.

83

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	Amplify Etho Climate Leadership U.S. ETF	Amplify HACK Cybersecurity Covered Call ETF(a)	Amplify Junior Silver Miners ETF	Amplify Lithium & Battery Technology ETF	Amplify Municipal CEF High Income ETF(b)
INVESTMENT INCOME:
Dividend income	$915,939	$1,322	$4,082,085	$523,228	$2,345
Less: dividend withholding taxes	—	—	(428,869)	(17,907)	—
Less: issuance fees	—	—	—	(3,539)	—
Securities lending income	13,270	—	177,162	83,791	—
Other income	—	—	(277)	—	—
Total investment income	929,209	1,322	3,830,101	585,573	2,345
EXPENSES:
Investment advisory fee (See Note 3)	356,968	2,146	13,723,017	294,842	113
Interest expense	—	188	—	—	—
Total expenses	356,968	2,334	13,723,017	294,842	113
NET INVESTMENT INCOME/(LOSS)	572,241	(1,012)	(9,892,916)	290,731	2,232
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,123,849	(4,645)	701,596,268	4,247,747	—
Taxes withheld	—	—	(1,581)	—	—
Written options expired or closed	—	(29,939)	—	—	—
Foreign currency translation	—	—	(338,978)	(56,875)	—
Net realized gain (loss)	3,123,849	(34,584)	701,255,709	4,190,872	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,632,735	(91,562)	129,245,821	8,867,691	(12,820)
Written options	—	24,528	—	—	—
Foreign currency translation	—	—	(4,040)	(2,017)	—
Net change in unrealized appreciation (depreciation)	3,632,735	(67,034)	129,241,781	8,865,674	(12,820)
Net realized and unrealized gain (loss)	6,756,584	(101,618)	830,497,490	13,056,546	(12,820)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,328,825	$(102,630)	$820,604,574	$13,347,277	$(10,588)

(a)	Inception date of the Fund was January 20, 2026.
(b)	Inception date of the Fund was March 9, 2026.
The accompanying notes are an integral part of these financial statements.

84

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	Amplify Online Retail ETF	Amplify Samsung SOFR ETF	Amplify Samsung U.S. Natural Gas Infrastructure ETF	Amplify Seymour Cannabis ETF	Amplify SILJ Junior Silver Miners Covered Call ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$433,504	$576	$51,082	$323,423	$47,686
Less: issuance fees	(1,463)	—	—	—	—
Less: dividend withholding taxes	(8,243)	—	(2,177)	—	(3,021)
Dividend income from affiliated securities	—	—	—	—	96,069
Interest income	—	7,093,473	—	1,540,547	30,893
Securities lending income	73,705	—	728	10,489	1,978
Total investment income	497,503	7,094,049	49,633	1,874,459	173,605
EXPENSES:
Investment advisory fee (See Note 3)	457,061	362,179	13,978	307,029	84,761
Shareholder service costs	—	—	—	6,522	—
Fund administration and accounting fees	—	—	—	23,988	—
Transfer agent fees	—	—	—	6,405	—
Compliance fees	—	—	—	7,432	—
Custodian fees	—	—	—	3,469	—
Legal fees	—	—	—	11,961	—
Audit fees	—	—	—	8,918	—
Reports to shareholders	—	—	—	13,253	—
Interest expense	—	—	—	—	4,091
Trustees’ fees	—	—	—	8,153	—
Federal and state registration fees	—	—	—	1,925	—
Affiliated expenses	—	—	—	7,462	—
Other expenses and fees	—	—	—	10,272	—
Total expenses	457,061	362,179	13,978	416,789	88,852
Expense reimbursement by Adviser (See Note 3)	—	—	—	(62,525)	(18,624)
Net expenses	457,061	362,179	13,978	354,264	70,228
NET INVESTMENT INCOME	40,442	6,731,870	35,655	1,520,195	103,377
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(5,204,197)	—	(3,594)	648,524	514,297
Investments in affiliated securities	—	—	—	—	(315,815)
Written options expired or closed	—	—	—	—	195,129
Swap contracts	—	—	—	(10,565,872)	—
Foreign currency translation	(8,585)	—	—	(1,511)	—
Net realized gain (loss)	(5,212,782)	—	(3,594)	(9,918,859)	393,611
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(22,334,762)	—	941,836	(5,781,022)	1,025,798
Investments in affiliated securities	—	—	—	—	571,274
Written options	—	—	—	—	648,846
Swap contracts	—	—	—	(12,563,891)	—
Foreign currency translation	(172)	—	—	(78)	—
Net change in unrealized appreciation (depreciation)	(22,334,934)	—	941,836	(18,344,991)	2,245,918
Net realized and unrealized gain (loss)	(27,547,716)	0	938,242	(28,263,850)	2,639,529
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (27,507,274)	$6,731,870	$973,897	$(26,743,655)	$2,742,906

The accompanying notes are an integral part of these financial statements.

85

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	Amplify Small-Mid Cap Equity ETF	Amplify Solana 3% Monthly Option Income ETF (Consolidated)(a)	Amplify Stablecoin Technology ETF (Consolidated)(b)	Amplify TLT U.S. Treasury 12% Option Income ETF	Amplify Tokenization Technology ETF (Consolidated)(b)
INVESTMENT INCOME:
Dividend income	$6,467	$5,488	$1,795	$345,676	$2,331
Less: dividend withholding taxes	—	—	(180)	—	(98)
Less: issuance fees	—	—	(15)	—	—
Interest income	—	7,000	—	170,991	—
Securities lending income	4	—	5	—	—
Total investment income	6,471	12,488	1,605	516,667	2,233
EXPENSES:
Investment advisory fee (See Note 3)	3,487	2,566	1,574	35,751	1,280
Interest expense	—	3,444	—	—	—
Total expenses	3,487	6,010	1,574	35,751	1,280
NET INVESTMENT INCOME	2,984	6,478	31	480,916	953
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	68,191	(227,289)	(82,428)	(60,743)	(8,156)
Written options expired or closed	—	(286,074)	—	413,343	—
Foreign currency translation	—	—	15	—	(46)
Net realized gain (loss)	68,191	(513,363)	(82,413)	352,600	(8,202)
Net change in unrealized appreciation (depreciation) on:
Investments	(61,923)	(170,875)	(88,542)	(957,726)	(98,333)
Written options	—	42,311	—	(26,935)	—
Foreign currency translation	—	—	(16)	—	—
Net change in unrealized appreciation (depreciation)	(61,923)	(128,564)	(88,558)	(984,661)	(98,333)
Net realized and unrealized gain (loss)	6,268	(641,927)	(170,971)	(632,061)	(106,535)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,252	$(635,449)	$(170,940)	$(151,145)	$(105,582)

(a)	Inception date of the Fund was November 3, 2025.
(b)	Inception date of the Fund was December 22, 2025.
The accompanying notes are an integral part of these financial statements.

86

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	Amplify Travel Tech ETF	Amplify Video Game Leaders ETF	Amplify Weight Loss Drug & Treatment ETF	Amplify XRP 3% Monthly Option Income ETF (Consolidated)(a)
INVESTMENT INCOME:
Dividend income	$96,562	$112,476	$49,854	$32,615
Less: dividend withholding taxes	(8,802)	1,778	(4,278)	—
Less: issuance fees	—	(288)	—	—
Interest income	—	—	—	29,603
Securities lending income	486	—	135	—
Total investment income	88,246	113,966	45,711	62,218
EXPENSES:
Investment advisory fee (See Note 3)	121,382	127,652	9,960	16,525
Total expenses	121,382	127,652	9,960	16,525
NET INVESTMENT INCOME/(LOSS)	(33,136)	(13,686)	35,751	45,693
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,965,621)	2,627,784	(209)	(1,133,904)
Written options expired or closed	—	—	—	(1,246,545)
Foreign currency translation	(11,112)	2,002	(186)	—
Net realized gain (loss)	(2,976,733)	2,629,786	(395)	(2,380,449)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,152,064)	(13,324,092)	56,969	(1,268,348)
Written options	—	—	—	405,915
Foreign currency translation	(1,642)	(1,540)	(150)	—
Net change in unrealized appreciation (depreciation)	(7,153,706)	(13,325,632)	56,819	(862,433)
Net realized and unrealized gain (loss)	(10,130,439)	(10,695,846)	56,424	(3,242,882)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (10,163,575)	$(10,709,532)	$92,175	$(3,197,189)

(a)	Inception date of the Fund was November 17, 2025.
The accompanying notes are an integral part of these financial statements.

87

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Amplify AI Powered Equity ETF		Amplify Alternative Harvest ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$270,740	$505,217	$490,464	$1,338,474
Net realized gain (loss)	3,257,007	10,867,442	(6,727,565)	(95,611,154)
Net change in unrealized appreciation (depreciation)	(7,177,149)	8,496,710	(61,362,991)	75,455,057
Net increase (decrease) in net assets from operations	(3,649,402)	19,869,369	(67,600,092)	(18,817,623)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(505,217)	(34,780)	(2,995,489)	(1,672,373)
Total distributions to shareholders	(505,217)	(34,780)	(2,995,489)	(1,672,373)
CAPITAL TRANSACTIONS:
Shares sold	1,137,395	876,608	—	—
Shares redeemed	(4,424,163)	(9,990,687)	(14,482,440)	(7,961,897)
Net increase (decrease) in net assets from capital transactions	(3,286,768)	(9,114,079)	(14,482,440)	(7,961,897)
Net increase (decrease) in net assets	(7,441,387)	10,720,510	(85,078,021)	(28,451,893)
NET ASSETS:
Beginning of the period	116,760,841	106,040,331	200,809,544	229,261,437
End of the period	$ 109,319,454	$116,760,841	$115,731,523	$200,809,544
SHARES TRANSACTIONS
Shares sold	25,000	25,000	—	—
Shares redeemed	(100,000)	(250,000)	(450,000)	(350,053)
Total increase (decrease) in shares outstanding	(75,000)	(225,000)	(450,000)	(350,053)

The accompanying notes are an integral part of these financial statements.

88

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Bitcoin 2% Monthly Option Income ETF (Consolidated)		Amplify Bitcoin Max Income Covered Call ETF
	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$139,484	$94,631	$148,619	$101,987
Net realized gain (loss)	(6,282,367)	8,648	(5,820,721)	(136,841)
Net change in unrealized appreciation (depreciation)	(2,136,146)	599,429	(583,646)	542,701
Net increase (decrease) in net assets from operations	(8,279,029)	702,708	(6,255,748)	507,847
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,898,923)	(104,927)	(2,232,579)	(106,312)
From return of capital	—	(973,433)	—	(1,050,786)
Total distributions to shareholders	(1,898,923)	(1,078,360)	(2,232,579)	(1,157,098)
CAPITAL TRANSACTIONS:
Shares sold	2,645,566	20,989,687	4,465,188	20,362,284
Shares redeemed	(1,726,886)	—	(1,395,621)	(3,438,464)
Net increase (decrease) in net assets from capital transactions	918,680	20,989,687	3,069,567	16,923,820
Net increase (decrease) in net assets	(9,259,272)	20,614,035	(5,418,760)	16,274,569
NET ASSETS:
Beginning of the period	20,614,035	—	16,274,569	—
End of the period	$11,354,763	$20,614,035	$10,855,809	$16,274,569
SHARES TRANSACTIONS
Shares sold	60,000	370,000	120,000	360,000
Shares redeemed	(50,000)	—	(30,000)	(60,000)
Total increase (decrease) in shares outstanding	10,000	370,000	90,000	300,000

(a)	Inception date of the Fund was April 28, 2025.
The accompanying notes are an integral part of these financial statements.

89

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify BlackSwan Growth & Treasury Core ETF		Amplify BlackSwan ISWN ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$5,461,332	$7,734,858	$503,924	$1,003,354
Net realized gain (loss)	6,111,669	22,642,892	1,638,882	778,065
Net change in unrealized appreciation (depreciation)	(20,639,385)	(9,413,392)	(1,117,748)	(357,920)
Net increase (decrease) in net assets from operations	(9,066,384)	20,964,358	1,025,058	1,423,499
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,461,100)	(7,734,956)	(503,904)	(1,003,363)
Total distributions to shareholders	(5,461,100)	(7,734,956)	(503,904)	(1,003,363)
CAPITAL TRANSACTIONS:
Shares sold	110,841,982	6,615,320	549,605	1,500,645
Shares redeemed	(7,132,425)	(44,150,576)	(562,547)	(6,601,873)
Net increase (decrease) in net assets from capital transactions	103,709,557	(37,535,256)	(12,942)	(5,101,228)
Net increase (decrease) in net assets	89,182,073	(24,305,854)	508,212	(4,681,092)
NET ASSETS:
Beginning of the period	266,610,217	290,916,071	33,305,329	37,986,421
End of the period	$ 355,792,290	$266,610,217	$33,813,541	$33,305,329
SHARES TRANSACTIONS
Shares sold	3,420,000	220,000	25,000	75,000
Shares redeemed	(220,000)	(1,500,000)	(25,000)	(350,000)
Total increase (decrease) in shares outstanding	3,200,000	(1,280,000)	—	(275,000)

The accompanying notes are an integral part of these financial statements.

90

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Blockchain Technology ETF (Consolidated)		Amplify Bloomberg AI Value Chain ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$518,072	$7,677,963	$1,824	$75,275
Net realized gain (loss)	101,928,542	157,243,307	3,688,983	2,196,576
Net change in unrealized appreciation (depreciation)	(435,264,557)	432,608,662	(1,230,261)	5,557,045
Net increase (decrease) in net assets from operations	(332,817,943)	597,529,932	2,460,546	7,828,896
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,906,687)	(49,345,165)	(58,006)	(46,500)
Total distributions to shareholders	(7,906,687)	(49,345,165)	(58,006)	(46,500)
CAPITAL TRANSACTIONS:
Shares sold	108,883,595	407,175,800	3,531,120	4,884,020
Shares redeemed	(285,271,465)	(198,461,775)	(3,564,725)	(7,412,160)
ETF transaction fees (See Note 1)	3,370	3,040	807	3,241
Net increase (decrease) in net assets from capital transactions	(176,384,500)	208,717,065	(32,798)	(2,524,899)
Net increase (decrease) in net assets	(517,109,130)	756,901,832	2,369,742	5,257,497
NET ASSETS:
Beginning of the period	1,442,299,109	685,397,277	31,738,220	26,480,723
End of the period	$925,189,979	$1,442,299,109	$34,107,962	$31,738,220
SHARES TRANSACTIONS
Shares sold	1,750,000	7,400,000	50,000	100,000
Shares redeemed	(4,650,000)	(4,150,000)	(50,000)	(150,000)
Total increase (decrease) in shares outstanding	(2,900,000)	3,250,000	—	(50,000)

The accompanying notes are an integral part of these financial statements.

91

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify BlueStar Israel Technology ETF		Amplify Cash Flow Dividend Leaders ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(124,930)	$(230,937)	$196,319	$507,367
Net realized gain (loss)	6,705,148	(960,675)	1,314,013	1,344,819
Net change in unrealized appreciation (depreciation)	(7,410,479)	19,700,341	(701,209)	256,030
Net increase (decrease) in net assets from operations	(830,261)	18,508,729	809,123	2,108,216
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(860,716)	(10,561)	(196,309)	(507,389)
Total distributions to shareholders	(860,716)	(10,561)	(196,309)	(507,389)
CAPITAL TRANSACTIONS:
Shares sold	14,290,370	18,472,625	15,138,775	24,982,385
Shares redeemed	(8,616,625)	(22,891,130)	(8,357,173)	(21,720,173)
ETF transaction fees (See Note 1)	—	6	—	—
Net increase (decrease) in net assets from capital transactions	5,673,745	(4,418,499)	6,781,602	3,262,212
Net increase (decrease) in net assets	3,982,768	14,079,669	7,394,416	4,863,039
NET ASSETS:
Beginning of the period	102,738,173	88,658,504	22,975,152	18,112,113
End of the period	$ 106,720,941	$102,738,173	$30,369,568	$22,975,152
SHARES TRANSACTIONS
Shares sold	250,000	350,000	450,000	830,000
Shares redeemed	(150,000)	(450,000)	(250,000)	(720,000)
Total increase (decrease) in shares outstanding	100,000	(100,000)	200,000	110,000

The accompanying notes are an integral part of these financial statements.

92

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify CEF High Income ETF		Amplify COWS Covered Call ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$39,202,927	$27,923,837	$60,655	$149,392
Net realized gain (loss)	6,733,488	7,091,684	741,777	(10,978)
Net change in unrealized appreciation (depreciation)	(51,653,567)	10,763,628	(609,025)	83,940
Net increase (decrease) in net assets from operations	(5,717,152)	45,779,149	193,407	222,354
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(41,826,000)	(31,706,887)	(805,136)	(12,952)
From return of capital	—	(37,293,113)	—	(1,009,374)
Total distributions to shareholders	(41,826,000)	(69,000,000)	(805,136)	(1,022,326)
CAPITAL TRANSACTIONS:
Shares sold	144,393,555	141,274,915	3,606,744	16,522,614
Shares redeemed	(53,344,245)	(27,958,740)	(1,445,604)	(4,305,549)
ETF transaction fees (See Note 1)	1,650	840	—	—
Net increase (decrease) in net assets from capital transactions	91,050,960	113,317,015	2,161,140	12,217,065
Net increase (decrease) in net assets	43,507,808	90,096,164	1,549,411	11,417,093
NET ASSETS:
Beginning of the period	619,088,793	528,992,629	12,968,948	1,551,855
End of the period	$ 662,596,601	$619,088,793	$14,518,359	$12,968,948
SHARES TRANSACTIONS
Shares sold	12,400,000	12,000,000	150,000	660,000
Shares redeemed	(4,650,000)	(2,500,000)	(60,000)	(180,000)
Total increase (decrease) in shares outstanding	7,750,000	9,500,000	90,000	480,000

The accompanying notes are an integral part of these financial statements.

93

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify CWP Enhanced Dividend Income ETF		Amplify CWP Growth & Income ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$50,269,544	$74,273,538	$782,575	$241,286
Net realized gain (loss)	285,348,483	185,936,648	6,717,008	(1,378,269)
Net change in unrealized appreciation (depreciation)	(72,555,826)	323,513,460	(32,676,742)	22,412,720
Net increase (decrease) in net assets from operations	263,062,201	583,723,646	(25,177,159)	21,275,737
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(249,494,399)	(205,735,955)	(28,548,675)	(241,397)
From return of capital	—	—	—	(8,809,436)
Total distributions to shareholders	(249,494,399)	(205,735,955)	(28,548,675)	(9,050,833)
CAPITAL TRANSACTIONS:
Shares sold	1,472,453,310	1,394,742,020	332,072,648	317,875,217
Shares redeemed	(106,907,760)	(139,549,545)	(16,727,045)	(17,029,980)
ETF transaction fees (See Note 1)	1	—	—	—
Net increase (decrease) in net assets from capital transactions	1,365,545,551	1,255,192,475	315,345,603	300,845,237
Net increase (decrease) in net assets	1,379,113,353	1,633,180,166	261,619,769	313,070,141
NET ASSETS:
Beginning of the period	5,246,165,843	3,612,985,677	323,225,092	10,154,951
End of the period	$ 6,625,279,196	$5,246,165,843	$584,844,861	$323,225,092
SHARES TRANSACTIONS
Shares sold	32,400,000	33,350,000	11,400,000	11,350,000
Shares redeemed	(2,350,000)	(3,350,000)	(575,000)	(600,000)
Total increase (decrease) in shares outstanding	30,050,000	30,000,000	10,825,000	10,750,000

The accompanying notes are an integral part of these financial statements.

94

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify CWP International Enhanced Dividend Income ETF		Amplify Cybersecurity ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$5,902,542	$4,318,389	$816,861	$1,736,106
Net realized gain (loss)	(330,759)	5,813,612	123,383,963	104,984,918
Net change in unrealized appreciation (depreciation)	50,618,629	61,267,252	(431,369,914)	363,450,681
Net increase (decrease) in net assets from operations	56,190,412	71,399,253	(307,169,090)	470,171,705
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(23,334,680)	(7,636,170)	(1,562,017)	(1,382,715)
From return of capital	—	(7,089,912)	—	—
Total distributions to shareholders	(23,334,680)	(14,726,082)	(1,562,017)	(1,382,715)
CAPITAL TRANSACTIONS:
Shares sold	556,417,315	255,762,900	222,994,470	398,029,170
Shares redeemed	(7,775,997)	(6,580,100)	(355,731,815)	(290,669,875)
ETF transaction fees (See Note 1)	—	—	—	394
Net increase (decrease) in net assets from capital transactions	548,641,318	249,182,800	(132,737,345)	107,359,689
Net increase (decrease) in net assets	581,497,050	305,855,971	(441,468,452)	576,148,679
NET ASSETS:
Beginning of the period	444,991,186	139,135,215	2,322,555,417	1,746,406,738
End of the period	$ 1,026,488,236	$444,991,186	$1,881,086,965	$2,322,555,417
SHARES TRANSACTIONS
Shares sold	13,675,000	7,625,000	2,750,000	4,950,000
Shares redeemed	(200,000)	(200,000)	(4,400,000)	(3,750,000)
Total increase (decrease) in shares outstanding	13,475,000	7,425,000	(1,650,000)	1,200,000

The accompanying notes are an integral part of these financial statements.

95

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Digital Payments ETF		Amplify Energy & Natural Resources Covered Call ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(32,571)	$(364,619)	$320,635	$557,297
Net realized gain (loss)	(10,974,103)	10,034,652	(596,195)	1,390,449
Net change in unrealized appreciation (depreciation)	(46,341,442)	20,653,098	5,850,374	(1,349,550)
Net increase (decrease) in net assets from operations	(57,348,116)	30,323,131	5,574,814	598,196
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,725,388)	(2,433,538)	(661,056)	(409,697)
From return of capital	—	—	—	(369,430)
Total distributions to shareholders	(1,725,388)	(2,433,538)	(661,056)	(779,127)
CAPITAL TRANSACTIONS:
Shares sold	4,746,160	5,625,710	13,532,120	12,985,343
Shares redeemed	(43,903,615)	(71,479,655)	(2,260,593)	(16,371,685)
ETF transaction fees (See Note 1)	2,499	800	—	—
Net increase (decrease) in net assets from capital transactions	(39,154,956)	(65,853,145)	11,271,527	(3,386,342)
Net increase (decrease) in net assets	(98,228,460)	(37,963,552)	16,185,285	(3,567,273)
NET ASSETS:
Beginning of the period	260,362,501	298,326,053	10,726,247	14,293,520
End of the period	$ 162,134,041	$260,362,501	$26,911,532	$10,726,247
SHARES TRANSACTIONS
Shares sold	100,000	100,000	450,000	450,000
Shares redeemed	(850,000)	(1,250,000)	(75,000)	(575,000)
Total increase (decrease) in shares outstanding	(750,000)	(1,150,000)	375,000	(125,000)

The accompanying notes are an integral part of these financial statements.

96

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Ethereum 3% Monthly Option Income ETF (Consolidated)	Amplify Ethereum Max Income Covered Call ETF	Amplify Etho Climate Leadership U.S. ETF
	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$25,675	$37,316	$572,241	$1,459,529
Net realized gain (loss)	(1,270,754)	(1,714,408)	3,123,849	1,195,576
Net change in unrealized appreciation (depreciation)	(99,921)	397,525	3,632,735	6,152,310
Net increase (decrease) in net assets from operations	(1,345,000)	(1,279,567)	7,328,825	8,807,415
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(383,244)	(679,003)	(1,313,540)	(445,673)
Total distributions to shareholders	(383,244)	(679,003)	(1,313,540)	(445,673)
CAPITAL TRANSACTIONS:
Shares sold	4,341,812	5,537,674	3,428,440	2,944,780
Shares redeemed	—	—	(10,070,320)	(44,060,830)
Net increase (decrease) in net assets from capital transactions	4,341,812	5,537,674	(6,641,880)	(41,116,050)
Net increase (decrease) in net assets	2,613,568	3,579,104	(626,595)	(32,754,308)
NET ASSETS:
Beginning of the period	—	—	156,025,095	188,779,403
End of the period	$2,613,568	$3,579,104	$155,398,500	$156,025,095
SHARES TRANSACTIONS
Shares sold	240,000	340,000	50,000	50,000
Shares redeemed	—	—	(150,000)	(750,000)
Total increase (decrease) in shares outstanding	240,000	340,000	(100,000)	(700,000)

(a)	Inception date of the Fund was October 8, 2025.
The accompanying notes are an integral part of these financial statements.

97

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify HACK Cybersecurity Covered Call ETF	Amplify Junior Silver Miners ETF
	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(1,012)	$(9,892,916)	$696,024
Net realized gain (loss)	(34,584)	701,255,709	194,329,836
Net change in unrealized appreciation (depreciation)	(67,034)	129,241,781	940,248,197
Net increase (decrease) in net assets from operations	(102,630)	820,604,574	1,135,274,057
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(50,707)	(76,881,997)	(60,317,682)
Total distributions to shareholders	(50,707)	(76,881,997)	(60,317,682)
CAPITAL TRANSACTIONS:
Shares sold	2,938,309	1,572,753,580	1,168,112,120
Shares redeemed	(943,724)	(939,976,815)	(635,772,730)
ETF transaction fees (See Note 1)	—	23,418	26,892
Net increase (decrease) in net assets from capital transactions	1,994,585	632,800,183	532,366,282
Net increase (decrease) in net assets	1,841,248	1,376,522,760	1,607,322,657
NET ASSETS:
Beginning of the period	—	2,651,343,779	1,044,021,122
End of the period	$ 1,841,248	$4,027,866,539	$2,651,343,779
SHARES TRANSACTIONS
Shares sold	120,000	52,250,000	80,900,000
Shares redeemed	(40,000)	(31,100,000)	(47,300,000)
Total increase (decrease) in shares outstanding	80,000	21,150,000	33,600,000

(a)	Inception date of the Fund was January 20, 2026.
The accompanying notes are an integral part of these financial statements.

98

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Lithium & Battery Technology ETF		Amplify Municipal CEF High Income ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$290,731	$1,027,619	$2,232
Net realized gain (loss)	4,190,872	(12,091,542)	—
Net change in unrealized appreciation (depreciation)	8,865,674	31,275,316	(12,820)
Net increase (decrease) in net assets from operations	13,347,277	20,211,393	(10,588)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,775,906)	(2,077,324)	—
Total distributions to shareholders	(1,775,906)	(2,077,324)	—
CAPITAL TRANSACTIONS:
Shares sold	27,838,235	1,344,255	398,800
Shares redeemed	(9,742,030)	(19,428,630)	—
ETF transaction fees (See Note 1)	8,851	9,507	—
Net increase (decrease) in net assets from capital transactions	18,105,056	(18,074,868)	398,800
Net increase (decrease) in net assets	29,676,427	59,201	388,212
NET ASSETS:
Beginning of the period	78,626,934	78,567,733	—
End of the period	$ 108,303,361	$78,626,934	$388,212
SHARES TRANSACTIONS
Shares sold	2,000,000	150,000	20,000
Shares redeemed	(700,000)	(2,100,000)	—
Total increase (decrease) in shares outstanding	1,300,000	(1,950,000)	20,000

(a)	Inception date of the Fund was March 9, 2026.
The accompanying notes are an integral part of these financial statements.

99

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Online Retail ETF		Amplify Samsung SOFR ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$40,442	$141,519	$6,731,870	$11,042,808
Net realized gain (loss)	(5,212,782)	(1,078,707)	—	—
Net change in unrealized appreciation (depreciation)	(22,334,934)	34,451,491	—	—
Net increase (decrease) in net assets from operations	(27,507,274)	33,514,303	6,731,870	11,042,808
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(153,749)	—	(7,090,725)	(11,042,808)
From return of capital	—	—	—	(231,826)
Total distributions to shareholders	(153,749)	—	(7,090,725)	(11,274,634)
CAPITAL TRANSACTIONS:
Shares sold	—	22,801,785	138,359,590	132,330,395
Shares redeemed	(23,632,300)	(54,997,435)	—	(99,253,836)
ETF transaction fees (See Note 1)	1,639	3,238	27,672	46,317
Net increase (decrease) in net assets from capital transactions	(23,630,661)	(32,192,412)	138,387,262	33,122,876
Net increase (decrease) in net assets	(51,291,684)	1,321,891	138,028,407	32,891,050
NET ASSETS:
Beginning of the period	160,345,898	159,024,007	275,350,816	242,459,766
End of the period	$ 109,054,214	$160,345,898	$413,379,223	$275,350,816
SHARES TRANSACTIONS
Shares sold	—	350,000	1,380,000	1,320,000
Shares redeemed	(350,000)	(850,000)	—	(990,000)
Total increase (decrease) in shares outstanding	(350,000)	(500,000)	1,380,000	330,000

The accompanying notes are an integral part of these financial statements.

100

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Samsung U.S. Natural Gas Infrastructure ETF		Amplify Seymour Cannabis ETF
	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$35,655	$26,864	$1,520,195	$1,512,305
Net realized gain (loss)	(3,594)	31,130	(9,918,859)	(49,877,987)
Net change in unrealized appreciation (depreciation)	941,836	394,527	(18,344,991)	66,657,568
Net increase (decrease) in net assets from operations	973,897	452,521	(26,743,655)	18,291,886
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(35,605)	(26,864)	—	(5,578,775)
From return of capital	—	(591)	—	—
Total distributions to shareholders	(35,605)	(27,455)	—	(5,578,775)
CAPITAL TRANSACTIONS:
Shares sold	814,965	4,757,419	2,080,040	80,533,230
Shares redeemed	—	(1,277,420)	(16,308,795)	(7,757,016)
ETF transaction fees (See Note 1)	—	—	—	1,963
Net increase (decrease) in net assets from capital transactions	814,965	3,479,999	(14,228,755)	72,778,177
Net increase (decrease) in net assets	1,753,257	3,905,065	(40,972,410)	85,491,288
NET ASSETS:
Beginning of the period	3,905,065	—	113,469,249	27,977,961
End of the period	$ 5,658,322	$3,905,065	$72,496,839	$113,469,249
SHARES TRANSACTIONS
Shares sold	30,000	190,000	100,000	3,766,667
Shares redeemed	—	(50,000)	(650,000)	(450,033)
Total increase (decrease) in shares outstanding	30,000	140,000	(550,000)	3,316,634

(a)	Inception date of the Fund was May 19, 2025.
The accompanying notes are an integral part of these financial statements.

101

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify SILJ Junior Silver Miners Covered Call ETF		Amplify Small-Mid Cap Equity ETF
	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$103,377	$1,258	$2,984	$4,861
Net realized gain (loss)	393,611	46,839	68,191	(26,369)
Net change in unrealized appreciation (depreciation)	2,245,918	662,185	(61,923)	35,360
Net increase (decrease) in net assets from operations	2,742,906	710,282	9,252	13,852
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,698,328)	(22,183)	(2,982)	(4,861)
From return of capital	—	(135,009)	—	(1,164)
Total distributions to shareholders	(2,698,328)	(157,192)	(2,982)	(6,025)
CAPITAL TRANSACTIONS:
Shares sold	27,683,382	8,985,623	627,515	1,240,500
Shares redeemed	(706,490)	(1,467,930)	(658,270)	—
ETF transaction fees (See Note 1)	22,865	—	—	—
Net increase (decrease) in net assets from capital transactions	26,999,757	7,517,693	(30,755)	1,240,500
Net increase (decrease) in net assets	27,044,335	8,070,783	(24,485)	1,248,327
NET ASSETS:
Beginning of the period	8,070,783	—	1,248,327	—
End of the period	$35,115,118	$8,070,783	$1,223,842	$1,248,327
SHARES TRANSACTIONS
Shares sold	800,000	325,000	25,000	50,000
Shares redeemed	(25,000)	(50,000)	(25,000)	—
Total increase (decrease) in shares outstanding	775,000	275,000	—	50,000

(a)	Inception date of the Fund was August 18, 2025.
(b)	Inception date of the Fund was October 22, 2024.
The accompanying notes are an integral part of these financial statements.

102

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Solana 3% Monthly Option Income ETF (Consolidated)	Amplify Stablecoin Technology ETF (Consolidated)	Amplify TLT U.S. Treasury 12% Option Income ETF
	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(b) (Unaudited)	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(c)
OPERATIONS:
Net investment income (loss)	$6,478	$31	$480,916	$333,100
Net realized gain (loss)	(513,363)	(82,413)	352,600	(156,906)
Net change in unrealized appreciation (depreciation)	(128,564)	(88,558)	(984,661)	10,873
Net increase (decrease) in net assets from operations	(635,449)	(170,940)	(151,145)	187,067
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(129,504)	—	(1,605,411)	(466,496)
From return of capital	—	—	—	(568,448)
Total distributions to shareholders	(129,504)	—	(1,605,411)	(1,034,944)
CAPITAL TRANSACTIONS:
Shares sold	2,068,758	1,375,734	20,627,901	13,279,385
Shares redeemed	—	—	(1,305,441)	(903,840)
ETF transaction fees (See Note 1)	—	85	501	428
Net increase (decrease) in net assets from capital transactions	2,068,758	1,375,819	19,322,961	12,375,973
Net increase (decrease) in net assets	1,303,805	1,204,879	17,566,405	11,528,096
NET ASSETS:
Beginning of the period	—	—	11,528,096	—
End of the period	$ 1,303,805	$1,204,879	$29,094,501	$11,528,096
SHARES TRANSACTIONS
Shares sold	120,000	60,000	910,000	550,000
Shares redeemed	—	—	(60,000)	(40,000)
Total increase (decrease) in shares outstanding	120,000	60,000	850,000	510,000

(a)	Inception date of the Fund was November 3, 2025.
(b)	Inception date of the Fund was December 22, 2025.
(c)	Inception date of the Fund was October 28, 2024.
The accompanying notes are an integral part of these financial statements.

103

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Tokenization Technology ETF (Consolidated)	Amplify Travel Tech ETF
	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$953	$(33,136)	$(79,079)
Net realized gain (loss)	(8,202)	(2,976,733)	(5,945,297)
Net change in unrealized appreciation (depreciation)	(98,333)	(7,153,706)	10,595,553
Net increase (decrease) in net assets from operations	(105,582)	(10,163,575)	4,571,177
CAPITAL TRANSACTIONS:
Shares sold	759,841	4,220,160	—
Shares redeemed	—	(11,361,645)	(28,840,105)
ETF transaction fees (See Note 1)	107	1,972	13,545
Net increase (decrease) in net assets from capital transactions	759,948	(7,139,513)	(28,826,560)
Net increase (decrease) in net assets	654,366	(17,303,088)	(24,255,383)
NET ASSETS:
Beginning of the period	—	41,297,667	65,553,050
End of the period	$654,366	$23,994,579	$41,297,667
SHARES TRANSACTIONS
Shares sold	30,000	200,000	—
Shares redeemed	—	(550,000)	(1,350,000)
Total increase (decrease) in shares outstanding	30,000	(350,000)	(1,350,000)

(a)	Inception date of the Fund was December 22, 2025.
The accompanying notes are an integral part of these financial statements.

104

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Video Game Leaders ETF		Amplify Weight Loss Drug & Treatment ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(13,686)	$297,922	$35,751	$43,571
Net realized gain (loss)	2,629,786	4,487,775	(395)	(237,179)
Net change in unrealized appreciation (depreciation)	(13,325,632)	11,179,374	56,819	(419,870)
Net increase (decrease) in net assets from operations	(10,709,532)	15,965,071	92,175	(613,478)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(221,351)	(227,895)	(45,449)	(39,582)
Total distributions to shareholders	(221,351)	(227,895)	(45,449)	(39,582)
CAPITAL TRANSACTIONS:
Shares sold	—	1,832,783	1,545,250	1,108,090
Shares redeemed	(4,777,672)	(7,223,960)	(492,534)	(2,218,395)
ETF transaction fees (See Note 1)	1,443	1,382	359	327
Net increase (decrease) in net assets from capital transactions	(4,776,229)	(5,389,795)	1,053,075	(1,109,978)
Net increase (decrease) in net assets	(15,707,112)	10,347,381	1,099,801	(1,763,038)
NET ASSETS:
Beginning of the period	50,599,128	40,251,747	3,051,196	4,814,234
End of the period	$34,892,016	$50,599,128	$4,150,997	$3,051,196
SHARES TRANSACTIONS
Shares sold	—	20,000	60,000	50,000
Shares redeemed	(50,000)	(100,000)	(20,000)	(100,000)
Total increase (decrease) in shares outstanding	(50,000)	(80,000)	40,000	(50,000)

The accompanying notes are an integral part of these financial statements.

105

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

Amplify XRP 3% Monthly Option Income ETF (Consolidated)
Period Ended March 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$45,693
Net realized gain (loss)	(2,380,449)
Net change in unrealized appreciation (depreciation)	(862,433)
Net increase (decrease) in net assets from operations	(3,197,189)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(850,953)
Total distributions to shareholders	(850,953)
CAPITAL TRANSACTIONS:
Shares sold	12,841,301
Net increase (decrease) in net assets from capital transactions	12,841,301
Net increase (decrease) in net assets	8,793,159
NET ASSETS:
Beginning of the period	—
End of the period	$8,793,159
SHARES TRANSACTIONS
Shares sold	630,000
Total increase (decrease) in shares outstanding	630,000

(a)	Inception date of the Fund was November 17, 2025.
The accompanying notes are an integral part of these financial statements.

106

AMPLIFY AI POWERED EQUITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$44.91	$37.54	$29.77	$28.92	$41.12	$30.72
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	0.19	0.25	0.35	0.09	(0.03)
Net realized and unrealized gain (loss) on investments(b)	(1.53)	7.19	7.78	0.87	(11.57)	10.47
Total from investment operations	(1.43)	7.38	8.03	1.22	(11.48)	10.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.01)	(0.26)	(0.37)	—	(0.04)
Net realized gains	—	—	—	—	(0.72)	—
Total distributions	(0.19)	(0.01)	(0.26)	(0.37)	(0.72)	(0.04)
Net asset value, end of period	$43.29	$44.91	$37.54	$29.77	$28.92	$41.12
Total return(c)	−3.18%	19.68%	27.00%	4.20%	−28.45%	34.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$109,319	$116,761	$106,040	$101,950	$99,060	$167,562
Ratio of expenses to average net assets(d)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(d)	0.46%	0.46%	0.73%	1.17%	0.24%	(0.09)%
Portfolio turnover rate(c)(e)	312%	804%	1,159%	2,719%	1,708%	540%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

107

AMPLIFY ALTERNATIVE HARVEST ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$37.07	$39.72	$43.68	$55.44	$172.80	$124.44
INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.24	3.00	1.44	2.16	3.12
Net realized and unrealized gain (loss) on investments(b)	(13.28)	(2.87)	(2.88)	(11.76)	(117.36)	48.12
Total from investment operations	(13.18)	(2.63)	0.12	(10.32)	(115.20)	51.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.02)	(3.60)	(1.44)	(2.16)	(2.88)
Return of capital	—	—	(0.48)	—	—	—
Total distributions	(0.59)	(0.02)	(4.08)	(1.44)	(2.16)	(2.88)
Net asset value, end of period	$23.30	$37.07	$39.72	$43.68	$55.44	$172.80
Total return(c)	−35.90%	−5.70%	0.40%	−18.67%	−67.06%	40.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$115,732	$200,810	$229,261	$259,615	$324,730	$1,067,609
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
After expense reimbursement/ recoupment(d)(e)	0.37%	0.40%	0.39%	0.46%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(d)(e)	0.66%	0.90%	7.29%	2.89%	1.95%	1.39%
Portfolio turnover rate(c)(f)	9%	75%	45%	60%	74%	75%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

108

AMPLIFY BITCOIN 2% MONTHLY OPTION INCOME ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$55.71	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.60
Net realized and unrealized gain (loss) on investments(c)	(21.31)	10.83
Total from investment operations	(20.96)	11.43
LESS DISTRIBUTIONS FROM:
Net investment income	(2.91)	(0.56)
Return of capital	(1.96)	(5.16)
Total distributions	(4.87)	(5.72)
Net asset value, end of period	$29.88	$55.71
Total return(d)	−38.99%	23.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,355	$20,614
Ratio of expenses to average net assets(e)(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)(f)	1.77%	2.49%
Portfolio turnover rate(d)(g)	16%	3%

(a)	Inception date of the Fund was April 28, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

109

AMPLIFY BITCOIN MAX INCOME COVERED CALL ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$54.25	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.47	0.79
Net realized and unrealized gain (loss) on investments(c)	(20.08)	10.75
Total from investment operations	(19.61)	11.54
LESS DISTRIBUTIONS FROM:
Net investment income	(4.05)	(0.67)
Return of capital	(2.75)	(6.62)
Total distributions	(6.80)	(7.29)
Net asset value, end of period	$27.84	$54.25
Total return(d)	−37.88%	23.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,856	$16,275
Ratio of expenses to average net assets(e)	0.65%	0.69%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	—%	0.04%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	2.49%	3.30%
Portfolio turnover rate(d)(f)	—%	251%

(a)	Inception date of the Fund was April 28, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

110

AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$32.20	$30.43	$23.17	$24.63	$35.72	$30.87
INVESTMENT OPERATIONS:
Net investment income(a)	0.48	0.90	0.70	0.74	0.33	0.09
Net realized and unrealized gain (loss) on investments(b)	(1.21)	1.78	7.30	(1.43)	(9.41)	5.25
Total from investment operations	(0.73)	2.68	8.00	(0.69)	(9.08)	5.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	(0.91)	(0.74)	(0.77)	(0.38)	(0.07)
Net realized gains	—	—	—	—	(1.63)	(0.42)
Total distributions	(0.48)	(0.91)	(0.74)	(0.77)	(2.01)	(0.49)
ETF transaction fees per share	—	—	0.00(c)	—	—	—
Net asset value, end of period	$30.99	$32.20	$30.43	$23.17	$24.63	$35.72
Total return(d)	−2.29%	9.04%	34.80%	−2.97%	−26.77%	17.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$355,792	$266,610	$290,916	$181,683	$274,398	$911,467
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	2.96%	2.98%	2.81%	2.92%	1.08%	0.25%
Portfolio turnover rate(d)(f)	18%	43%	61%	218%	286%	194%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

111

AMPLIFY BLACKSWAN ISWN ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,		Period Ended October 31, 2021(a)
				2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$21.15	$20.53	$17.01	$17.66	$25.50	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.61	0.52	0.55	0.30	0.07
Net realized and unrealized gain (loss) on investments(c)	0.32	0.63	3.58	(0.66)	(7.77)	0.48
Total from investment operations	0.64	1.24	4.10	(0.11)	(7.47)	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.62)	(0.58)	(0.54)	(0.27)	(0.05)
Net realized gains	—	—	—	—	(0.10)	—
Total distributions	(0.32)	(0.62)	(0.58)	(0.54)	(0.37)	(0.05)
Net asset value, end of period	$21.47	$21.15	$20.53	$17.01	$17.66	$25.50
Total return(d)	3.06%	6.25%	24.31%	−0.80%	−29.51%	2.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,814	$33,305	$37,986	$37,430	$31,348	$43,353
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	2.94%	3.11%	2.95%	2.93%	1.42%	0.38%
Portfolio turnover rate(d)(f)	19%	38%	32%	195%	221%	123%

(a)	Inception date of the Fund was January 25, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

112

AMPLIFY BLOCKCHAIN TECHNOLOGY ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$67.08	$37.56	$20.58	$18.53	$55.37	$24.80
INVESTMENT OPERATIONS:
Net investment income(a)	0.03	0.41	0.36	0.38	0.41	0.24
Net realized and unrealized gain (loss) on investments(b)	(16.96)	31.70	16.96	1.67	(31.50)	30.98
Total from investment operations	(16.93)	32.11	17.32	2.05	(31.09)	31.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(2.59)	(0.34)	—	(5.75)	(0.66)
Total distributions	(0.41)	(2.59)	(0.34)	—	(5.75)	(0.66)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)	0.01
Net asset value, end of period	$49.74	$67.08	$37.56	$20.58	$18.53	$55.37
Total return(d)	−25.33%	89.20%	84.42%	11.05%	−61.76%	127.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$925,190	$1,442,299	$685,397	$427,075	$464,298	$1,495,050
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	0.70%	0.70%	0.70%	0.70%	0.70%	0.73%
After expense reimbursement/ recoupment(e)(f)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets(e)(f)	0.09%	0.83%	1.26%	1.94%	1.33%	0.50%
Portfolio turnover rate(d)(g)	40%	50%	41%	36%	39%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

113

AMPLIFY BLOOMBERG AI VALUE CHAIN ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$63.48	$48.15	$35.22	$28.66	$51.58	$42.29
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00(b)	0.15	0.01	0.01	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	4.86	15.26	12.93	6.55	(22.89)	9.45
Total from investment operations	4.86	15.41	12.94	6.56	(22.92)	9.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.09)	(0.01)	—	—	(0.13)
Total distributions	(0.12)	(0.09)	(0.01)	—	—	(0.13)
ETF transaction fees per share	0.00(b)	0.01	0.00(b)	0.00(b)	0.00(b)	—
Net asset value, end of period	$68.22	$63.48	$48.15	$35.22	$28.66	$51.58
Total return(d)	7.65%	32.09%	36.72%	22.92%	−44.44%	22.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,108	$31,738	$26,481	$24,656	$22,925	$54,155
Ratio of expenses to average net assets(e)(f)	0.59%	0.60%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)(f)	0.01%	0.29%	0.02%	0.02%	(0.09)%	(0.06)%
Portfolio turnover rate(d)(g)	27%	129%	36%	29%	28%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

114

AMPLIFY BLUESTAR ISRAEL TECHNOLOGY ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$58.71	$47.92	$41.25	$43.94	$66.09	$55.57
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.13)	(0.06)	0.00(b)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(0.46)	10.93	6.73	(2.69)	(22.10)	10.97
Total from investment operations	(0.53)	10.80	6.67	(2.69)	(22.15)	10.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.01)	—	—	—	(0.44)
Total distributions	(0.49)	(0.01)	—	—	—	(0.44)
ETF transaction fees per share	—	0.00(b)	—	—	—	—
Net asset value, end of period	$57.69	$58.71	$47.92	$41.25	$43.94	$66.09
Total return(d)	−0.91%	22.52%	16.18%	−6.12%	−33.52%	19.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$106,721	$102,738	$88,659	$88,690	$116,443	$191,673
Ratio of expenses to average net assets(e)(f)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.25)%	(0.25)%	(0.12)%	0.00%(g)	(0.10)%	(0.02)%
Portfolio turnover rate(d)(h)	16%	19%	21%	17%	25%	21%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

115

AMPLIFY CASH FLOW DIVIDEND LEADERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.91	$29.69	$23.35	$25.13
INVESTMENT OPERATIONS:
Net investment income(b)	0.25	0.69	0.59	0.05
Net realized and unrealized gain (loss) on investments(c)	1.10	2.23	6.34	(1.79)
Total from investment operations	1.35	2.92	6.93	(1.74)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.70)	(0.59)	(0.04)
Total distributions	(0.25)	(0.70)	(0.59)	(0.04)
Net asset value, end of period	$33.01	$31.91	$29.69	$23.35
Total return(d)	4.22%	10.04%	29.91%	−6.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,370	$22,975	$18,112	$5,137
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.39%	0.39%	0.39%	0.39%
After expense reimbursement/recoupment(e)	0.08%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	1.49%	2.35%	2.30%	1.46%
Portfolio turnover rate(d)(f)	228%	165%	140%	21%

(a)	Inception date of the Fund was September 12, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

116

AMPLIFY CEF HIGH INCOME ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.79	$12.30	$10.60	$11.60	$17.04	$14.28
INVESTMENT OPERATIONS:
Net investment income(a)	0.68	0.59	0.92	1.12	0.89	0.81
Net realized and unrealized gain (loss) on investments(b)	(0.75)	0.34	2.10	(0.68)	(4.89)	3.48
Total from investment operations	(0.07)	0.93	3.02	0.44	(4.00)	4.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	(0.66)	(0.93)	(1.09)	(0.93)	(0.86)
Return of capital	—	(0.78)	(0.39)	(0.35)	(0.51)	(0.67)
Total distributions	(0.72)	(1.44)	(1.32)	(1.44)	(1.44)	(1.53)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of period	$11.00	$11.79	$12.30	$10.60	$11.60	$17.04
Total return(d)	−0.73%	8.40%	29.67%	3.52%	−24.46%	30.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$662,597	$619,089	$528,993	$340,947	$298,062	$448,971
Ratio of expenses to average net assets(e)(f)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)(f)	11.81%	5.03%	8.53%	9.57%	6.23%	4.81%
Portfolio turnover rate(d)(g)	32%	48%	110%	48%	59%	90%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

117

AMPLIFY COWS COVERED CALL ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.02	$25.86	$23.46	$24.92
INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.38	0.40	0.03
Net realized and unrealized gain (loss) on investments(c)	0.35	0.21	3.89	(1.32)
Total from investment operations	0.46	0.59	4.29	(1.29)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.04)	(0.03)	(0.26)	(0.17)
Return of capital	(0.39)	(2.40)	(1.63)	—
Total distributions	(1.43)	(2.43)	(1.89)	(0.17)
Net asset value, end of period	$23.05	$24.02	$25.86	$23.46
Total return(d)	1.84%	2.70%	18.64%	−5.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,518	$12,969	$1,552	$2,815
Ratio of expenses to average net assets(e)(f)	0.65%(g)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)(f)	0.91%	1.60%	1.70%	1.14%
Portfolio turnover rate(d)(h)	335%	441%	—%	—%

(a)	Inception date of the Fund was September 19, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	This ratio includes expense reimbursement / recoupment that represents less than 0.005% of average net assets.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

118

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$44.53	$41.15	$34.24	$35.41	$37.11	$29.22
INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.74	0.73	0.78	0.59	0.49
Net realized and unrealized gain (loss) on investments(b)	1.80	4.66	7.87	(0.24)	(0.57)	9.22
Total from investment operations	2.18	5.40	8.60	0.54	0.02	9.71
LESS DISTRIBUTIONS FROM:
Net investment income	(1.13)	(1.41)	(1.51)	(0.77)	(0.58)	(1.56)
Net realized gains	(0.77)	(0.61)	(0.18)	—	(0.28)	(0.11)
Return of capital	—	—	—	(0.94)	(0.86)	(0.15)
Total distributions	(1.90)	(2.02)	(1.69)	(1.71)	(1.72)	(1.82)
ETF transaction fees per share	—	—	0.00(c)	0.00(c)	—	—
Net asset value, end of period	$44.81	$44.53	$41.15	$34.24	$35.41	$37.11
Total return(d)	4.92%	13.56%	25.61%	1.47%	0.14%	33.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,625,279	$5,246,166	$3,612,986	$2,840,053	$2,101,790	$766,353
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	0.55%	0.55%	0.55%	0.55%	0.55%	0.61%
After expense reimbursement/ recoupment(e)(f)	0.54%	0.54%	0.54%	0.55%	0.55%	0.54%
Ratio of net investment income (loss) to average net assets(e)(f)	1.70%	1.77%	2.09%	2.20%	1.67%	1.38%
Portfolio turnover rate(d)(g)	43%	94%	73%	66%	87%	89%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

119

AMPLIFY CWP GROWTH & INCOME ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.99	$25.39	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.10	0.02
Net realized and unrealized gain (loss) on investments(c)	(0.90)	6.19	0.52
Total from investment operations	(0.86)	6.29	0.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.92)	(0.07)	(0.07)
Return of capital	(0.60)	(2.62)	(0.08)
Total distributions	(1.52)	(2.69)	(0.15)
Net asset value, end of period	$26.61	$28.99	$25.39
Total return(d)	−3.19%	26.17%	2.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$584,845	$323,225	$10,155
Ratio of expenses to average net assets(e)(f)	0.55%(g)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(e)(f)	0.31%	0.35%	0.62%
Portfolio turnover rate(d)(h)	86%	175%	27%

(a)	Inception date of the Fund was August 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	This ratio includes expense reimbursement / recoupment that represents less than 0.005% of average net assets.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

120

AMPLIFY CWP INTERNATIONAL ENHANCED DIVIDEND INCOME ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$37.24	$30.71	$26.16	$24.24	$25.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.33	0.62	0.80	1.03	0.09
Net realized and unrealized gain (loss) on investments(c)	4.01	7.88	5.44	2.51	(0.63)
Total from investment operations	4.34	8.50	6.24	3.54	(0.54)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.00)	(0.79)	(0.78)	(0.98)	(0.07)
Net realized gains	—	(0.23)	—	—	—
Return of capital	(0.21)	(0.95)	(0.91)	(0.65)	(0.18)
Total distributions	(1.21)	(1.97)	(1.69)	(1.63)	(0.25)
ETF transaction fees per share	—	—	—	0.01	—
Net asset value, end of period	$40.37	$37.24	$30.71	$26.16	$24.24
Total return(d)	11.75%	28.63%	24.20%	14.59%	−2.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,026,488	$444,991	$139,135	$41,854	$1,818
Ratio of expenses to average net assets(e)(f)	0.65%(g)	0.65%(g)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)(f)	1.66%	1.87%	2.90%	3.78%	2.40%
Portfolio turnover rate(d)(h)	60%	132%	104%	83%	12%

(a)	Inception date of the Fund was September 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	This ratio includes expense reimbursement / recoupment that represents less than 0.005% of average net assets.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

121

AMPLIFY CYBERSECURITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$86.82	$68.35	$51.59	$43.38	$60.97	$46.56
INVESTMENT OPERATIONS:
Net investment income(a)	0.03	0.07	0.13	0.09	0.06	0.20
Net realized and unrealized gain (loss) on investments(b)	(11.85)	18.45	16.76	8.22	(17.59)	14.39
Total from investment operations	(11.82)	18.52	16.89	8.31	(17.53)	14.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.05)	(0.13)	(0.10)	(0.06)	(0.18)
Total distributions	(0.06)	(0.05)	(0.13)	(0.10)	(0.06)	(0.18)
ETF transaction fees per share	—	0.00(c)	0.00(c)	—	—	—
Net asset value, end of period	$74.94	$86.82	$68.35	$51.59	$43.38	$60.97
Total return(d)	−13.62%	27.12%	32.78%	19.18%	−28.77%	31.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,881,087	$2,322,555	$1,746,407	$1,423,792	$1,431,515	$2,307,648
Ratio of expenses to average net assets(e)(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)(f)	0.08%	0.08%	0.22%	0.20%	0.11%	0.35%
Portfolio turnover rate(d)(g)	21%	25%	71%	16%	51%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

122

AMPLIFY DIGITAL PAYMENTS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$57.22	$52.34	$39.23	$37.85	$67.82	$54.30
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.07)	(0.02)	0.02	(0.04)	(0.13)
Net realized and unrealized gain (loss) on investments(b)	(14.13)	5.39	13.18	1.36	(29.93)	13.65
Total from investment operations	(14.14)	5.32	13.16	1.38	(29.97)	13.52
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.44)	(0.05)	—	—	—
Total distributions	(0.41)	(0.44)	(0.05)	—	—	—
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of period	$42.67	$57.22	$52.34	$39.23	$37.85	$67.82
Total return(d)	−24.85%	10.16%	33.55%	3.64%	−44.18%	24.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$162,134	$260,363	$298,326	$357,015	$507,208	$1,193,637
Ratio of expenses to average net assets(e)(f)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.03)%	(0.12)%	(0.04)%	0.06%	(0.09)%	(0.20)%
Portfolio turnover rate(d)(g)	22%	29%	47%	23%	35%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

123

AMPLIFY ENERGY & NATURAL RESOURCES COVERED CALL ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.60	$28.59	$26.08	$25.01	$25.79
INVESTMENT OPERATIONS:
Net investment income(b)	0.61	1.16	1.12	1.65	0.18
Net realized and unrealized gain (loss) on investments(c)	7.77	0.40	2.95	1.34	(0.76)
Total from investment operations	8.38	1.56	4.07	2.99	(0.58)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.10)	(0.75)	(1.12)	(1.42)	(0.18)
Net realized gains	—	(0.06)	—	—	—
Return of capital	—	(0.74)	(0.44)	(0.50)	(0.02)
Total distributions	(1.10)	(1.55)	(1.56)	(1.92)	(0.20)
Net asset value, end of period	$35.88	$28.60	$28.59	$26.08	$25.01
Total return(d)	29.97%	5.67%	15.83%	12.34%	−2.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,912	$10,726	$14,294	$9,128	$1,876
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	4.07%	4.08%	4.35%	6.34%	3.94%
Portfolio turnover rate(d)(f)	45%	134%	106%	135%	31%

(a)	Inception date of the Fund was August 23, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

124

AMPLIFY ETHEREUM 3% MONTHLY OPTION INCOME ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.16
Net realized and unrealized gain (loss) on investments(c)	(12.09)
Total from investment operations	(11.93)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.67)
Return of capital	(0.51)
Total distributions	(2.18)
Net asset value, end of period	$10.89
Total return(d)	−49.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,614
Ratio of expenses to average net assets(e)(f)	0.97%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)(f)	0.22%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	0.75%
Ratio of net investment income (loss) to average net assets(e)(f)	2.33%
Portfolio turnover rate(d)(g)	21%

(a)	Inception date of the Fund was October 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

125

AMPLIFY ETHEREUM MAX INCOME COVERED CALL ETF
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.20
Net realized and unrealized gain (loss) on investments(c)	(11.62)
Total from investment operations	(11.42)
LESS DISTRIBUTIONS FROM:
Net investment income	(2.32)
Return of capital	(0.73)
Total distributions	(3.05)
Net asset value, end of period	$10.53
Total return(d)	−47.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,579
Ratio of expenses to average net assets(e)	0.86%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.11%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	3.03%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was October 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

126

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$63.68	$59.93	$50.01	$46.15	$59.36	$44.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.52	0.63	0.63	0.52	0.47
Net realized and unrealized gain (loss) on investments(b)	2.77	3.38	9.99	3.87	(13.26)	15.17
Total from investment operations	3.01	3.90	10.62	4.50	(12.74)	15.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.15)	(0.67)	(0.64)	(0.47)	(0.46)
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.56)	(0.15)	(0.70)	(0.64)	(0.47)	(0.46)
Net asset value, end of period	$66.13	$63.68	$59.93	$50.01	$46.15	$59.36
Total return(c)	4.72%	6.52%	21.33%	9.74%	−21.58%	35.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,399	$156,025	$188,779	$172,521	$147,670	$178,070
Ratio of expenses to average net assets(d)(e)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(d)(e)	0.72%	0.88%	1.15%	1.22%	0.92%	0.83%
Portfolio turnover rate(c)(f)	4%	29%	78%	50%	30%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

127

AMPLIFY HACK CYBERSECURITY COVERED CALL ETF
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(1.26)
Total from investment operations	(1.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.71)
Total distributions	(0.71)
Net asset value, end of period	$23.02
Total return(d)	−5.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,841
Ratio of expenses to average net assets(e)	0.71%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.06%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	(0.31)%
Portfolio turnover rate(d)(f)	16%

(a)	Inception date of the Fund was January 20, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

128

AMPLIFY JUNIOR SILVER MINERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$23.11	$12.87	$8.45	$9.11	$11.82	$13.79
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.07)	0.01	(0.01)	(0.02)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments(b)	7.15	10.95	4.43	(0.63)	(2.68)	(1.76)
Total from investment operations	7.08	10.96	4.42	(0.65)	(2.67)	(1.77)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(0.72)	—	(0.01)	(0.04)	(0.20)
Total distributions	(0.55)	(0.72)	—	(0.01)	(0.04)	(0.20)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of period	$29.64	$23.11	$12.87	$8.45	$9.11	$11.82
Total return(d)	30.83%	92.77%	52.30%	−7.23%	−22.63%	−13.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,027,867	$2,651,344	$1,044,021	$580,398	$606,358	$727,987
Ratio of expenses to average net assets(e)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets(e)	(0.50)%	0.06%	(0.09)%	(0.16)%	0.12%	(0.10)%
Portfolio turnover rate(d)(f)	19%	47%	56%	80%	34%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

129

AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.89	$9.76	$9.84	$12.58	$19.59	$10.83
INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.15	0.22	0.25	0.49	0.27
Net realized and unrealized gain (loss) on investments(b)	1.97	3.26	0.04	(2.51)	(7.08)	8.50
Total from investment operations	2.01	3.41	0.26	(2.26)	(6.59)	8.77
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.28)	(0.34)	(0.48)	(0.42)	(0.03)
Total distributions	(0.26)	(0.28)	(0.34)	(0.48)	(0.42)	(0.03)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.02
Net asset value, end of period	$14.64	$12.89	$9.76	$9.84	$12.58	$19.59
Total return(d)	15.64%	36.18%	2.38%	−18.52%	−34.28%	81.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$108,303	$78,627	$78,568	$110,702	$159,791	$234,137
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	0.58%	1.58%	2.60%	1.98%	3.05%	1.57%
Portfolio turnover rate(d)(f)	33%	73%	69%	42%	42%	51%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

130

AMPLIFY MUNICIPAL CEF HIGH INCOME ETF
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$19.94
INVESTMENT OPERATIONS:
Net investment income(b)	0.11
Net realized and unrealized gain (loss) on investments(c)	(0.64)
Total from investment operations	(0.53)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$19.41
Total return(d)	−2.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$388
Ratio of expenses to average net assets(e)(f)	0.50%
Ratio of net investment income (loss) to average net assets(e)(f)	9.90%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was March 9, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

131

AMPLIFY ONLINE RETAIL ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$76.36	$61.16	$41.53	$40.08	$110.70	$88.69
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.06	(0.00)(b)	(0.06)	0.37	(0.07)
Net realized and unrealized gain (loss) on investments(c)	(13.98)	15.14	19.63	1.51	(70.99)	22.70
Total from investment operations	(13.96)	15.20	19.63	1.45	(70.62)	22.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	—	—	—	—	(0.62)
Total distributions	(0.08)	—	—	—	—	(0.62)
ETF transaction fees per share	0.00(b)	0.00(b)	0.00(b)	—	—	0.00(b)
Net asset value, end of period	$62.32	$76.36	$61.16	$41.53	$40.08	$110.70
Total return(d)	−18.30%	24.84%	47.28%	3.62%	−63.80%	25.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$109,054	$160,346	$159,024	$155,741	$186,360	$896,682
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	0.06%	0.09%	(0.01)%	(0.13)%	0.56%	(0.06)%
Portfolio turnover rate(d)(f)	20%	34%	38%	62%	57%	61%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

132

AMPLIFY SAMSUNG SOFR ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$100.13	$100.19	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.86	4.33	4.60
Net realized and unrealized gain (loss) on investments(c)	(0.01)	—	0.01
Total from investment operations	1.85	4.33	4.61
LESS DISTRIBUTIONS FROM:
Net investment income	(1.90)	(4.32)	(4.46)
Return of capital	—	(0.09)	—
Total distributions	(1.90)	(4.41)	(4.46)
ETF transaction fees per share	0.01	0.02	0.04
Net asset value, end of period	$100.09	$100.13	$100.19
Total return(d)	1.88%	4.43%	4.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$413,379	$275,351	$242,460
Ratio of expenses to average net assets(e)	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets(e)	3.72%	4.31%	5.26%
Portfolio turnover rate(d)(f)	—%	—%	—%

(a)	Inception date of the Fund was November 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

133

AMPLIFY SAMSUNG U.S. NATURAL GAS INFRASTRUCTURE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.89	$24.98
INVESTMENT OPERATIONS:
Net investment income(b)	0.22	0.18
Net realized and unrealized gain (loss) on investments(c)	5.38	2.93
Total from investment operations	5.60	3.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.20)
Return of capital	—	(0.00)(d)
Total distributions	(0.21)	(0.20)
Net asset value, end of period	$33.28	$27.89
Total return(e)	20.16%	12.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,658	$3,905
Ratio of expenses to average net assets(f)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	1.51%	1.93%
Portfolio turnover rate(e)(g)	2%	4%

(a)	Inception date of the Fund was May 19, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

134

AMPLIFY SEYMOUR CANNABIS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$29.57	$53.76	$43.92	$82.20	$208.44	$141.72
INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.56	0.72	0.72	0.00(b)	0.12
Net realized and unrealized gain (loss) on investments(c)	(7.94)	(23.86)	9.12	(39.00)	(126.24)	67.80
Total from investment operations	(7.52)	(23.30)	9.84	(38.28)	(126.24)	67.92
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.89)	—	—	(0.00)(b)	(1.20)
Total distributions	—	(0.89)	—	—	(0.00)(b)	(1.20)
ETF transaction fees per share	—	0.00(b)	0.00(b)	—	—	—
Net asset value, end of period	$22.05	$29.57	$53.76	$43.92	$82.20	$208.44
Total return(d)	−25.42%	−18.97%	22.42%	−46.60%	−60.58%	47.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$72,497	$113,469	$27,978	$23,591	$42,451	$103,361
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	0.88%	1.08%	1.33%	1.43%	1.08%	0.97%
After expense reimbursement/ recoupment(e)(f)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)(f)	3.22%	2.63%	1.33%	1.27%	0.05%	0.05%
Portfolio turnover rate(d)(g)	3%	42%	2%	46%	27%	124%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

135

AMPLIFY SILJ JUNIOR SILVER MINERS COVERED CALL ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.35	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.01
Net realized and unrealized gain (loss) on investments(c)	7.45	4.82
Total from investment operations	7.61	4.83
LESS DISTRIBUTIONS FROM:
Net investment income	(2.78)	(0.00)(d)
Net realized gains	—	(0.07)
Return of capital	(0.78)	(0.41)
Total distributions	(3.56)	(0.48)
ETF transaction fees per share	0.04	—
Net asset value, end of period	$33.44	$29.35
Total return(e)	26.38%	19.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,115	$8,071
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	0.79%	0.79%
After expense reimbursement/recoupment(f)(g)	0.62%	0.67%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)(g)	0.04%	0.04%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)(g)	0.59%	0.63%
Ratio of net investment income (loss) to average net assets(f)(g)	0.91%	0.31%
Portfolio turnover rate(e)(h)	18%	11%

(a)	Inception date of the Fund was August 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

136

AMPLIFY SMALL-MID CAP EQUITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.97	$24.81
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.10
Net realized and unrealized gain (loss) on investments(c)	(0.49)	0.18
Total from investment operations	(0.43)	0.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.10)
Return of capital	—	(0.02)
Total distributions	(0.06)	(0.12)
Net asset value, end of period	$24.48	$24.97
Total return(d)	−1.72%	1.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,224	$1,248
Ratio of expenses to average net assets(e)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	0.51%	0.43%
Portfolio turnover rate(d)(f)	25%	40%

(a)	Inception date of the Fund was October 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

137

AMPLIFY SOLANA 3% MONTHLY OPTION INCOME ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.12
Net realized and unrealized gain (loss) on investments(c)	(11.81)
Total from investment operations	(11.69)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.84)
Return of capital	(0.60)
Total distributions	(2.44)
Net asset value, end of period	$10.87
Total return(d)	−49.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,304
Ratio of expenses to average net assets(e)(f)	1.76%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)(f)	1.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	0.75%
Ratio of net investment income (loss) to average net assets(e)(f)	1.89%
Portfolio turnover rate(d)(g)	26%

(a)	Inception date of the Fund was November 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

138

AMPLIFY STABLECOIN TECHNOLOGY ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.83
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	(5.75)
Total from investment operations	(5.75)
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(c)
Net asset value, end of period	$20.08
Total return(e)	−22.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,205
Ratio of expenses to average net assets(f)(g)	0.69%
Ratio of net investment income (loss) to average net assets(f)(g)	0.01%
Portfolio turnover rate(e)(h)	49%

(a)	Inception date of the Fund was December 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

139

AMPLIFY TLT U.S. TREASURY 12% OPTION INCOME ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.60	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.45	0.84
Net realized and unrealized gain (loss) on investments(c)	(0.29)	(0.67)
Total from investment operations	0.16	0.17
LESS DISTRIBUTIONS FROM:
Net investment income	(1.03)	(1.16)
Return of capital	(0.34)	(1.41)
Total distributions	(1.37)	(2.57)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$21.39	$22.60
Total return(e)	0.65%	0.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,095	$11,528
Ratio of expenses to average net assets(f)(g)	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(f)(g)	4.04%	3.97%
Portfolio turnover rate(e)(h)	10%	92%

(a)	Inception date of the Fund was October 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

140

AMPLIFY TOKENIZATION TECHNOLOGY ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.42
INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments(c)	(3.64)
Total from investment operations	(3.61)
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$21.81
Total return(e)	−14.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$654
Ratio of expenses to average net assets(f)(g)	0.69%
Ratio of net investment income (loss) to average net assets(f)(g)	0.51%
Portfolio turnover rate(e)(h)	22%

(a)	Inception date of the Fund was December 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

141

AMPLIFY TRAVEL TECH ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.32	$20.49	$16.90	$15.86	$28.37	$18.88
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.03)	0.06	(0.08)	(0.10)	(0.13)
Net realized and unrealized gain (loss) on investments(b)	(6.30)	1.85	3.59	1.12	(12.42)	9.60
Total from investment operations	(6.32)	1.82	3.65	1.04	(12.52)	9.47
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.06)	—	—	(0.01)
Return of capital	—	—	(0.00)(c)	—	—	—
Total distributions	—	—	(0.06)	—	—	(0.01)
ETF transaction fees per share	0.00(c)	0.01	0.00(c)	0.00(c)	0.01	0.03
Net asset value, end of period	$16.00	$22.32	$20.49	$16.90	$15.86	$28.37
Total return(d)	−28.34%	8.97%	21.59%	6.54%	−44.08%	50.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,995	$41,298	$65,553	$103,929	$146,718	$321,957
Ratio of expenses to average net assets(e)(f)	0.75%	0.75%	0.75%	0.75%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)(f)	—%	—%	—%	—%	0.01%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.20)%	(0.15)%	0.31%	(0.49)%	(0.47)%	(0.43)%
Portfolio turnover rate(d)(g)	32%	41%	33%	48%	40%	57%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

142

AMPLIFY VIDEO GAME LEADERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$97.31	$67.09	$53.56	$51.00	$83.69	$67.61
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	0.54	0.06	0.17	0.25	0.74
Net realized and unrealized gain (loss) on investments(b)	(22.57)	30.06	13.50	2.38	(30.82)	15.96
Total from investment operations	(22.60)	30.60	13.56	2.55	(30.57)	16.70
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.38)	(0.05)	—	(2.14)	(0.72)
Total distributions	(0.47)	(0.38)	(0.05)	—	(2.14)	(0.72)
ETF transaction fees per share	0.00(c)	0.00(c)	0.02	0.01	0.02	0.10
Net asset value, end of period	$74.24	$97.31	$67.09	$53.56	$51.00	$83.69
Total return(d)	−23.31%	45.88%	25.36%	5.01%	−37.58%	24.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,892	$50,599	$40,252	$42,844	$51,001	$100,427
Ratio of expenses to average net assets(e)(f)	0.59%	0.64%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.06)%	0.72%	0.11%	0.29%	0.33%	0.87%
Portfolio turnover rate(d)(g)	37%	122%	52%	44%	53%	89%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

143

AMPLIFY WEIGHT LOSS DRUG & TREATMENT ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.47	$26.75	$25.21
INVESTMENT OPERATIONS:
Net investment income(b)	0.27	0.27	0.08
Net realized and unrealized gain (loss) on investments(c)	1.09	(3.33)	1.46
Total from investment operations	1.36	(3.06)	1.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.08)	—
Net realized gains	—	(0.14)	—
Total distributions	(0.41)	(0.22)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$24.42	$23.47	$26.75
Total return(e)	5.73%	−11.39%	6.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,151	$3,051	$4,814
Ratio of expenses to average net assets(f)	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	2.12%	1.16%	0.83%
Portfolio turnover rate(e)(g)	39%	70%	36%

(a)	Inception date of the Fund was May 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

144

AMPLIFY XRP 3% MONTHLY OPTION INCOME ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments(c)	(8.97)
Total from investment operations	(8.83)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.87)
Return of capital	(0.34)
Total distributions	(2.21)
Net asset value, end of period	$13.96
Total return(d)	−36.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,793
Ratio of expenses to average net assets(e)(f)	0.75%
Ratio of net investment income (loss) to average net assets(e)(f)	2.07%
Portfolio turnover rate(d)(g)	0%(h)

(a)	Inception date of the Fund was November 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

145

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026
1. ORGANIZATION
Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple operational series, all of which are covered in this report (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.
The Funds list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”), the Nasdaq Stock Market LLC (“Nasdaq”), and the Cboe BZX Exchange, Inc. (“Cboe”) (each an “Exchange” and collectively the “Exchanges”). Shares of the Funds trade on the Exchanges at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in creation units.
Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
Amplify CEF High Income ETF and Amplify Municipal CEF High Income ETF (the “Fund’s”) are an exchange-traded fund registered under the Investment Company Act of 1940. The Fund’s operates in a manner commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds included in the Nasdaq CEF High Income™ Index and Nasdaq Municipal Bond CEF High Income™ Index, respectively.
Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges. In addition to the transaction fees noted below, each Fund may also charge up to a 2% variable fee on the creation or redemption of Creation or Redemption Units. Variable transaction fees during the fiscal year, if any, are disclosed in the Statements of Changes in Net Assets.

Fund Name	Ticker	Commencement of Operations	Diversification	Exchange	Transaction Fees	Creation Unit Size
Amplify AI Powered Equity ETF	AIEQ	October 17, 2017	Non-Diversified	NYSE	300	25,000
Amplify Alternative Harvest ETF	MJ	December 3, 2015	Non-Diversified	NYSE	500	50,000
Amplify Bitcoin 2% Monthly Option Income ETF	BITY	April 28, 2025	Non-Diversified	Cboe	300	10,000
Amplify Bitcoin Max Income Covered Call ETF	BAGY	April 28, 2025	Non-Diversified	Cboe	300	10,000
Amplify BlackSwan Growth & Treasury Core ETF	SWAN	November 5, 2018	Diversified	NYSE	300	10,000
Amplify BlackSwan ISWN ETF	ISWN	January 25, 2021	Non-Diversified	NYSE	300	25,000
Amplify Blockchain Technology ETF	BLOK	January 16, 2018	Diversified	NYSE	500	50,000
Amplify Bloomberg AI Value Chain ETF	AIVC	March 8, 2016	Non-Diversified	NYSE	500	50,000
Amplify BlueStar Israel Technology ETF	ITEQ	November 2, 2015	Non-Diversified	NYSE	500	50,000
Amplify Cash Flow Dividend Leaders ETF	COWS	September 12, 2023	Non-Diversified	Nasdaq	300	10,000
Amplify CEF High Income ETF	YYY	June 11, 2012	Diversified	NYSE	500	50,000
Amplify COWS Covered Call ETF	HCOW	September 19, 2023	Non-Diversified	Nasdaq	300	30,000
Amplify CWP Enhanced Dividend Income ETF	DIVO	December 13, 2016	Non-Diversified	NYSE	500	50,000
Amplify CWP Growth & Income ETF	QDVO	August 21, 2024	Non-Diversified	NYSE	300	25,000

146

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

Fund Name	Ticker	Commencement of Operations	Diversification	Exchange	Transaction Fees	Creation Unit Size
Amplify CWP International Enhanced Dividend Income ETF	IDVO	September 7, 2022	Non-Diversified	NYSE	300	25,000
Amplify Cybersecurity ETF	HACK	November 11, 2014	Non-Diversified	NYSE	500	50,000
Amplify Digital Payments ETF	IPAY	July 15, 2015	Non-Diversified	NYSE	300	50,000
Amplify Energy & Natural Resources Covered Call ETF	NDIV	August 23, 2022	Non-Diversified	NYSE	300	25,000
Amplify Ethereum 3% Monthly Option Income ETF	ETTY	October 8, 2025	Non-Diversified	Cboe	300	10,000
Amplify Ethereum Max Income Covered Call ETF	EHY	October 8, 2025	Non-Diversified	Cboe	300	10,000
Amplify Etho Climate Leadership U.S. ETF	ETHO	November 18, 2015	Non-Diversified	NYSE	750	50,000
Amplify HACK Cybersecurity Covered Call ETF	HAKY	January 20, 2026	Non-Diversified	NYSE	300	30,000
Amplify Junior Silver Miners ETF	SILJ	November 28, 2012	Non-Diversified	NYSE	500	50,000
Amplify Lithium & Battery Technology ETF	BATT	June 4, 2018	Non-Diversified	NYSE	1,000	50,000
Amplify Municipal CEF High Income ETF	YYYM	March 9, 2026	Non-Diversified	NYSE	300	10,000
Amplify Online Retail ETF	IBUY	April 19, 2016	Diversified	NYSE	500	50,000
Amplify Samsung SOFR ETF	SOFR	November 14, 2023	Non-Diversified	NYSE	300	10,000
Amplify Samsung U.S. Natural Gas Infrastructure ETF	USNG	May 19, 2025	Non-Diversified	NYSE	300	10,000
Amplify Seymour Cannabis ETF	CNBS	July 22, 2019	Non-Diversified	NYSE	500	50,000
Amplify SILJ Junior Silver Miners Covered Call ETF	SLJY	August 18, 2025	Non-Diversified	NYSE	300	25,000
Amplify Small-Mid Cap Equity ETF	SMAP	October 22, 2024	Diversified	NYSE	300	25,000
Amplify Solana 3% Monthly Option Income ETF	SOLM	November 3, 2025	Non-Diversified	Cboe	300	10,000
Amplify Stablecoin Technology ETF	STBQ	December 22, 2025	Non-Diversified	NYSE	300	10,000
Amplify TLT U.S. Treasury 12% Option Income ETF	TLTP	October 28, 2024	Non-Diversified	Cboe	300	10,000
Amplify Tokenization Technology ETF	TKNQ	December 22, 2025	Non-Diversified	NYSE	500	10,000
Amplify Travel Tech ETF	AWAY	February 12, 2020	Non-Diversified	NYSE	500	50,000
Amplify Video Game Leaders ETF	GAMR	March 8, 2016	Non-Diversified	NYSE	750	10,000
Amplify Weight Loss Drug & Treatment ETF	THNR	May 20, 2024	Non-Diversified	NYSE	300	10,000
Amplify XRP 3% Monthly Option Income ETF	XRPM	November 17, 2025	Non-Diversified	Cboe	300	10,000

The investment objectives of the Funds are to seek investment results that generally correspond (before fees and expenses) to the price and yield of the following indexes, respectively.

Ticker	Index
AIEQ	AI Powered Equity Index
MJ	Prime Alternative Harvest Index
SWAN	S-Network BlackSwan Core Index
ISWN	S-Network International BlackSwan Index
AIVC	Bloomberg AI Value Chain Index
ITEQ	BlueStar Israel Global Technology Index™
COWS	Kelly US Cash Flow Dividend Leaders Index
YYY	Nasdaq CEF High Income™ Index
HACK	Nasdaq ISE Cyber Security Select Index
IPAY	Nasdaq CTA Global Digital Payments Index
NDIV	VettaFi Energy and Natural Resources Covered Call Index
ETHO	Etho Climate Leadership Index
SILJ	Nasdaq Junior Silver Miners™ Index
BATT	EQM Lithium & Battery Technology Index

147

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

Ticker	Index
YYYM	Nasdaq Municipal Bond CEF High Income™ Index
IBUY	EQM Online Retail Index
STBQ	MarketVector™ Stablecoin Technology Index
TLTP	Bloomberg U.S. Treasury 20+ Year 12% Premium Covered Call 2.0 Index
TKNQ	MarketVector™ Tokenization Technology Index
AWAY	Prime Travel Technology Index
GAMR	VettaFi Video Game Leaders Index
THNR	VettaFi Weight Loss Drug & Treatment Index

The investment objective of DIVO and IDVO is to provide current income as its primary objective and to provide capital appreciation as its secondary objective. The investment objective of BLOK is to provide investors with total return. The investment objective of CNBS is to provide investors capital appreciation. The investment objective of HCOW is to provide investors with current income. The investment objective of SOFR is to provide investors with current income equal to the returns of the Secured Overnight Financing Rate (“SOFR”). The investment objective of QDVO is to provide capital appreciation as its primary objective and to provide high current income as its secondary objective. The investment objective of SMAP is to provide capital appreciation. The investment objective of BITY is to balance high income and capital appreciation through investment exposure to the price return of bitcoin and a covered call strategy. The investment objective of BAGY is to maximize current income through a covered call strategy tied to the investment exposure to the price return of bitcoin. The investment objective of USNG is to provide investors with long-term capital appreciation. The investment objective of SLJY is to balance high income and capital appreciation through investment exposure to junior silver mining companies and a covered call strategy. The investment objective of ETTY is to balance high income and capital appreciation through investment exposure to the price return of ether and a covered call strategy. The investment objective of EHY is to maximize current income through a covered call strategy tied to the investment exposure to the price return of Ether. The investment objective of SOLM is to balance high income and capital appreciation through investment exposure to the price return of SOL and a covered call strategy. The investment objective of XRPM is to balance high income and capital appreciation through investment exposure to the price return of XRP and a covered call strategy. The investment objective of HAKY is to balance high income and capital appreciation through investment exposure to cybersecurity companies and a covered call strategy.
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
CONSOLIDATION OF SUBSIDIARY – BITY, BLOK, ETTY, SOLM, STBQ, TKNQ, and XRPM’s portfolio managers expect to obtain commodities exposure primarily through investments in commodity futures contracts, spot ETF’s, or a combination of the two, via wholly owned subsidiaries. Each subsidiary, which is organized under the laws of the Cayman Islands, is designed to enhance the Fund’s ability to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. Each Fund is the sole shareholder of its respective Subsidiary, which will not be sold or offered to other investors. Each Subsidiary is overseen by its own board of directors. A Fund’s investment in its respective Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year end. The consolidated financial statements of each Fund include the financial statements of the Subsidiary. Each Fund consolidates the results of subsidiaries in which the Fund

148

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of each Subsidiary and the percentage of Fund’s net assets they represent were as follows:

Fund	Subsidiary	Net Assets of Subsidary	Percentage of Fund’s net assets
BITY	Amplify Bitcoin 24% Premium Income (Cayman) Ltd	$2,653,900	23.37%
BLOK	Amplify Blockchain Technology (Cayman) Ltd	69,137,692	7.47%
ETTY	Amplify Ethereum 3% Monthly Option Income (Cayman) Ltd	619,111	23.69%
SOLM	Amplify Solana 3% Monthly Option Income (Cayman) Ltd	308,958	23.70%
STBQ	Amplify Stablecoin Technology (Cayman) Ltd	272,040	22.58%
TKNQ	Amplify Tokenization Technology (Cayman) Ltd	145,276	22.20%
XRPM	Amplify XRP 3% Monthly Option Income (Cayman) Ltd	1,760,330	20.02%

SECURITY VALUATION – In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The valuation techniques used by the Funds to measure fair value for the period ended March 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.
For the period ended March 31, 2026, there have been no significant changes to the Funds’ fair valuation methodologies.
Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market may be valued at the Bid, Ask, at the mean of the bid and the asked price, last traded value, and otherwise at their last closing bid price depending on the security’s characteristics and information. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Exchange- Security options will be valued at the Mean ICE bid ask quote. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price. OTC options contracts are fair valued at the mean of the most recent bid and asked price. In the event of an intraday exchange halt the value will be the last traded price or if not trades the mean of their most recent bid and asked price. Exchange Index options will be valued at the Snap price 4:00 ET Mean ICE Quote price -IDC Mean means the mid-point between

149

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
the stated bid ask spread. (Many Index options trade to 4:15 ET). Exchange Flex options will be valued at the last traded price post 3:45pm ET. If there are none, then a theoretical price will be calculated in house by CBOE. Fixed income securities, swaps, currency, credit and commodity-linked notes, and other similar instruments will be valued using a Pricing Service. Specific to fixed income securities, with a remaining maturity of greater than 60 days will be valued by the Fund Accounting Agent using a Pricing Service, and for fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation and Pricing Committee has determined that the use of amortized cost by the Fund Accounting Agent is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following: i. the credit conditions in the relevant market and changes thereto; ii. the liquidity conditions in the relevant market and changes thereto; iii. the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates); iv. issuer-specific conditions (such as significant credit deterioration); and v. any other market-based data the Valuation and Pricing Committee considers relevant. In this regard, the Valuation and Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost. Futures contracts are valued at the closing price, if no price is determined by the exchange, at the closing bid price. Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Valuation and Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of March 31, 2026:
AIEQ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$107,292,605	$—	$—	$107,292,605
Real Estate Investment Trusts	1,821,477	—	—	1,821,477
Money Market Funds	261,165	—	—	261,165
Total Investments	$109,375,247	$—	$—	$109,375,247

MJ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$58,399,943	$—	$—	$58,399,943
Affiliated Exchange Traded Funds	56,761,970	—	—	56,761,970
Investments Purchased with Proceeds from Securities Lending	30,257,337	—	—	30,257,337
Money Market Funds	388,648	—	—	388,648
Total Investments	$145,807,898	$—	$—	$145,807,898

150

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
BITY

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$2,653,900	$—	$—	$2,653,900
Purchased Options	—	1,275,437	—	1,275,437
U.S. Treasury Bills	—	4,021,289	—	4,021,289
Money Market Funds	20,107	—	—	20,107
Total Investments	$2,674,007	$5,296,726	$—	$7,970,733
Liabilities:
Investments:
Written Options	$—	$(1,184,375)	$—	$(1,184,375)
Total Investments	$—	$(1,184,375)	$—	$(1,184,375)

BAGY

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,643,260	$—	$1,643,260
U.S. Treasury Bills	—	3,015,967	—	3,015,967
Money Market Funds	2,214,944	—	—	2,214,944
Total Investments	$2,214,944	$4,659,227	$—	$6,874,171
Liabilities:
Investments:
Written Options	$—	$(1,529,376)	$—	$(1,529,376)
Total Investments	$—	$(1,529,376)	$—	$(1,529,376)

SWAN

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$317,537,608	$—	$317,537,608
Purchased Options	—	33,264,091	—	33,264,091
Money Market Funds	850,000	—	—	850,000
Total Investments	$850,000	$350,801,699	$—	$351,651,699

ISWN

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$29,170,404	$—	$29,170,404
Purchased Options	—	4,215,783	—	4,215,783
Money Market Funds	50,428	—	—	50,428
Total Investments	$50,428	$33,386,187	$—	$33,436,615

151

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
BLOK

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$839,335,857	$—	$—	$839,335,857
Exchange Traded Funds	68,778,608	—	—	68,778,608
Warrants	269,112	—	—	269,112
Investments Purchased with Proceeds from Securities Lending	68,431,144	—	—	68,431,144
Money Market Funds	16,309,065	—	—	16,309,065
Total Investments	$993,123,786	$—	$—	$993,123,786

AIVC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,010,798	$—	$—	$34,010,798
Money Market Funds	78,827	—	—	78,827
Total Investments	$34,089,625	$—	$—	$34,089,625

ITEQ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$105,801,161	$—	$—	$105,801,161
Investments Purchased with Proceeds from Securities Lending	11,688,918	—	—	11,688,918
Money Market Funds	147,481	—	—	147,481
Total Investments	$117,637,560	$—	$—	$117,637,560

COWS

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$30,226,272	$—	$—	$30,226,272
Money Market Funds	132,553	—	—	132,553
Total Investments	$30,358,825	$—	$—	$30,358,825

YYY

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$660,186,659	$—	$—	$660,186,659
Investments Purchased with Proceeds from Securities Lending	6,767,612	—	—	6,767,612
Total Investments	$666,954,271	$—	$—	$666,954,271

152

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
HCOW

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,944,100	$—	$—	$13,944,100
Affiliated Exchange Traded Funds	605,749	—	—	605,749
Money Market Funds	62,376	—	—	62,376
Total Investments	$14,612,225	$—	$—	$14,612,225
Liabilities:
Investments:
Written Options	$—	$(93,122)	$—	$(93,122)
Total Investments	$—	$(93,122)	$—	$(93,122)

DIVO

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,170,623,856	$—	$—	$6,170,623,856
Affiliated Exchange Traded Funds	290,909,508	—	—	290,909,508
Money Market Funds	146,500,365	—	—	146,500,365
Total Investments	$6,608,033,729	$—	$—	$6,608,033,729
Liabilities:
Investments:
Written Options	$—	$(5,385,500)	$—	$(5,385,500)
Total Investments	$—	$(5,385,500)	$—	$(5,385,500)

QDVO

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$563,929,884	$—	$—	$563,929,884
Affiliated Exchange Traded Funds	15,791,564	—	—	15,791,564
Money Market Funds	20,694,464	—	—	20,694,464
Total Investments	$600,415,912	$—	$—	$600,415,912
Liabilities:
Investments:
Written Options	$—	$(6,509,720)	$—	$(6,509,720)
Total Investments	$—	$(6,509,720)	$—	$(6,509,720)

153

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
IDVO

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$980,948,994	$—	$—	$980,948,994
Affiliated Exchange Traded Funds	20,621,558	—	—	20,621,558
Investments Purchased with Proceeds from Securities Lending	103,522,789	—	—	103,522,789
Money Market Funds	26,616,830	—	—	26,616,830
Total Investments	$1,131,710,171	$—	$—	$1,131,710,171
Liabilities:
Investments:
Written Options	$—	$(1,077,438)	$—	$(1,077,438)
Total Investments	$—	$(1,077,438)	$—	$(1,077,438)

HACK

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,859,421,714	$—	$—	$1,859,421,714
Money Market Funds	14,049,042	—	—	14,049,042
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	13,917,111
Total Investments	$1,887,387,867	$—	$—	$1,887,387,867

IPAY

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$161,725,371	$—	$0	$161,725,371
Investments Purchased with Proceeds from Securities Lending	2,567,478	—	—	2,567,478
Money Market Funds	486,653	—	—	486,653
Total Investments	$164,779,502	$—	$0	$164,779,502

NDIV

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$26,909,535	$—	$—	$26,909,535
Investments Purchased with Proceeds from Securities Lending	1,165,979	—	—	1,165,979
Money Market Funds	36,408	—	—	36,408
Total Investments	$28,111,922	$—	$—	$28,111,922

154

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Written Options	$—	$(189,000)	$—	$(189,000)
Total Investments	$—	$(189,000)	$—	$(189,000)

ETTY

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$619,111	$—	$—	$619,111
Purchased Options	—	294,938	—	294,938
U.S. Treasury Bills	—	1,548,910	—	1,548,910
Money Market Funds	212,262	—	—	212,262
Total Investments	$831,373	$1,843,848	$—	$2,675,221
Liabilities:
Investments:
Written Options	$—	$(62,917)	$—	$(62,917)
Total Investments	$—	$(62,917)	$—	$(62,917)

EHY

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$561,775	$—	$561,775
U.S. Treasury Bills	—	1,554,955	—	1,554,955
Money Market Funds	1,157,533	—	—	1,157,533
Total Investments	$1,157,533	$2,116,730	$—	$3,274,263
Liabilities:
Investments:
Written Options	$—	$(129,745)	$—	$(129,745)
Total Investments	$—	$(129,745)	$—	$(129,745)

ETHO

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$148,221,298	$—	$—	$148,221,298
Real Estate Investment Trusts	6,865,768	—	—	6,865,768
Investments Purchased with Proceeds from Securities Lending	521,930	—	—	521,930
Money Market Funds	283,627	—	—	283,627
Total Investments	$155,892,623	$—	$—	$155,892,623

155

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
HAKY

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,827,116	$—	$—	$1,827,116
Purchased Options	—	11,719	—	11,719
Money Market Funds	23,303	—	—	23,303
Total Investments	$1,850,419	$11,719	$—	$1,862,138
Liabilities:
Investments:
Written Options	$—	$(23,372)	$—	$(23,372)
Total Investments	$—	$(23,372)	$—	$(23,372)

SILJ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,017,256,119	$—	$0	$4,017,256,119
Investments Purchased with Proceeds from Securities Lending	197,278,981	—	—	197,278,981
Money Market Funds	12,454,233	—	—	12,454,233
Total Investments	$4,226,989,333	$—	$0	$4,226,989,333

BATT

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$107,798,527	$—	$0	$107,798,527
Investments Purchased with Proceeds from Securities Lending	1,223,625	—	—	1,223,625
Money Market Funds	194,041	—	—	194,041
Total Investments	$109,216,193	$—	$0	$109,216,193

YYYM

	Level 1	Level 2	Level 3	Total
Investments:
Closed-End Funds	$385,027	$—	$—	$385,027
Money Market Funds	1,866	—	—	1,866
Total Investments	$386,893	$—	$—	$386,893

156

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
IBUY

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$108,741,945	$—	$0	$108,741,945
Investments Purchased with Proceeds from Securities Lending	3,817,417	—	—	3,817,417
Money Market Funds	300,323	—	—	300,323
Total Investments	$112,859,685	$—	$0	$112,859,685

SOFR

	Level 1	Level 2	Level 3	Total
Investments:
Repurchase Agreements	$—	$413,318,477	$—	$413,318,477
Money Market Funds	14,503	—	—	14,503
Total Investments	$14,503	$413,318,477	$—	$413,332,980

USNG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,578,981	$—	$—	$5,578,981
Investments Purchased with Proceeds from Securities Lending	100,558	—	—	100,558
Money Market Funds	76,988	—	—	76,988
Total Investments	$5,756,527	$—	$—	$5,756,527

CNBS

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$12,491,547	$3	$0	$12,491,550
Real Estate Investment Trusts	2,731,788	—	—	2,731,788
Contingent Value Rights	—	—	0	0
U.S. Treasury Bills	—	57,555,316	—	57,555,316
Investments Purchased with Proceeds from Securities Lending	118,200	—	—	118,200
Money Market Funds	37,830	—	—	37,830
Total Investments	$15,379,365	$57,555,319	$0	$72,934,684
Other Financial Instruments:
Total Return Swaps*	$—	$423,057	$—	$423,057
Total Other Financial Instruments	$—	$423,057	$—	$423,057
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(3,615,882)	$(132,907)	$(3,748,789)
Total Other Financial Instruments	$—	$(3,615,882)	$(132,907)	$(3,748,789)

157

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
SLJY

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$22,051,313	$—	$—	$22,051,313
Affiliated Exchange Traded Funds	8,295,298	—	—	8,295,298
Purchased Options	—	876,865	—	876,865
U.S. Treasury Bills	—	4,637,581	—	4,637,581
Total Investments	$30,346,611	$5,514,446	$—	$35,861,057
Liabilities:
Investments:
Written Options	$—	$(1,582,853)	$—	$(1,582,853)
Total Investments	$—	$(1,582,853)	$—	$(1,582,853)

SMAP

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,129,400	$—	$—	$1,129,400
Real Estate Investment Trusts	66,105	—	—	66,105
Money Market Funds	27,050	—	—	27,050
Investments Purchased with Proceeds from Securities Lending	10,181	—	—	10,181
Total Investments	$1,232,736	$—	$—	$1,232,736

SOLM

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$308,958	$—	$—	$308,958
Purchased Options	—	71,030	—	71,030
U.S. Treasury Bills	—	798,477	—	798,477
Money Market Funds	174,713	—	—	174,713
Total Investments	$483,671	$869,507	$—	$1,353,178
Liabilities:
Investments:
Written Options	$—	$(57,428)	$—	$(57,428)
Total Investments	$—	$(57,428)	$—	$(57,428)

158

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
STBQ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$879,962	$—	$—	$879,962
Exchange Traded Funds	272,040	—	—	272,040
Money Market Funds	52,957	—	—	52,957
Investments Purchased with Proceeds from Securities Lending	6,112	—	—	6,112
Total Investments	$1,211,071	$—	$—	$1,211,071

TLTP

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$21,376,627	$—	$—	$21,376,627
U.S. Treasury Securities	—	7,778,672	—	7,778,672
Total Investments	$21,376,627	$7,778,672	$—	$29,155,299
Liabilities:
Investments:
Written Options	$—	$(113,344)	$—	$(113,344)
Total Investments	$—	$(113,344)	$—	$(113,344)

TKNQ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$486,568	$—	$—	$486,568
Exchange Traded Funds	152,307	—	—	152,307
Money Market Funds	15,182	—	—	15,182
Total Investments	$654,057	$—	$—	$654,057

AWAY

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,018,663	$—	$888,882	$23,907,545
Investments Purchased with Proceeds from Securities Lending	883,225	—	—	883,225
Money Market Funds	219,442	—	—	219,442
Total Investments	$24,121,330	$—	$888,882	$25,010,212

159

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
GAMR

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,687,888	$—	$0	$33,687,888
Money Market Funds	915,713	—	—	915,713
Total Investments	$34,603,601	$—	$0	$34,603,601

THNR

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,940,729	$—	$—	$3,940,729
Money Market Funds	123,113	—	—	123,113
Total Investments	$4,063,842	$—	$—	$4,063,842

XRPM

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,760,330	$—	$—	$1,760,330
Purchased Options	—	300,369	—	300,369
Money Market Funds	2,973,182	—	—	2,973,182
U.S. Treasury Bills	—	2,649,430	—	2,649,430
Total Investments	$4,733,512	$2,949,799	$—	$7,683,311
Liabilities:
Investments:
Written Options	$—	$(353,116)	$—	$(353,116)
Total Investments	$—	$(353,116)	$—	$(353,116)

See the Schedules of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of March 31, 2026.
OPTION WRITING – BITY, BAGY TLTP, HCOW, DIVO, QDVO, IDVO, NDIV, ETTY, EHY, HAKY, SLJY, SOLM and XRPM (“The Funds”) will each employ an option strategy in which they will write U.S. exchange-traded covered call options on equity securities, ETF’s or ETP’s in the portfolios in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by the Funds will give the holder (buyer) the right to buy a certain equity security, ETF or ETP at a predetermined strike price from the Funds. A premium is the income received by an investor who sells or writes an option contract to another party. Specifically, both BITY and BAGY aim to participate in the price return of bitcoin (i.e., “spot” bitcoin prices) and generate a high level of annualized option premium by selling call options on exchange-traded products (“Bitcoin ETPs”) that reference the Bitcoin Price. BITY targets call options approximately 5–10% out of the money, while BAGY focuses on options around 5% out of the money. In both cases, the options are expected to have maturities of one week or less. TLTP seeks to receive a targeted annualized option premium income of 12% through the implementation of the Index investments in the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”) and selling one-week expiration, at-the-money call option contracts that references the Underlying ETF. HCOW seeks to provide 10% or greater annualized gross income from premiums received from selling option contracts on Equity Securities, however, the amount of income generated

160

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
by HCOW’s implementation of the covered call option strategy will vary based on factors such as market prices, volatility and interest rates. DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. IDVO seeks to provide gross income of approximately 3-4% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. QDVO seeks to provide gross income of approximately 0-2% from dividend income and 4-6% from option premium, plus the potential for capital appreciation. NDIV seeks to generate high income by employing a “covered call” option strategy and seek to vary its option selling each month to a level sufficient to generate 0.50% monthly option premium. Both, ETTY and EHY seek to participate in the price return of Ether and to generate a high level of annualized option premium by selling call options on exchange traded products that provide price exposure to ether (“Ethereum ETPs”) that are approximately 5-10% “out of the money,” with targeted maturities of one week or less, ETTY seeks to vary its option selling each week to a level sufficient to generate 36% annualized option premium, while EHY seeks to make distributions from the income generated from its call writing strategy on a monthly basis. HAKY seeks to generate high current income by employing a “covered call” option strategy that references the Equity Securities and the HACK ETF. HAKY seeks to generate approximately 15% or greater annualized gross income from premiums received from selling options contracts. SOLM seeks to participate in the price return of SOL and to generate a high level of annualized option premium by selling options on U.S. regulated ETFs that provide exposure to SOL (“Solana ETPs”). SOLM expect to sell call options that are approximately 5-10% “out of the money” and seeks to vary its option selling each week to a level sufficient to generate 36% annualized option premium. XRPM seeks to participate in the price return of XRP and to generate a high level of annualized option premium by selling call options on U.S.-regulated ETFs that provide exposure to XRP (“XRP ETPs”) that are approximately 5-10% “out of the money” with targeted maturities of one week or less. XRPM aims to generate 36% annualized option premium. Unlike a systematic covered call program, HCOW, DIVO, IDVO, and QDVO are not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, HCOW, DIVO, IDVO and QDVO identify that opportunity and sell call options tactically, rather than keeping all positions covered and limiting potential upside.
When the Funds write an option, an amount equal to the premium received by the Funds, respectively is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds has realized a gain or loss. the Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. During the year, the Funds used written covered call options in a manner consistent with the strategy described above.
BITY, BAGY, TLTP, ETTY, EHY, SLJY, SOLM, and XRPM anticipate utilizing FLEX Options as part of their options-based strategy to generate income and manage risk. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the OCC. They allow the Fund to use tailored terms, such as strike price, style, and expiration date, while achieving price discovery in competitive, transparent auction markets and avoiding the counterparty exposure of over-the-counter positions. The strategy primarily involves selling call option contracts using FLEX Options, but the Adviser may also employ other standard-listed options if deemed in the best interests of the Fund. This flexible approach seeks to enhance yield while maintaining controlled downside risk through dynamic option overlays and tactical positioning.
SWAN and ISWN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

161

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
SWAP AGREEMENTS – CNBS may enter total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Investments and cash provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value and collateral for swaps, respectively, on the Statements of Assets and Liabilities and investments are noted on the Schedules of Investments. Assets and cash collateral provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s net asset value.
The value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2026 is as follows:

	Derivatives	Statement of Assets and Liabilities	Value
BITY	Equity Contracts - Options	Investments, at Value (asset)	$1,275,437
BITY	Equity Contracts - Options	Written Option Contracts, at value (liability)	(1,184,375)
BAGY	Equity Contracts - Options	Investments, at Value (asset)	1,643,260
BAGY	Equity Contracts - Options	Written Option Contracts, at value (liability)	(1,529,376)
SWAN	Equity Contracts - Options	Investments, at Value (asset)	33,264,091
ISWN	Equity Contracts - Options	Investments, at Value (asset)	4,215,783
HCOW	Equity Contracts - Options	Written Option Contracts, at value (liability)	(93,122)
DIVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	(5,385,500)
QDVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	(6,509,720)
IDVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	(1,077,438)
NDIV	Equity Contracts - Options	Written Option Contracts, at value (liability)	(189,000)
ETTY	Equity Contracts - Options	Investments, at Value (asset)	294,938
ETTY	Equity Contracts - Options	Written Option Contracts, at value (liability)	(62,917)
EHY	Equity Contracts - Options	Investments, at Value (asset)	561,775
EHY	Equity Contracts - Options	Written Option Contracts, at value (liability)	(129,745)
HAKY	Equity Contracts - Options	Investments, at Value (asset)	11,719
HAKY	Equity Contracts - Options	Written Option Contracts, at value (liability)	(23,372)
CNBS	Equity Contracts - Swaps	Net Unrealized Appreciation on Swaps	423,057
CNBS	Equity Contracts - Swaps	Net Unrealized Depreciation on Swaps	(3,748,789)
SLJY	Equity Contracts - Options	Investments, at Value (asset)	876,865
SLJY	Equity Contracts - Options	Written Option Contracts, at value (liability)	(1,582,853)
SOLM	Equity Contracts - Options	Investments, at Value (asset)	71,030
SOLM	Equity Contracts - Options	Written Option Contracts, at value (liability)	(57,428)
TLTP	Equity Contracts - Options	Written Option Contracts, at value (liability)	(113,344)
XRPM	Equity Contracts - Options	Investments, at Value (asset)	300,369
XRPM	Equity Contracts - Options	Written Option Contracts, at value (liability)	(353,116)

162

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026 is as follows:

	Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
BITY	Equity Contracts	Options Purchased(a)	$(2,977,708)	$(482,986)
BITY	Equity Contracts	Options Written	(3,279,207)	9,344
BAGY	Equity Contracts	Options Purchased(a)	(2,731,670)	(583,052)
BAGY	Equity Contracts	Options Written	(3,089,051)	(264)
SWAN	Equity Contracts	Options Purchased(a)	6,290,999	(17,404,931)
ISWN	Equity Contracts	Options Purchased(a)	1,637,411	(811,560)
HCOW	Equity Contracts	Options Written	266,335	21,199
DIVO	Equity Contracts	Options Written	24,110,443	4,784,589
QDVO	Equity Contracts	Options Written	22,626,814	(549,521)
IDVO	Equity Contracts	Options Written	5,586,452	88,789
NDIV	Equity Contracts	Options Written	(613,555)	(66,423)
ETTY	Equity Contracts	Options Purchased(a)	(230,510)	66,555
ETTY	Equity Contracts	Options Written	(944,703)	132,321
EHY	Equity Contracts	Options Purchased(a)	(337,327)	149,810
EHY	Equity Contracts	Options Written	(1,377,093)	247,839
HAKY	Equity Contracts	Options Purchased(a)	(8,419)	(13,335)
HAKY	Equity Contracts	Options Written	(29,939)	24,528
CNBS	Equity Contracts	Swaps	(10,565,872)	(12,563,891)
SLJY	Equity Contracts	Options Purchased(a)	162,771	(762,542)
SLJY	Equity Contracts	Options Written	195,129	648,846
SOLM	Equity Contracts	Options Purchased(a)	(189,949)	(58,916)
SOLM	Equity Contracts	Options Written	(286,074)	42,311
TLTP	Equity Contracts	Options Written	413,343	(26,935)
XRPM	Equity Contracts	Options Purchased(a)	(1,134,019)	(460,321)
XRPM	Equity Contracts	Options Written	(1,246,545)	405,915

(a)	Realized and unrealized gain (loss) on options purchased is included within the net realized and unrealized gain (loss) on investments balance on the Statements of Operations.
The average monthly value of derivative activity during the period ended March 31, 2026 is as follows:

Fund	Average Market Value - Options Written	Average Market Value - Options Purchased	Average Notional Value - Total Return Swaps
BITY	$(1,238,917)	$940,567	$—
BAGY	(1,287,374)	999,960	—
SWAN	—	47,225,068	—
ISWN	—	4,901,029	—
TLTP	(57,399)	—	—
HCOW	(112,089)	—	5,146,032
DIVO	(3,868,187)	—	—
QDVO	(5,675,815)	—	—
IDVO	(1,123,947)	—	—
NDIV	(131,766)	—	—
ETTY	(336,079)	125,349	—
EHY	(487,812)	203,429	—
HAKY	(29,398)	12,482	—

163

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

Fund	Average Market Value - Options Written	Average Market Value - Options Purchased	Average Notional Value - Total Return Swaps
CNBS	$—	$—	$68,876,529
SLJY	(1,630,972)	1,445,037	—
SOLM	(125,507)	45,314	—
XRPM	(784,525)	324,246	—

OFFSETTING ASSETS AND LIABILITIES – The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
Description/Counterparty				Financial Instruments	Collateral Received
CNBS
Swaps Executed
National Bank of Canada Financial, Inc.	$423,057	$423,057	$—	$ —	$—	$ —

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
Description/Counterparty				Financial Instruments	Collateral Pledged
CNBS
Swaps Executed
National Bank of Canada Financial, Inc.	$3,506,997	$423,057	$3,083,940	$ —	$3,083,940	$ —
Nomura Global Financial Products, Inc.	241,792	—	241,792	—	241,792	—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
SHORT POSITIONS – When a Fund sells a security it does not own (known as a “short” position), it must buy or borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short, if any, are included in the Statements of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Funds, if any, are displayed in the Expenses section of the Statements of Operations.

164

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
SHARE VALUATION – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.
USE OF ESTIMATES – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
FOREIGN CURRENCY TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.
Distributions received from YYY’s and YYYM’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.
GUARANTEES AND INDEMNIFICATIONS – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.
ORGANIZATIONAL AND OFFERING COSTS – All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.

165

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
3. AGREEMENTS
The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it (with the exception of CNBS), including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Advisory Fee	Fund	Advisory Fee
AIEQ	0.75%	ETHO	0.45%
MJ	0.75%	HAKY	0.65%
BITY	0.65%	SILJ	0.69%
BAGY	0.65%	BATT	0.59%
SWAN	0.49%	YYYM	0.50%
ISWN	0.49%	IBUY	0.65%
BLOK	0.70%	SOFR	0.20%
AIVC	0.59%	USNG	0.59%
ITEQ	0.75%	CNBS	0.65%
COWS	0.39%	SLJY	0.75%
YYY	0.50%	SMAP	0.60%
HCOW	0.65%	SOLM	0.75%
DIVO	0.55%	STBQ	0.69%
QDVO	0.55%	TLTP	0.30%
IDVO	0.65%	TKNQ	0.69%
HACK	0.60%	AWAY	0.75%
IPAY	0.75%	GAMR	0.59%
NDIV	0.59%	THNR	0.59%
ETTY	0.75%	XRPM	0.75%
EHY	0.75%

Pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. For the period ended March 31, 2026, the Adviser’s management fee was reduced by $62,525, the Adviser paid none of the Fund’s expenses. This contractual agreement expires on March 1, 2027. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Recoupment Expiration	Amount of Recoupment
October 31, 2026	$202,832
September 30, 2027	180,092
September 30, 2028	187,742
September 30, 2029	62,525

166

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
The Adviser has contractually agreed to waive the proportionate amount of the MJ’s advisory fee as applied to the net assets of the Fund invested in CNBS, for which the Adviser also serves as investment adviser. As a result, the Adviser receives no management fee from assets of CNBS invested in MJ. For the period ended March 31, 2026, the Adviser’s management fee was reduced by $286,204.
For the period October 1, 2025, to January 27, 2026, COWS was obligated to pay the Adviser 0.39% at an annual rate of average daily net assets with an agreement to waive its management fee by 0.39%. Effective January 28, 2026, pursuant to a contractual agreement between the Trust, on behalf of COWS, management fees paid to the Adviser were reduced by 0.20% so the Fund’s total annual operating expenses will not exceed 0.19% of assets under management, for assets up to $100 million, through January 28, 2027.. For the period ended March 31, 2026, the Adviser’s management fee was reduced by $41,365. The Adviser is not eligible to recoup these amounts.
The Adviser has contractually agreed to waive the proportionate amount of the COWS’s advisory fee as applied to the net assets of the Fund invested in HCOW, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.46% from assets of HCOW invested in COWS. For the period ended March 31, 2026, the Advisor’s management fee was reduced by $199.
The Adviser has contractually agreed to waive the proportionate amount of the DIVO’s advisory fee as applied to the net assets of the Fund invested in SOFR, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.35% from assets of SOFR invested in DIVO. For the period ended March 31, 2026, the Adviser’s management fee was reduced by $253,807.
The Adviser has contractually agreed to waive the proportionate amount of the IDVO’s advisory fee as applied to the net assets of the Fund invested in SOFR, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.45% from assets of SOFR invested in IDVO. For the period ended March 31, 2026, the Adviser’s management fee was reduced by $13,952.
The Adviser has contractually agreed to waive the proportionate amount of the SLJY’s advisory fee as applied to the net assets of the Fund invested in SILJ, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.06% from assets of SILJ invested in SLJY. For the period ended March 31, 2026, the Adviser’s management fee was reduced by $18,624.
The Adviser has contractually agreed to waive the proportionate amount of the QDVO’s advisory fee as applied to the net assets of the Fund invested in SOFR, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.34% from assets of SILJ invested in SLJY. For the period ended March 31, 2026, the Adviser’s management fee was reduced by $12,276.
The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”), Capital Wealth Planning, LLC (“CWP”), Seymour Asset management, LLC “SAM”), Tidal Investments, a Tidal Financial Group company (“Tidal”), Cerity Partners, LLC (“Cerity”), Kelly Strategic Management, LLC (“Kelly Intelligence”), Samsung Asset Management (“Samsung”), and Curi Capital, LLC (“Curi Capital”) serve as Sub-Advisers to Funds in the Trust. The Sub-Advisers for each Fund is as follows:

	Sub-Adviser(s)		Sub-Adviser(s)
AIEQ	Tidal	ETHO	Tidal
MJ	Tidal/SAM	HAKY	Tidal
BITY	Penserra/Kelly	SILJ	Tidal
BAGY	Penserra/Kelly	BATT	Tidal
SWAN	Cerity/Tidal	YYYM	Penserra
ISWN	Cerity/Tidal	IBUY	Penserra
BLOK	Tidal	SOFR	Samsung Asset Management
AIVC	Penserra	USNG	Samsung Asset Management
ITEQ	Tidal	CNBS	Tidal / SAM
COWS	Penserra/Kelly	SLJY	Tidal
YYY	Penserra	SMAP	Penserra/Curi Capital

167

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

	Sub-Adviser(s)		Sub-Adviser(s)
HCOW	Penserra/Kelly	SOLM	Penserra/Kelly
DIVO	Penserra/CWP	STBQ	Penserra
QDVO	Penserra/CWP	TLTP	Samsung Asset Management
IDVO	Penserra/CWP/SAM	TKNQ	Penserra
HACK	Penserra	AWAY	Tidal
IPAY	Penserra	GAMR	Penserra
NDIV	Tidal	THNR	Penserra
ETTY	Penserra/Kelly	XRPM	Penserra/Kelly
EHY	Penserra/Kelly

Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, Tidal, Cerity, CWP, SAM, Kelly Intelligence, Samsung, and Curi Capital are paid by the Adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent (“Securities Lending Agent”).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
Certain officers and Trustees of the Trust are also officers or employees of the Adviser or its affiliates. The Chief Compliance Officer and the Principal Financial Officer of the Adviser provide services to CNBS and the Adviser is entitled to receive reimbursement from CNBS for their services pursuant to its fee arrangements with CNBS.
4. SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.
The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of March 31, 2026, the Funds listed in the below table had loaned securities and received cash collateral for the loans. All of the securities on loan were classified as common stocks. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents. The value of the securities on loan and the related collateral as of March 31, 2026, are disclosed in each Fund’s Schedule of Investments and Statement of Assets and Liabilities.

168

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
As of March 31, 2026, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
AIEQ	$—	$—
MJ	30,128,313	30,257,337(a)
BITY	—	—
BAGY	—	—
SWAN	—	—
ISWN	—	—
BLOK	71,820,442	68,431,144(a)
AIVC	—	—
ITEQ	11,729,975	11,688,918(a)
COWS	—	—
YYY	6,705,113	6,767,612(a)
HCOW	—	—
DIVO	—	—
QDVO	—	—
IDVO	104,173,506	103,522,789(a)
HACK	14,482,492	13,917,111(b)
IPAY	1,526,329	2,567,478(a)
NDIV	1,131,382	1,165,979(a)
ETHO	511,600	521,930(a)
SILJ	215,173,920	197,278,981(a)
BATT	1,256,255	1,223,625(a)
IBUY	2,587,077	3,817,417(a)
SOFR	—	—
USNG	97,954	100,558(a)
CNBS	96,042	118,200(a)
SLJY	—	—
SMAP	10,703	10,181(a)
STBQ	6,204	6,112(a)
TLTP	—	—
AWAY	954,604	883,225(a)
GAMR	—	—
THNR	—	—

(a)
The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such ogligations.

(b)
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the schedule of investments, which has an overnight and continuous maturity. The investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
5. REPURCHASE AGREEMENTS
SOFR will enter into repurchase agreements. A repurchase agreement is an agreement to purchase a security from a party at one price and a simultaneous agreement to sell it back to the original party at an agreed-upon price, typically representing the purchase price plus interest. Repos may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. A Fund’s investment return on such transactions will depend on the

169

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
counterparty’s willingness and ability to perform its obligations under a repo. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, a Fund may have to borrow cash, subject to certain legal limits, or realize a loss.
Due to the absence of a master netting agreement related to SOFR’s participation in repurchase agreements, no additional offsetting disclosures have been made on behalf of the Fund.

Fund	Seller	Weighted Average Days to Maturity
SOFR	Buckler Securities, LLC	0.68
SOFR	Clear Street LLC	0.19
SOFR	Curvature Securities, LLC	0.15
SOFR	Mirae Asset Securities (USA) Inc.	0.32

6. INVESTMENT TRANSACTIONS
For the period ended March 31, 2026, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
AIEQ	$313,728,314	$314,266,090	$1,119,512	$4,330,239	$—	$—
MJ	12,615,265	15,122,871	—	14,435,569	—	—
BITY	700,299	611,678	—	—	—	—
BAGY	—	—	—	—	—	—
SWAN	154,364,608	59,179,396	—	—	136,048,663	42,122,508
ISWN	6,482,265	6,518,631	—	—	4,853,037	3,502,861
BLOK	344,102,127	313,996,488	101,265,546	270,147,671	—	—
AIVC	9,311,667	9,270,868	2,880,434	2,885,245	—	—
ITEQ	14,247,858	15,162,742	14,150,549	8,557,549	—	—
COWS	51,238,789	50,974,387	14,908,323	8,364,555	—	—
YYY	224,607,001	211,391,222	128,042,907	52,893,393	—	—
HCOW	40,415,068	40,056,421	2,875,472	1,467,427	—	—
DIVO	2,217,399,949	2,080,042,654	1,331,749,146	104,669,150	—	—
QDVO	408,380,520	394,843,765	324,608,033	16,303,840	—	—
IDVO	383,140,449	389,151,023	539,915,822	7,344,887	—	—
HACK	320,345,455	335,204,642	222,214,812	356,564,975	—	—
IPAY	28,917,360	30,850,075	4,652,055	43,240,376	—	—
NDIV	7,359,367	7,454,848	12,607,818	2,044,323	—	—
ETTY	1,125,692	125,550	—	—	—	—
EHY	—	—	—	—	—	—
ETHO	5,894,423	6,404,559	3,386,277	9,955,897	—	—
HAKY	1,694,678	292,833	1,432,571	932,794	—	—
SILJ	745,030,671	839,590,552	1,568,332,579	936,808,943	—	—
BATT	37,946,107	33,083,423	20,344,900	8,833,670	—	—
YYYM	—	—	397,847	—	—	—
IBUY	28,049,342	28,855,242	—	22,883,660	—	—
SOFR	—	—	—	—	—	—
USNG	50,699	20,511	798,161	—	—	—
CNBS	511,814	788,697	466,168	2,362,321	—	—
SLJY	2,766,249	3,180,018	22,930,958	606,075	—	—
SMAP	160,481	174,782	619,310	653,750	—	—

170

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
SOLM	$517,430	$59,238	$—	$—	$—	$—
STBQ	767,287	419,582	975,267	—	—	—
TLTP	9,251,566	1,866,750	12,557,516	1,311,968	6,340,130	2,099,759
TKNQ	550,449	151,859	566,612	—	—	—
AWAY	5,870,991	6,554,788	3,721,562	10,128,962	—	—
GAMR	10,864,957	10,871,237	—	4,252,891	—	—
THNR	904,707	953,861	1,394,717	416,307	—	—
XRPM	2,572,706	4,684	—	—	—	—

7. TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Amplify Seymour Cannabis ETF	Amplify Alternative Harvest ETF
Value at September 30, 2025	$93,053,212
Purchases at Cost	2,081,290
Proceeds from Sales	(16,590,394)
Net Realized Gain (Loss)	859,249
Change in Unrealized Appreciation/(Depreciation)	(22,641,387)
Value at March 31, 2026	$56,761,970
Shares held at March 31, 2026	2,575,407
Dividend Income	$—

Investments in Amplify Cash Flow Dividend Leaders ETF	Amplify COWS Covered Call ETF
Value at September 30, 2025	$494,641
Purchases at Cost	725,505
Proceeds from Sales	(610,407)
Net Realized Gain (Loss)	5,321
Change in Unrealized Appreciation/(Depreciation)	(9,311)
Value at March 31, 2026	$605,749
Shares held at March 31, 2026	18,361
Dividend Income	$2,816

Investments in Amplify Samsung SOFR ETF	Amplify CWP Enhanced Dividend Income ETF
Value at September 30, 2025	$190,529,857
Purchases at Cost	101,751,871
Proceeds from Sales	(1,182,175)
Net Realized Gain (Loss)	2,086
Change in Unrealized Appreciation/(Depreciation)	(192,131)
Value at March 31, 2026	$290,909,508
Shares held at March 31, 2026	2,904,883
Dividend Income	$4,962,660

171

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

Investments in Amplify Samsung SOFR ETF	Amplify CWP Enhanced Dividend Income ETF
Value at September 30, 2025	$—
Purchases at Cost	16,230,895
Proceeds from Sales	(412,756)
Net Realized Gain (Loss)	524
Change in Unrealized Appreciation/(Depreciation)	(27,099)
Value at March 31, 2026	$15,791,564
Shares held at March 31, 2026	157,687
Dividend Income	$255,583

Investments in Amplify Samsung SOFR ETF	Amplify CWP International Enhanced Dividend Income ETF
Value at September 30, 2025	$2,241,893
Purchases at Cost	18,571,446
Proceeds from Sales	(162,159)
Net Realized Gain (Loss)	360
Change in Unrealized Appreciation/(Depreciation)	(29,982)
Value at March 31, 2026	$20,621,558
Shares held at March 31, 2026	205,917
Dividend Income	$290,330

Investments in Amplify Junior Silver Miners ETF	Amplify SILJ Covered Call ETF
Value at September 30, 2025	$1,655,737
Purchases at Cost	6,154,913
Proceeds from Sales	132,929
Net Realized Gain (Loss)	(332,511)
Change in Unrealized Appreciation/(Depreciation)	629,805
Value at March 31, 2026	$8,240,873
Shares held at March 31, 2026	279,115
Dividend Income	$96,069

8. FEDERAL INCOME TAXES
As of and during the year ended September 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended September 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any interest or penalties.
The tax composition of distributions paid during the year ended September 30, 2025 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
AIEQ	$34,780	$—	$—
MJ	1,672,373	—	—
BITY	104,927	—	973,433
BAGY	106,312	—	1,050,786
SWAN	7,734,956	—	—
ISWN	1,003,363	—	—

172

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

	Ordinary Income	Capital Gains	Return of Capital
AIVC	$46,500	$—	$—
TLTP	466,496	—	568,448
ITEQ	10,561	—	—
COWS	507,389	—	—
HCOW	12,952	—	1,009,374
DIVO	143,284,642	62,451,313	—
QDVO	241,397	—	8,809,436
IDVO	5,891,023	1,745,147	7,089,912
HACK	1,382,715	—	—
IPAY	2,433,538	—	—
ETHO	445,673	—	—
YYY	31,706,887	—	37,293,113
SILJ	60,317,682	—	—
BATT	2,077,324	—	—
NDIV	378,205	31,492	369,430
IBUY	—	—	—
SOFR	11,042,808	—	231,826
USNG	26,864	—	591
CNBS	5,578,775	—	—
SLJY	1,258	20,925	135,009
SMAP	4,861	—	1,164
BLOK	49,345,165	—	—
AWAY	—	—	—
GAMR	227,895	—	—
THNR	39,582	—	—

The tax composition of distributions paid during the period/year ended September 30, 2024 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
AIEQ	$761,524	$—	$—
MJ	20,532,956	—	2,852,668
SWAN	5,212,897	—	—
ISWN	1,144,842	—	—
AIVC	6,153	—	—
ITEQ	—	—	—
COWS	260,749	—	—
HCOW	28,309	—	179,023
DIVO	125,839,017	14,745,670	—
QDVO	27,703	—	31,820
IDVO	2,734,332	—	3,190,333
HACK	3,564,023	—	—
ETHO	2,183,651	—	82,109
YYY	35,057,043	—	14,916,957
SILJ	60,499	—	—
BATT	3,657,984	—	—
IPAY	416,255	—	—
NDIV	483,774	—	188,984

173

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

	Ordinary Income	Capital Gains	Return of Capital
IBUY	$—	$—	$—
SOFR	7,066,684	—	—
CNBS	—	—	—
BLOK	12,491,001	—	—
AWAY	238,899	—	13,494
GAMR	32,197	—	—
THNR	—	—	—

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.
The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of September 30, 2025 was as follows:

	AIEQ	MJ	BITY	BAGY	SWAN
Tax cost of investments	$109,538,417	$268,640,931	$21,435,602	$16,843,517	$252,260,503
Gross tax unrealized appreciation	9,462,539	62,183,744	371,522	422,386	14,611,405
Gross tax unrealized depreciation	(2,034,602)	(67,797,531)	(40)	(154)	(2,896,978)
Net tax unrealized appreciation (depreciation)	7,427,937	(5,613,787)	371,482	422,232	11,714,427
Undistributed ordinary income	505,217	2,995,489	—	—	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	505,217	2,995,489	—	—	—
Other accumulated gain (loss)	(24,462,817)	(1,884,829,535)	227,947	(20,697)	(77,926,681)
Distributable earnings/(accumulated deficit)	$(16,529,663)	$(1,887,447,833)	$599,429	$401,535	$(66,212,254)

	ISWN	AIVC	TLTP	ITEQ	COWS
Tax cost of investments	$31,004,339	$24,451,559	$11,769,874	$113,274,524	$23,090,380
Gross tax unrealized appreciation	2,138,411	8,052,082	88,553	28,955,784	1,470,189
Gross tax unrealized depreciation	(164,036)	(778,600)	(306,709)	(31,130,341)	(1,025,642)
Net tax unrealized appreciation (depreciation)	1,974,375	7,273,482	(218,156)	(2,174,557)	444,547
Undistributed ordinary income	—	—	—	707,995	553
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	—	—	707,995	553
Other accumulated gain (loss)	(11,166,537)	(15,807,440)	(65,535)	(41,937,893)	(1,371,488)
Distributable earnings/(accumulated deficit)	$(9,192,162)	$(8,533,958)	$(283,691)	$(43,404,455)	$(926,388)

	HCOW	DIVO	QDVO	IDVO	HACK
Tax cost of investments	$13,074,339	$4,410,407,708	$303,530,092	$420,389,580	$1,766,727,991
Gross tax unrealized appreciation	564,765	909,432,120	26,571,165	78,386,426	709,507,305
Gross tax unrealized depreciation	(548,436)	(62,176,504)	(6,602,853)	(5,344,436)	(149,333,286)
Net tax unrealized appreciation (depreciation)	16,329	847,255,616	19,968,312	73,041,990	560,174,019
Undistributed ordinary income		54,743,450	—	—	374,809
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	54,743,450	—	—	374,809
Other accumulated gain (loss)	(237,155)	(11,426,136)	(2,337,649)	85,212	(328,536,815)
Distributable earnings/(accumulated deficit)	$(220,826)	$890,572,930	$17,630,663	$73,127,202	$232,012,013

174

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

	IPAY	ETHO	YYY	SILJ	BATT
Tax cost of investments	$300,521,460	$139,132,395	$617,905,911	$1,676,137,955	$75,205,208
Gross tax unrealized appreciation	52,673,486	34,273,229	47,649,798	1,196,804,996	23,973,192
Gross tax unrealized depreciation	(81,244,875)	(16,229,304)	(21,587,600)	(146,570,761)	(16,910,616)
Net tax unrealized appreciation (depreciation)	(28,571,389)	18,043,925	26,062,198	1,050,234,235	7,062,576
Undistributed ordinary income	1,725,388	1,006,459	—	71,162,605	1,530,181
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	1,725,388	1,006,459	—	71,162,605	1,530,181
Other accumulated gain (loss)	(299,612,518)	(34,238,175)	(87,647,778)	(462,523,074)	(111,975,883)
Distributable earnings/(accumulated deficit)	$(326,458,519)	$(15,187,791)	$(61,585,580)	$658,873,766	$(103,383,126)

	NDIV	IBUY	SOFR	USNG	CNBS
Tax cost of investments	$12,748,506	$181,062,749	$275,366,217	$3,641,330	$107,754,902
Gross tax unrealized appreciation	414,079	46,271,837	—	422,007	7,798,861
Gross tax unrealized depreciation	(1,393,388)	(56,737,223)	—	(26,393)	(16,015,852)
Net tax unrealized appreciation (depreciation)	(979,309)	(10,465,386)	—	395,614	(8,216,991)
Undistributed ordinary income	—	153,749	—	—	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	153,749	—	—	—
Other accumulated gain (loss)	—	(391,500,057)	—	(1,995)	(75,913,890)
Distributable earnings/(accumulated deficit)	$(979,309)	$(401,811,694)	$—	$393,619	$(84,130,881)

	SLJY	SMAP	BLOK	AWAY	GAMR
Tax cost of investments	$7,740,846	$1,212,823	$1,286,421,950	$47,636,807	$36,946,821
Gross tax unrealized appreciation	742,811	126,751	477,470,929	5,797,062	14,228,576
Gross tax unrealized depreciation	(34,930)	(91,391)	(171,102,157)	(12,154,853)	(829,126)
Net tax unrealized appreciation (depreciation)	707,881	35,360	306,368,772	(6,357,791)	13,399,450
Undistributed ordinary income	—		7,906,687	—	221,351
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	—	7,906,687	—	221,351
Other accumulated gain (loss)	(286,437)	(26,369)	(345,837,083)	(141,936,568)	(48,747,509)
Distributable earnings/(accumulated deficit)	$421,444	$8,991	$(31,561,624)	$(148,294,359)	$(35,126,708)

THNR
Tax cost of investments	$3,391,274
Gross tax unrealized appreciation	248,337
Gross tax unrealized depreciation	(563,790)
Net tax unrealized appreciation (depreciation)	(315,453)
Undistributed ordinary income	50,574
Undistributed long-term capital gain	—
Total accumulated gain	50,574
Other accumulated gain (loss)	(323,282)
Distributable earnings/(accumulated deficit)	$(588,161)

175

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
The difference between book and tax-basis cost is attributable to the deferral on wash sales, passive foreign investment companies, deferral on straddles and Swap mark-to-market, and partnership basis adjustments.
At September 30, 2025, the Funds deferred, on a tax basis, late year ordinary losses and capital losses of:

	Late Year Ordinary Loss Deferral	Late Year Capital Loss Deferral
AIEQ	$—	$ —
MJ	—	—
BITY	—	—
BAGY	—	—
SWAN	—	—
ISWN	—	—
AIVC	2,223	—
TLTP	—	—
ITEQ	—	—
COWS	—	—
HCOW	—	—
DIVO	—	—
QDVO	—	—
IDVO	—	—
HACK	—	—
IPAY	—	—
ETHO	—	—
YYY	—	—
SILJ	—	—
BATT	—	—
NDIV	—	—
IBUY	—	—
SOFR	—	—
USNG	—	—
CNBS	10,346,463	—
SLJY	—	—
SMAP	—	—
BLOK	—	—
AWAY	5,850	—
GAMR	—	—
THNR	—	—

At September 30, 2025, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
AIEQ	$(24,462,817)	$—	Unlimited
MJ	(453,188,151)	(1,431,641,384)	Unlimited
BITY	—	—	Unlimited
BAGY	(141,166)	—	Unlimited
SWAN	(72,685,474)	(5,241,207)	Unlimited
ISWN	(9,870,007)	(1,296,530)	Unlimited
AIVC	(1,500,237)	(14,305,286)	Unlimited
TLTP	—	—	Unlimited
ITEQ	(11,630,622)	(30,307,285)	Unlimited
COWS	(1,027,226)	(344,262)	Unlimited

176

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

	Short-Term	Long-Term	Expires
HCOW	$(89,920)	$—	Unlimited
DIVO	—	—	Unlimited
QDVO	—	(1,495,024)	Unlimited
IDVO	—	—	Unlimited
HACK	(153,067,477)	(175,470,069)	Unlimited
IPAY	(68,849,765)	(230,763,612)	Unlimited
ETHO	(12,419,925)	(21,818,250)	Unlimited
YYY	(24,974,897)	(62,672,881)	Unlimited
SILJ	(201,597,322)	(260,922,837)	Unlimited
BATT	(36,533,727)	(75,444,823)	Unlimited
NDIV	—	—	Unlimited
IBUY	(120,973,344)	(270,527,037)	Unlimited
SOFR	—	—	Unlimited
USNG	(1,995)	—	Unlimited
CNBS	—	(65,567,427)	Unlimited
SLJY	—	—	Unlimited
SMAP	(26,369)	—	Unlimited
BLOK	(69,177,977)	(276,677,711)	Unlimited
AWAY	(57,948,007)	(83,982,806)	Unlimited
GAMR	(14,703,292)	(34,045,889)	Unlimited
THNR	(172,336)	(151,142)	Unlimited

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to net operating losses, prior year return of capital true ups, and redemption in-kind transactions. For the year ended September 30, 2025 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AIEQ	$(320,618)	$320,618
MJ	6,170,958	(6,170,958)
BITY	1,648	(1,648)
BAGY	—	—
SWAN	3,053	(3,053)
ISWN	9	(9)
AIVC	(2,923,372)	2,923,372
TLTP	(4,262)	4,262
ITEQ	(2,789,800)	2,789,800
COWS	(2,857,967)	2,857,967
HCOW	(504,451)	504,451
DIVO	(37,894,491)	37,894,491
QDVO	(3,637,920)	3,637,920
IDVO	(1,880,395)	1,880,395
HACK	(115,906,516)	115,906,516
IPAY	(15,822,201)	15,822,201
ETHO	(5,539,601)	5,539,601
YYY	4,306,049	(4,306,049)
SILJ	(204,947,493)	204,947,493
BATT	(902,353)	902,353
NDIV	(1,134,695)	1,134,695
IBUY	(11,586,610)	11,586,610

177

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
SOFR	$—	$—
USNG	(32,038)	32,038
CNBS	5,630,424	(5,630,424)
SLJY	(266,655)	266,655
SMAP	—	—
BLOK	(52,289,822)	52,289,822
AWAY	(2,244,515)	2,244,515
GAMR	(1,994,495)	1,994,495
THNR	(68,499)	68,499

During the year ended September 30, 2025, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

Year/Period Ended September 30, 2025
AIEQ	$320,617
MJ	(6,170,958)
BITY	—
BAGY	—
SWAN	(2,955)
ISWN	—
AIVC	2,923,372
TLTP	4,262
ITEQ	2,789,800
COWS	2,816,262
HCOW	504,451
DIVO	34,633,911
QDVO	3,638,031
IDVO	1,880,395
HACK	115,906,516
IPAY	15,822,201
ETHO	5,532,204
YYY	(522,999)
SILJ	204,775,410
BATT	902,353
NDIV	1,134,695
IBUY	11,586,610
SOFR	—
USNG	32,038
CNBS	(5,630,424)
SLJY	266,655
SMAP	—
BLOK	52,289,822
AWAY	2,343,725
GAMR	1,994,495
THNR	68,500

178

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2026(Continued)
9. REVERSE STOCK SPLIT
During the year ended September 30, 2025, the following Fund’s shares were adjusted to reflect reverse stock splits. The effect of these reverse stock splits was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. All historical per share information has been retroactively adjusted to reflect these reverse stock splits. Set forth below are details regarding the reverse splits effected on February 21, 2025.

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
MJ	February 21, 2025	1 for 12	2.10	25.21	69,200,000	5,766,667
CNBS	February 21, 2025	1 for 12	1.75	20.93	39,300,000	3,275,000

10. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s).  Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
11. SUBSEQUENT EVENTS
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment. other than the below:
Effective May 28, 2026, AIVC will change its name to Amplify Bloomberg AI Equal Weight ETF and the name of the Index will change to “Bloomberg AI Value Chain Equal Weight Index.”
Effective May 28, 2026, STBQ will change its name to Amplify Stablecoin Technology Leaders ETF and the name of the Index will change to “MarketVector Stablecoin Technology Leaders Index.”
Effective May 28, 2026, TKNQ will change its name to Amplify Tokenization Technology Leaders ETF and the name of the Index will change to “MarketVector Tokenization Technology Leaders Index.”

179

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.5%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AIEQ	47.24%
MJ	2.92%
BITY	0.00%
BAGY	0.00%
SWAN	0.00%
ISWN	0.00%
AIVC	100.00%
TLTP	0.00%
ITEQ	100.00%
COWS	94.07%
HCOW	100.00%
DIVO	41.04%
QDVO	100.00%
IDVO	83.30%
HACK	100.00%
IPAY	76.87%
ETHO	100.00%
YYY	15.89%
SILJ	6.47%
BATT	46.98%
NDIV	100.00%
IBUY	0.00%
SOFR	0.00%
USNG	0.00%
CNBS	0.00%
SLJY	0.91%
SMAP	100.00%
BLOK	11.63%
AWAY	0.00%
GAMR	88.34%
THNR	46.27%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2025 was as follows:

AIEQ	67.87%
MJ	0.72%
BITY	0.00%
BAGY	0.00%
SWAN	0.00%
ISWN	0.00%
AIVC	100.00%
TLTP	0.22%

180

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)

ITEQ	52.21%
COWS	93.79%
HCOW	100.00%
DIVO	40.57%
QDVO	100.00%
IDVO	4.06%
HACK	100.00%
IPAY	70.28%
ETHO	100.00%
YYY	1.01%
SILJ	0.60%
BATT	1.45%
NDIV	65.60%
IBUY	0.00%
SOFR	0.00%
USNG	0.00%
CNBS	0.00%
SLJY	0.00%
SMAP	0.00%
BLOK	6.67%
AWAY	0.00%
GAMR	19.78%
THNR	21.01%

Short Term Capital Gains
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

AIEQ	0.00%
MJ	0.00%
BITY	9.81%
BAGY	0.00%
SWAN	0.00%
ISWN	0.00%
AIVC	0.00%
TLTP	40.05%
ITEQ	0.00%
COWS	0.00%
HCOW	0.00%
DIVO	85.77%
QDVO	0.00%
IDVO	0.00%
HACK	0.00%
IPAY	0.00%
ETHO	0.00%
YYY	0.00%
SILJ	0.00%
BATT	0.00%

181

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)

NDIV	0.00%
IBUY	0.00%
SOFR	0.00%
USNG	0.00%
CNBS	0.00%
SLJY	0.00%
SMAP	0.00%
BLOK	0.00%
AWAY	0.00%
GAMR	0.00%
THNR	63.35%

Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the year ended September 30, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BATT	$59,915	$0.1481	94.42%
IDVO	464,840	0.4314	93.62%
ITEQ	55,863	0.2233	89.21%
SILJ	649,677	0.0809	93.95%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
Principal Risks
AGRICULTURE COMPANIES RISK (NDIV)
Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production, profitability and trade flows are significantly affected by government policies and regulations. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations.
ARTIFICIAL INTELLIGENCE RISK (AIEQ and AIVC)
Investing in companies involved in artificial intelligence presents unique risks, including exposure to limited markets, rapid technological change, and evolving government regulation. Such companies may have restricted product lines, financial resources, or personnel, which can lead to increased volatility in their securities, particularly for smaller or start-up firms. Rapid advancements in technology may materially affect operating results, and reliance on intellectual property protections may not prevent competitors from developing similar or superior technologies. Significant expenditures on research and development may not result in successful products or services.

182

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
BIOTECHNOLOGY COMPANIES RISK (CNBS and MJ)
A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.
BITCOIN RISK (BAGY, BITY, and BLOK)
Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The value of bitcoin has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The slowing, stopping or reversing of the development of the Bitcoin network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact the digital asset trading venues on which bitcoin trades. The Bitcoin blockchain may contain flaws that can be exploited by hackers. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” Transactions of these holders may influence the price of bitcoin.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and the digital asset trading venues on which it trades are largely unregulated and highly fragmented and digital asset trading venues may be operating out of compliance with regulations. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin network or restrict the use of bitcoin.
The Bitcoin blockchain and its native crypto asset, bitcoin, face numerous challenges to gaining widespread adoption as an alternative payments system, including the slowness of transaction processing and finality, variability in transaction fees and volatility in bitcoin’s price. It is not clear that the Bitcoin blockchain or bitcoin can overcome these and other impediments, which could harm the long-term adoption of the Bitcoin blockchain and bitcoin as an alternative payment system, and thereby negatively impact the price of bitcoin.
BITCOIN ETF RISK (BAGY and BITY)
Bitcoin ETPs are exchange-traded investment products not registered under the 1940 Act that seek to generally match the performance of the price of bitcoin, and trade intra-day on a national securities exchange. Shares of Bitcoin ETPs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of Bitcoin ETPs is similar to the risk involved in the purchase or sale of an exchange traded fund, and generally reflect the risks of owning the underlying bitcoin and cash that the Bitcoin ETP holds. Bitcoin ETPs are subject to management fees and other fees that may increase their costs versus the costs of owning bitcoin directly. Bitcoin ETPs generally determine the price of bitcoin by reference to a benchmark rate or index, and therefore may not the global price of bitcoin, or the price of bitcoin on any one digital asset trading platform. In the event the price used by the Bitcoin ETP deviates from the global price of bitcoin, the Fund’s returns may be adversely affected.
BLOCKCHAIN COMPANIES RISK (STBQ and TKNQ)
Blockchain technology is relatively new and many of its uses may be untested. There is no assurance that widespread adoption of blockchain technology will occur, and the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchain technology. Companies relying heavily on blockchain technology may be subject to more volatility and less trading volume than securities of companies in more established industries. Companies that are developing applications of blockchain technology may not in fact do so or may not be able to capitalize on those blockchain technologies. A proliferation of recent companies attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual

183

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
property claims. The adoption of blockchain technology may be impaired by laws or regulations. Further, blockchain technology may be subject to future laws or regulations that may be difficult to predict. In addition, because blockchain functionality relies on the internet, a significant disruption of internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies. Certain features of blockchain technology may increase the risk of fraud or cyber-attack. Companies relying heavily on blockchain technology may be adversely affected by fluctuations in, and manipulation of, the price of digital assets and a lack of liquid markets or acceptance for certain digital assets or government policies.
BLOCKCHAIN INVESTMENTS RISK (BLOK)
An investment in companies actively engaged in blockchain technology may be subject to risks associated with this relative new technology, including, but not limited to theft, loss or destruction, cyber security incidents, developmental risk, intellectual property claims, lack of liquid markets, and possible manipulation of blockchain-based assets, uncertain regulatory environment, third party product defects or vulnerabilities and reliance on the Internet.
CALL OPTION STRATEGY RISK (BAGY, BITY, EHY, ETTY, SOLM, and XRPM)
The Fund will employ its call option strategy by writing call options on the Bitcoin ETP. The risk associated with a covered call option strategy is the risk that the Fund will forgo, during the option contract’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss of the underlying security should the price of the underlying security decline. In addition, as the Fund sells (writes) call option contracts over a greater portion of its portfolio, its ability to benefit from the potential for capital appreciation of the Bitcoin ETP becomes more limited. The writer of an option contract has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot affect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price in the case of physically settled options, or the cash value thereof in the case of cash-settled options.
CANNABIS INDUSTRY RISK (CNBS and MJ)
Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.
CHEMICALS INDUSTRY RISK (NDIV)
The chemicals industry includes companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the chemicals industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision may also affect companies in the chemicals industry.
CHINA RISK (BATT)
China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China’s economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other emerging economies. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the value of the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of

184

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
China’s key trading partners may have an adverse impact on the Chinese economy. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future, which could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
CLOUD TECHNOLOGY COMPANY RISK (AIVC)
Cloud Technology Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Technology Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Technology Companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Technology Companies may be concentrated in a particular country, region or industry.
CONCENTRATION RISK (AIEQ, AIVC, COWS, GAMR, IBUY, IPAY, ITEQ, MJ, SILJ, STBQ, THNR, TKNQ, and YYY)
To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.
CONSUMER DISCRETIONARY COMPANIES RISK (COWS)
Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.
CONSUMER STAPLES SECTOR RISK (DIVO, IBUY, and MJ)
Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. Such products include food, beverages, household items and tobacco. Consumer staples companies may be affected by the regulation of various product components and production methods, new laws, regulations or litigation, marketing campaigns, competitive pricing and other factors affecting consumer demand. Changes in the worldwide economy, demographics, consumer preferences and/or spending, exploration and production spending may adversely affect these companies, as well as natural and man-made disasters, political, social or labor unrest, world events and economic conditions.
COUNTERPARTY RISK (BAGY, BITY, BLOK, CNBS, COWS, DIVO, EHY, ETTY, HAKY, HCOW, QDVO, SLJY, SOFR, SOLM, STBQ, TKNQ, and XRPM)
Counterparty risk is the risk an issuer, guarantor or counterparty of a security held by the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. A counterparty’s inability to fulfill its obligation may result in financial losses to the Fund, which could be significant. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery.

185

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
COVERED CALL RISK (DIVO, HAKY, IDVO, and QDVO)
Covered call option strategy risk is the risk that the Fund will forgo, during the option contract’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss of the underlying security should the price of the underlying security decline. In addition, as the Fund sells (writes) covered call option contracts over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option contract has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot affect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
CRYPTOCURRENCY RISK (BAGY, BITY, and BLOK)
Cryptocurrencies operate without central authority or banks and are not backed by any government. They are often referred to as “virtual currency” or “digital currency,” and function as decentralized, peer-to-peer financial exchanges and value storage that are used like money. Cryptocurrencies are not legal tender. Federal, state, or foreign governments may restrict the use and exchange of cryptocurrencies, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware. Investment vehicles with exposure to cryptocurrencies such as bitcoin may be affected by the high volatility associated with such cryptocurrency exposure. Holdings in investment vehicles that hold cryptocurrency assets are subject to applicable limitations of regulatory regimes, which are subject to change. The investment vehicles through which exposure to cryptocurrencies is obtained may not be registered investment companies, and therefore, investors may not, as shareholders of such investment vehicles, receive the protections afforded to shareholders of an investment company under the 1940 Act in connection with their investment in such investment vehicles.
CUSTODY RISK (BAGY, BITY, EHY, and ETTY)
Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The bitcoin held by the Bitcoin ETPs’ custodian will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the Bitcoin ETPs’ bitcoins. To the extent that the Bitcoin ETPs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, a Bitcoin ETP’s bitcoins may be subject to theft, loss, destruction or other attack.
CYBER SECURITY RISK
The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.
DEBT SECURITIES RISK (YYYM)
Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

186

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
DEPOSITARY RECEIPTS RISK (CNBS, DIVO, HAKY, IBUY, IDVO, IPAY, ITEQ, NDIV, and THNR)
Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying non-U.S. securities. Certain countries may limit the ability to convert depositary into the underlying non-U.S. securities and vice versa, which may cause the securities of the non-U.S. company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
DERIVATIVES RISK (BATT, BLOK, CNBS, COWS, HCOW, SOFR, SWAN, and TLTP)
The use of derivative instruments, such as options contracts, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund’s portfolio manager uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than to hedge (or offset) the risk of a position or security held by the Fund. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. The Fund enters into option contracts pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Rule 18f-4 requires a Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon a Fund’s level of exposure to derivative instruments. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact its implementation of its investment strategies.
DIGITAL ASSET REGULATORY RISK (BAGY, BITY, EHY, ETTY, STBQ, and TKNQ)
There is a lack of consensus regarding the regulation of digital assets, including bitcoin, and their markets. As a result of the growth in the size of the digital asset market, as well as in response to several events that occurred in 2022, including the collapse of the algorithmic stablecoin TerraUSD and its paired crypto asset LUNA in May 2022 and the collapse and bankruptcy of FTX Trading Ltd., an offshore digital asset trading venue specializing in crypto derivatives in November 2022, each which contributed to a significant decline in the price of bitcoin, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and the digital asset markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by digital assets to investors. Ongoing and future regulatory actions with respect to digital assets generally or bitcoin in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of a Bitcoin ETP or the ability of the Bitcoin ETP to continue to operate.
DIGITAL ASSET TRADING PLATFORMS RISK (BAGY, BITY, EHY, and ETTY)
Digital asset platforms are relatively new and, in some cases, unregulated. Many operate outside the United States. Furthermore, while many prominent digital asset platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices and regulatory compliance, many digital asset platforms do not provide this information. Digital asset platforms may not be subject to, or may not comply with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset platforms, including prominent platforms that handle a significant volume of bitcoin trading.

187

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
DISTRIBUTION TAX RISK (BAGY, BITY, EHY, ETTY, HAKY, SLJY, and SOLM)
The Fund currently expects to make distributions on a monthly basis, a portion of which may be considered return of capital. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient cash flow. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Distributions not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable currently but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.
EMERGING MARKETS RISK (AIVC, AWAY, BATT, CNBS, GAMR, HACK, HAKY, IBUY, IDVO, IPAY, NDIV, and SILJ)
The Fund may invest in companies located in emerging market countries. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment.
ENERGY COMPANIES RISK (USNG)
The success of energy companies may be cyclical and highly dependent on energy prices. The market value of securities issued by energy companies may decline for many reasons, including, among other things, changes in the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, exchange rates, interest rates, economic conditions, tax treatment, energy conservation efforts, increased competition and technological advances. Energy companies may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of energy companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of energy companies. Energy companies may also operate in, or engage in transactions involving, countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters.
ENERGY SECTOR RISK (COWS, DIVO, IDVO, NDIV, and USNG)
The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by energy companies may decline for many reasons, including, but not limited to, changes in the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, exchange rates, interest rates, economic conditions, tax treatment, energy conservation efforts, increased competition and technological advances. Energy companies may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these

188

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
companies. A significant portion of the revenues of energy companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of energy companies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters.
EQUITY SECURITIES RISK (CNBS, COWS, DIVO, HAKY, HCOW, IBUY, IDVO, NDIV, QDVO, SLJY, STBQ, THNR, TKNQ, and TLTP)
The value of the Shares will fluctuate with changes in the value of the equity securities in which the Fund invests. Prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.
ESG RISK (ETHO and SMAP)
To the extent ESG factors are utilized to evaluate a fund’s investments, the consideration of such factors may adversely affect the fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which a fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. When integrating ESG factors into the investment process, a fund may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. The current lack of common standards may result in different approaches to integrating ESG factors. Any of these factors could adversely affect a fund’s performance.
ETHEREUM FUTURES ETF RISK (EHY and ETTY)
Ethereum Futures ETFs are exchange-traded investment products registered under the 1940 Act that seek investment results that correspond to the performance of ether primarily through investments in ether futures contracts. Ethereum Futures ETFs trade on a securities exchange, although the shares of an Ethereum Future ETF may, at times, trade at a premium or discount to its net asset value. Ethereum Future ETFs have managed exposure to ether futures contracts, which primarily consistent of standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”).
FAILURE TO QUALIFY AS A REGULATED INVESTMENT COMPANY RISK (SMAP and TLTP)
If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders.
FINANCIAL COMPANIES RISK (BLOK, COWS, DIVO, and IDVO)
Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.
FOREIGN INVESTMENT RISK
Securities issued by Non-U.S.  companies present risks beyond those of securities of U.S.  issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes

189

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.
FUND OF FUNDS RISK (YYY and YYYM)
Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.
FUTURES CONTRACT RISK (BLOK)
Risks of futures contracts include: (i)  an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.
GROWTH STOCKS RISK (QDVO)
Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividend payments that can help cushion its share price during declining markets. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
HEALTH CARE COMPANIES RISK (CNBS and MJ)
Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
INFLATION RISK
Inflation risk is the risk that the value of the Fund’s assets or income from investments held by the Fund will be less in the future since inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.
INFORMATION TECHNOLOGY COMPANIES RISK (BLOK, IBUY and HAKY)
Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product

190

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
INTERNET COMPANIES RISK (BLOK and IBUY)
Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.
INTEREST RATE RISK (BAGY, BITY, EHY, ETTY, SMAP, SOLM, SWAN, TLTP, and XRPM)
Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
IRREVOCABILITY OF TRANSACTIONS RISK (BAGY, BITY, EHY, and ETTY)
Bitcoin transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the Bitcoin blockchain, an incorrect transfer or theft of bitcoin generally will not be reversible and a Bitcoin ETP may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or criminal action, a Bitcoin ETP’s bitcoin could be transferred from the Bitcoin ETP’s account at its custodian in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.
ISRAELI COMPANIES RISK (ITEQ)
Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Israel’s relations with the Palestinian Authority and certain neighboring countries such as Lebanon, Syria and Iran, among others, have at times been strained due to territorial disputes, historical animosities or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy. In addition, U.S.-designated terrorist groups such as Hezbollah and Hamas operate in close proximity to Israel’s borders, and has resulted in armed conflicts that have a material negative impact on the country and has caused volatility for its economy. Furthermore, Israel’s economy is heavily dependent on trade relationships with key counterparties around the world, specifically the United States and European Union countries.
LARGE CAPITALIZATION COMPANIES RISK (DIVO, HCOW, IBUY, NDIV, QDVO, STBQ,
TKNQ, and USNG)
Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

191

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
LEVERAGE RISK (YYY and YYYM)
Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.
MARKET EVENTS RISK
Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.
In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.
Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.
MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY and YYYM)
The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.
MASTER LIMITED PARTNERSHIPS RISK (NDIV and USNG)
Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

192

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
MATERIALS SECTOR RISK (BATT and NDIV)
Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
METALS AND MINING COMPANIES RISK (BATT, NDIV, SILJ and SLJY)
Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.
MID-CAPITALIZATION RISK (ISWN)
Mid-capitalization companies may be less stable and more susceptible to adverse developments in comparison to large-capitalization companies. Additionally, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.
MINERAL AND RARE EARTH METAL MINING RISK (BATT)
The Fund is subject to certain risks associated with companies involved in mining. Competitive pressures may have a significant effect on the financial condition of such companies. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of green metals would particularly adversely affect the profitability of small- and medium-capitalization mining companies and their ability to secure financing. Furthermore, companies that are only in the exploration stage are typically unable to adopt specific strategies for controlling the impact of such price changes. A significant amount of the companies may be early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce these metals. Exploration and development involves significant financial risks over a significant period of time which even a combination of careful evaluation, experience and knowledge may not eliminate.
MLP TAX RISK (USNG)
In order to qualify as a regulated investment company for federal tax purposes, the Fund may invest no more than 25% of its total assets in the securities of qualified publicly traded partnerships, which generally include MLPs. If the Fund’s holdings of MLP interests exceeds 25% of its total assets as of the end of any quarter of any taxable year, then the Fund may lose its status as a regulated investment company. If the Fund’s holdings of MLP interests increases beyond 25% solely due to fluctuations in market value, then that increase will not cause the Fund to lose its status as a regulated investment company.

193

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
MOBILE PAYMENT COMPANIES RISK (IPAY)
Mobile payment companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile payment companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies.
MUNICIPAL BOND MARKET LIQUIDITY RISK (YYYM)
Inventories of municipal bonds held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market-making capacity has the potential to decrease an Underlying Fund’s ability to buy or sell municipal bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, an Underlying Fund may be forced to accept a lower price to sell a municipal bond, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.
NATURAL GAS COMPANIES RISK (USNG)
One of natural gas companies’ primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. For example, major natural gas customers such as industrial users and electric power generators often have the ability to switch between the use of coal, oil or natural gas. During periods when competing fuels are less expensive, the revenues of gas utility companies may decline with a corresponding impact on earnings. After years of booming production, natural gas firms have recently begun scaling back after record low prices and huge surpluses. Weather is another risk that may affect natural gas companies. Mild weather contributes to a scaled back demand for natural gas and declining stock prices for natural gas companies. The demand for natural gas correlates closely with general economic growth rates. The occurrence of recessions or other periods of low or negative economic growth will typically have a direct adverse impact on natural gas demand and natural gas prices. Natural gas companies are also sensitive to increased interest rates because of the capital intensive nature of their business. The demand for natural gas has traditionally been cyclical, with higher demand during winter months and lower demand during summer months. Natural gas prices are subject to volatile, sudden, unpredictable and/or temporary price movements over short periods of time.
NATURAL RESOURCES AND COMMODITY-RELATED INDUSTRIES (NDIV)
These industries can be significantly affected by (and often rapidly affected by) changes in the supply of, or demand for, various natural resources and commodities. Investments in natural resources companies, which include companies engaged in energy (oil, gas & consumable fuels), chemicals, agriculture, precious and industrial metals and mining, paper products, and timber can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. The Fund’s investments may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the industries listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s investments.
NON-CANNABIS RELATED BUSINESS RISK (CNBS and MJ)
Many of the companies in the Index are engaged in other lines of business unrelated to the activities identified in the principal investment strategies, above, and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of events in the other lines of business. In addition, a

194

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. There can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.
OIL AND GAS INDUSTRY RISK (NDIV)
Investments in the oil and gas industry can be significantly affected by worldwide energy prices, exploration costs and production spending. Oil and gas companies may be adversely affected by natural disasters or other catastrophes; changes in exchange rates, interest rates or economic conditions; technological developments, prices for competitive energy services and increased competition. Other risks may include changes in the actual or perceived availability of oil deposits; imposition of import controls, changes in tax treatment, or government regulation or government intervention; negative public perception; or unfavorable events in the regions where companies operate. Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Companies that own or operate gas pipelines are subject to certain risks, including pipeline and equipment leaks and ruptures, explosions, fires, unscheduled downtime, transportation interruptions, discharges or releases of toxic or hazardous gases and other environmental risks. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation.
ONLINE RETAIL RISK (IBUY)
Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.
OPTIONS CONTRACTS RISK (BAGY, BITY, EHY, ETTY, DIVO, HAKY, IDVO, ISWN, QDVO, SOLM, SWAN, and XRPM)
The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset of the option contract, and there may at times not be a liquid secondary market for certain option contracts.
PHARMACEUTICAL COMPANIES RISK (CNBS, MJ, and THNR)
Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.
POOLED INVESTMENT VEHICLE RISK (BLOK)
The Fund may invest in commodity-linked instruments, including ETFs and shares of other pooled investment vehicles. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying pooled investment vehicle. Pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in those commodities. The price and movement of a pooled investment vehicle designed to track an index may not track the index and may result in a loss. Certain pooled investment vehicles traded

195

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. Certain pooled investment vehicles may also not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk.
POSITION LIMITS RISK (BAGY, BITY, EHY, and ETTY)
The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as “position limits.” The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain Bitcoin ETP Options be aggregated with positions in certain other options for purposes of calculating position limits.
REIT RISK (AIEQ and SMAP)
Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the 1940 Act.
RISKS ASSOCIATED WITH INVESTMENTS IN SPACS (AIEQ)
Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.
RISKS ASSOCIATED WITH SPAC-DERIVED COMPANIES (AIEQ)
SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a potential business combination with a SPAC prior to investment by the Fund. The price of stocks invested in by the Fund may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

196

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
RUSSIAN AND UKRAINE SECURITIES RISK
The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.
SILVER EXPLORATION AND PRODUCTION INDUSTRY CONCENTRATION RISK (SILJ and SLJY)
The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. Companies in the sub-industry may be adversely affected by economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest). The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.
SILVER INVESTING RISK (SILJ and SLJY)
Silver prices have historically experienced significant and unpredictable fluctuations. Several factors may have the effect of causing a decline in the prices of silver and a corresponding decline in the price of the shares. Among them: (i) A change in economic conditions, such as a recession, can adversely affect the price of silver. Silver is used in a wide range of industrial applications, and an economic downturn could have a negative impact on its demand and, consequently, its price and the price of the shares. (ii) A significant change in the attitude of speculators and investors towards silver. Should the speculative community take a negative view towards silver, a decline in world silver prices could occur, negatively impacting the price of the shares. (iii) A significant increase in silver price hedging activity by silver producers. Traditionally, silver producers have not hedged to the same extent as other producers of precious metals (gold, for example) do. Should there be an increase in the level of hedge activity of silver producing companies, it could cause a decline in world silver prices, adversely affecting the price of the shares of the Silver ETPs.
SMALLER COMPANIES RISK (AIVC, CNBS, COWS, GAMR, HAKY, IPAY, ITEQ, MJ, NDIV,
SILJ, and USNG)
Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also are often traded in the over-the-counter market and tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.
SMALL- AND MEDIUM-SIZED COMPANIES RISK (SMAP, STBQ, and TKNQ)
Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

197

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
SOFR RISK (SOFR)
SOFR is intended to broadly measure the cost of overnight borrowing collateralized by U.S. Treasury securities. As a financing rate based on overnight secured transactions, SOFR differs fundamentally from other established rates, and there is no assurance that SOFR or SOFR-based rates will perform similarly to other benchmarks. SOFR is relatively new, has not been widely implemented, and may not be widely accepted in the market. Its limited history means future performance cannot be predicted. SOFR may also be more volatile than other benchmark rates, reflecting the volatility of the overnight U.S. Treasury repo market. The Federal Reserve Bank of New York has conducted operations in this market to maintain the federal funds rate, but there is no assurance such operations will continue, and their impact is uncertain and could adversely affect investments linked to SOFR.
SOLANA FUTURES ETF RISK (SOLM)
Solana Futures ETFsare exchange-traded investment products registered under the 1940 Act that seek investment results that correspond to the performance of SOL primarily through investments in SOL futures contracts. Solana Futures ETFs trade on a securities exchange, although the shares of a Solana Futures ETF may, at times, trade at a premium or discount to its net asset value. Solana Futures ETFs have managed exposure to SOL futures contracts, which primarily consistent of standardized, cash-settled SOL futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”).
STABLECOIN RISK (STBQ)
Stablecoins are digital tokens designed to maintain a stable value relative to a reference asset, most commonly the U.S.  dollar, and are widely used as a medium of exchange and store of value within crypto markets. Despite their intended stability, stablecoins are subject to unique risks that may impact their value, utility, and adoption. Stablecoins circulate on public blockchains, where transactions are transparent and tamper-resistant, but their stability depends on the credibility of their underlying reserves or mechanisms, market liquidity, and the effectiveness of arbitrage. Stablecoins may be issued by centralized entities and backed by fiat reserves, by decentralized protocols using on-chain collateral, or through algorithmic mechanisms that attempt to maintain pegs without full reserves. Each design presents distinct risks: reserve-backed stablecoins are exposed to risks related to the composition, liquidity, and custody of reserves, as well as the quality and frequency of attestations or audits. Protocol-based stablecoins depend on the quality and volatility of collateral, overcollateralization ratios, and the security of smart contracts.
SUBSIDIARY INVESTMENT RISK (BAGY, BITY, EHY, ETTY, SOLM, STBQ, TKNQ and XRPM)
Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the Subsidiary — will provide investors with 1940 Act protections.
TECHNOLOGY COMPANIES RISK (AIVC, AWAY, GAMR, HACK, IPAY, ITEQ, STBQ, and TKNQ)
Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
TIMBER COMPANIES RISK (NDIV)
Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind-storms, flooding,

198

Amplify ETF Trust
Additional Information
March 31, 2026 (Unaudited)(Continued)
other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.
TOKENIZATION RISK (TKNQ)
Tokenization refers to the process of representing ownership of securities as digital tokens on a distributed ledger or blockchain platform. Tokenization involves converting the rights to a security  —  such as shares, bonds, or other financial instruments  —  into a digital token that can be securely recorded, transferred, and tracked using blockchain technology. These digital tokens are intended to serve as a digital representation of the underlying security, and may facilitate more efficient transactions, enhanced transparency, and streamlined recordkeeping.
U.S. TREASURY SECURITIES RISK (EHY, ETTY, ISWN, SOLM, SWAN, TLTP, and XRPM)
U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury securities to decline.
UTILITIES COMPANIES RISK (USNG)
Utilities companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utilities companies.
VIDEO GAMING COMPANIES RISK (GAMR)
Video gaming companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of Video gaming companies.
VOLATILITY RISK (BAGY, BITY, EHY, and ETTY)
The trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin, over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. Over the course of 2023, bitcoin prices continued to exhibit extreme volatility. Over the past ten years (using data ending July 31, 2024), bitcoin has exhibited a historical annualized volatility of 69.84% and maximum annual price decrease of 81.51%.
XRP FUTURES ETF RISK (XRPM)
XRP Futures ETFs are exchange-traded investment products registered under the 1940 Act that seek investment results that correspond to the performance of XRP primarily through investments in XRP futures contracts. XRP Futures ETFs trade on a securities exchange, although the shares of a XRP Futures ETF may, at times, trade at a premium or discount to its net asset value. XRP Futures ETFs have managed exposure to XRP futures contracts, which primarily consistent of standardized, cash-settled XRP futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”).

199

Amplify ETF Trust
ADDITIONAL INFORMATION, Form N-CSRS – ITEMS 8-11
March 31, 2026 (Unaudited)
The below information is required disclosure from Form N-CSRS.
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Under the Investment Advisory Agreement, in exchange for a single investment advisory fee from each Fund, with the exception of CNBS, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses. For CNBS, remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Compliance fees”, “Principal Financial Officer fees” and “Trustees’ fees”.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on
(i)	November 12, 2025,[1] the Board considered the approval of, and approved, the Investment Management Agreement between the Trust and the Adviser and:
(a)
the Investment Sub-Advisory Agreement between (1) the Adviser and Penserra Capital Management LLC (“Penserra”) and (2) the Adviser and Capital Wealth Planning LLC (“CWP”) on behalf of the Amplify ETF Fund noted below:

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF (“DIVO”)
(b)	the Investment Sub-Advisory Agreement between the Adviser and Tidal Investments LLC (“Tidal”), on behalf of the Amplify ETF Fund noted below:
AMPLIFY AI POWERED EQUITY ETF (“AIEQ”)
AMPLIFY BLOCKCHAIN TECHNOLOGY ETF (“BLOK”)
AMPLIFY BLUESTAR ISREAL TECHNOLOGY ETF (“ITEQ”)
AMPLIFY ENERGY & NATURAL RESOURCES COVERED CALL ETF (“NDIV”)
AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF (“ETHO”)
AMPLIFY HACK CYBERSECURITY COVERED CALL ETF
AMPLIFY JUNIOR SILVER MINERS ETF (“SILJ”)
AMPLIFY LITHIUM AND BATTERY TECHNOLOGY ETF (“BATT”)
(c)	the Investment Sub-Advisory Agreement between (1) the Adviser and Tidal and (2) the Adviser and Seymour Asset Management, LLC (“SAM”) on behalf of the Amplify ETF Funds noted below:
AMPLIFY SEYMOUR CANNABIS ETF (“CNBS”)
AMPLIFY ALTERNATIVE HARVEST ETF (“MJ”)
(d)	the Investment Sub-Advisory Agreements between (1) the Adviser and Tidal and (2) the Adviser and Cerity Partners, LLC (“Cerity”) on behalf of the Amplify ETF Fund noted below:
AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF (“SWAN”)
AMPLIFY BLACKSWAN ISWN ETF (“ISWN”)
[1]
The Securities and Exchange Commission issued an order on March 25, 2020, granting exemptions from certain provisions of the Investment Company Act of 1940 (the “Company Act”) requiring the votes of the board of directors be cast in-person (the “Order”). On June 19, 2020, the Commission extended that Order until such date to be specified in a public notice which will be “no earlier than December 31, 2020”. See https://www.sec.gov/rules/exorders/2020/ic-33897.pdf. To date, the Commission has not issued any such public notice.

200

Amplify ETF Trust
ADDITIONAL INFORMATION, Form N-CSRS – ITEMS 8-11
March 31, 2026 (Unaudited)(Continued)
(e)	the Investment Sub-Advisory Agreements between the Adviser and Samsung Asset Management (New York), Inc. (“Samsung”) on behalf of the Amplify ETF Fund noted below:
AMPLIFY BLOOMBERG U.S. TRESURY 12% PREMIUM INCOME ETF (“TLTP”)
AMPLIFY SAMSUNG SOFR ETF (“SOFR”)
(f)	the Investment Sub-Advisory Agreements between the Adviser and Penserra on behalf of the Amplify ETF Fund noted below:
AMPLIFY STABLECOIN TECHNOLOGY ETF (“STBQ”)
AMPLIFY TOKENIZATION TECHNOLOGY ETF (“TKNQ”)
AMPLIFY MUNICIPAL CEF HIGH INCOME ETF (“YYYM”)
(g)
the Investment Sub-Advisory Agreements between (1) the Adviser and Penserra and (2) the Adviser and Kelly Strategic Management, LLC (“Kelly Intelligence”) on behalf of the Amplify ETF Fund noted below:

AMPLIFY XRP 3% MONTHLY OPTION INCOME ETF (“XRPM”)
and
(ii)	February 10, 2026,[1] the Board considered the approval of, and approved, the Investment Management Agreement between the Trust and the Adviser and:
(a)	the Investment Sub-Advisory Agreements between the Adviser and Penserra on behalf of the Amplify ETF Fund noted below:
AMPLIFY MUNICIPAL CEF HIGH INCOME ETF (“YYYM”)
Each of the dates referenced above (November 12, 2025 and February 10, 2026) will be hereinafter referred to as the “Approval Meeting” with respect to the ETF Funds approved on such date.
With respect to AIEQ, BLOK, ITEQ, NDIV, ETHO, HAKY, SILJ, and BATT, the term “Sub-Adviser” shall mean Tidal. With respect to DIVO, the term “Sub-Adviser” shall mean both Penserra and CWP. With respect to CNBS and MJ, the term “Sub-Adviser” shall mean both Tidal and SAM. With respect to ISWN and SWAN, the term “Sub-Adviser” shall mean both Tidal and Cerity. With respect to TLTP and SOFR, the term “Sub-Adviser” shall mean Samsung. With respect to STBQ, TKNQ and YYYM, the term “Sub-Adviser” shall mean Penserra. With respects to XRPM, the term “Sub-Adviser” shall mean both Penserra and Kelly.
The Adviser and the Sub-Adviser for DIVO was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 22, 2016 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for DIVO was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about June 12, 2018, June 11, 2019, December 10, 2019, December 8, 2020, December 2, 2021, December 14, 2022, December 12, 2023, November 12, 2024, and November 12, 2025.
The Adviser and the Sub-Adviser for BLOK was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 22, 2016 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for BLOK was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about June 12, 2018, June 11, 2019, December 10, 2019, December 8, 2020, December 2, 2021, December 14, 2022, December 12, 2023, November 12, 2024, and November 12, 2025.
The Adviser and the Sub-Adviser for BATT was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about March 13, 2018 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for BATT was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about December 10, 2019, December 8, 2020, December 2, 2021, December 14, 2022, December 12, 2023, November 12, 2024, and November 12, 2025.
The Adviser and the Sub-Adviser for SWAN was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about September 18, 2018 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for SWAN was approved by the Board, and separately by its Independent Trustees, for

201

Amplify ETF Trust
ADDITIONAL INFORMATION, Form N-CSRS – ITEMS 8-11
March 31, 2026 (Unaudited)(Continued)
additional one-year terms at meetings held on October 14, 2018, September 15, 2020, September 14, 2021, September 13, 2022, September 12, 2023, August 13, 2024, August 14, 2024, August 12, 2025 and November 12, 2025.
Amplify and Penserra were originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about March 12, 2019 as the Adviser and the initial sub-adviser for CNBS for an initial two-year term. Thereafter, Amplify and Penserra were approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about December 8, 2020 and December 2, 2021 for additional one-year terms. At a meeting held on March 15, 2023, the Board, including a separate vote by its Independent Trustees, considered and approved adding SAM as a co-sub-adviser with Penserra (SAM and Penserra referred together hereinafter as the “Sub-Adviser”) to the Fund for an additional one- year term. Thereafter, the Adviser and Sub-Adviser for CNBS were approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about December 12, 2023. At a meeting held on November 12, 2024, the Board, including a separate vote by its Independent Trustees, considered and approved adding Tidal as a co-sub-adviser with Penserra (Tidal and Penserra referred together hereinafter as the “Sub-Adviser”) to the Fund for an additional one- year term and removing SAM as a co-sub-adviser. Thereafter, the Adviser and Sub-Adviser for CNBS was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at a meeting held on or about November 12, 2025.
The Adviser and the Sub-Adviser for ISWN was originally approved by the Board, and separately by its Independent Trustees at a meeting held on December 8, 2020 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for ISWN was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on March 15, 2023, September 12, 2023, August 13, 2024, August 14, 2024, August 12, 2025, and November 12, 2025.
The Adviser and the Sub-Adviser for NDIV was originally approved by the Board and separately by its Independent Trustees, at a meeting held on or about June 7, 2022 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for NDIV was approved by the Board and separately by its Independent Trustees, for additional one-year terms at meetings held on or about May 14, 2024, May 13, 2025 and November 12, 2025.
The Adviser and the Sub-Adviser for SOFR was originally approved by the Board, and separately by its Independent Trustees, on September 12, 2023 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for SOFR was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about August 14, 2024, August 12, 2025 and November 12, 2025.
The Adviser and the Sub-Adviser for SILJ, ITEQ, ETHO, and AIEQ were originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 16, 2023 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for SILJ, ITEQ, ETHO, and AIEQ was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about May 13, 2025, and November 12, 2025.
The Adviser and the Sub-Adviser for MJ was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 16, 2023 for an initial two-year term. At a meeting held on November 12, 2024, the Board, including a separate vote by its Independent Trustees, considered and approved adding SAM as a co-sub-adviser with Tidal (SAM and Tidal referred together hereinafter as the “Sub-Adviser”) to the Fund for an additional one- year term. Thereafter, the Adviser and Sub-Advisers for MJ were approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about May 13, 2025, and November 12, 2025.
The Adviser and the Sub-Adviser for TLTP was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about August 13, 2024 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for TLTP was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about November 12, 2025.
The Adviser and the Sub-Adviser for XRPM, STBQ, TKNQ and HAKY was originally approved by the Board, and separately by its Independent Trustees, on November 12, 2025 for an initial two-year term.
The Adviser and the Sub-Adviser for YYYM was originally approved by the Board, and separately by its Independent Trustees, on February 10, 2026 for an initial two-year term.

202

Amplify ETF Trust
ADDITIONAL INFORMATION, Form N-CSRS – ITEMS 8-11
March 31, 2026 (Unaudited)(Continued)
Each of the meetings referenced above are hereinafter referred to as the “Review Meetings” for the applicable ETF Fund.
At each of the Review Meetings, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser. Prior to the Review Meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser and (iii) the existence, or anticipated existence, of economies of scale. After review of the written materials and discussion during the Review Meeting, the Board, including the Independent Trustees in a separate vote, approved the initial two year term for the Adviser and the respective Sub-Adviser for each of the Amplify ETF Funds listed for an additional one year term.
At each of the Approval Meetings, the Board, including the Independent Trustees met to discuss and review the Agreements with respect to each of the Amplify ETF Funds listed herein. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Prior to the Approval Meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. At the Approval Meeting, representatives from the Adviser and the Sub-Adviser, along with other service providers of the applicable Amplify ETF Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching each of the Amplify ETF Fund listed herein, the relevant Amplify ETF Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision. Thereafter, the Board, including the Independent Trustees in a separate vote, approved the following Amplify ETF Fund products: DIVO, BLOK, BATT, SWAN, CNBS, ISWN, NDIV, SOFR, SILJ, ITEQ, ETHO, MJ, AIEQ and TLTP; the retention of the Adviser and each of the Sub-Adviser and their respective Agreements, for an additional one-year term.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the relevant Amplify ETF Fund and the portfolio manager responsible for investing the portfolio of the relevant Amplify ETF Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.
Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the relevant Amplify ETF Fund listed herein under the respective Agreement were expected to be appropriate and reasonable.

203

Amplify ETF Trust
ADDITIONAL INFORMATION, Form N-CSRS – ITEMS 8-11
March 31, 2026 (Unaudited)(Continued)
Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the relevant Amplify ETF Fund’s proposed investment management fee as set forth in the following chart:

DIVO	Amplify CWP Enhanced Dividend Income ETF (“DIVO”)	0.55%
BLOK	Amplify Blockchain Technology ETF (“BLOK”)	0.70%
BATT	Amplify Lithium & Battery Technology ETF (“BATT”)	0.59%
SWAN	Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”)	0.49%
CNBS	Amplify Seymour Cannabis ETF (“CNBS”)	0.65%[2]
ISWN	Amplify BlackSwan ISWN ETF (“ISWN”)	0.49%
NDIV	Amplify Energy & Natural Resources Covered Call ETF (“NDIV”)	0.59%
SOFR	Amplify Samsung SOFR ETF (“SOFR”)	0.20%
SILJ	Amplify Junior Silver Miners ETF (“SILJ”)	0.69%
ITEQ	Amplify BlueStar Israel Technology ETF (“ITEQ”)	0.75%
ETHO	Amplify Etho Climate Leadership U.S. ETF (“ETHO”)	0.45%
MJ	Amplify Alternative Harvest ETF (“MJ”)	0.75%
AIEQ	Amplify AI Powered Equity ETF (“AIEQ”)	0.75%
TLTP	Amplify TLT U.S. Treasury 12% Option Income ETF (“TLTP”)	0.30%
HAKY	Amplify HACK Cybersecurity Covered Call ETF (“HAKY”)	0.65%
STBQ	Amplify Stablecoin Technology ETF (“STBQ”)	0.69%
TKNQ	Amplify Tokenization Technology ETF (“TKNQ”)	0.69%
YYYM	Amplify Municipal CEF High Income ETF (“YYYM”)	0.50%
XRPM	Amplify XRP 3% Monthly Option Income ETF (“XRPM”)	0.75%

[2]
The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 0.75% of average daily net assets until March 1, 2027.

The proposed investment management fee was compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed the relevant Amplify ETF Fund to the Board’s satisfaction over the course of the previous years.
The Trustees noted that the proposed annual investment management fee to be charged to all of the Amplify ETF Fund noted in the chart above (with the exception of CNBS) was a unitary fee, and that the Adviser has agreed to pay all other expenses of the relevant Amplify ETF Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the relevant Amplify ETF Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and relevant Sub-Adviser. With respect to CNBS, the Trustees noted that the .65% fee charged to the Amplify ETF Fund, with the agreement to waive its advisory fee or assume as its own expense certain expenses which would otherwise be payable to CNBS to the extent necessary that the total annual fund operating expenses do not exceed .75% is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser.
In conjunction with their review of the fees for CNBS and the unitary investment management fee for each of the other Amplify ETF Funds, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the relevant Amplify ETF Fund appeared to be reasonable.
Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the relevant Amplify ETF Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the relevant Amplify ETF Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty

204

Amplify ETF Trust
ADDITIONAL INFORMATION, Form N-CSRS – ITEMS 8-11
March 31, 2026 (Unaudited)(Continued)
in expenses for the relevant Amplify ETF Fund. The Trustees considered whether the proposed advisory fee rate for the relevant Amplify ETF Fund is reasonable in relation to the projected asset size of the relevant Amplify ETF Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.
The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the relevant Amplify ETF Fund, and had noted that it will not, initially, have any soft dollar arrangements.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the relevant Amplify ETF Fund listed herein.

205

Amplify ETF Trust
Supplemental Information
March 31, 2026 (Unaudited)
DISTRIBUTION OF PREMIUMS AND DISCOUNTS
NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.
INFORMATION ABOUT THE TRUSTEES
The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.
DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

206

Amplify ETF Trust
Privacy Policy
March 31, 2026 (Unaudited)
AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY
Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:
(a)	protecting the personal information you provide to us;
(b)	telling you how we use the information we gather about you; and
(c)	ensuring that you know why we intend to disclose your personal information.
CHANGES TO THIS PRIVACY POLICY
This Privacy Policy is dated January 1, 2020. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.
INFORMATION COLLECTION AND USE
Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.
Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.
Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.
Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.
Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.
E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.
Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our

207

Amplify ETF Trust
Privacy Policy
March 31, 2026 (Unaudited)(Continued)
Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.
Use of Website Analytics
We currently use third party analytics tools to gather information for purposes of improving Amplify’s website and marketing our products and services to you. These tools employ cookies.
What are Cookies?
Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.
Why Do We Use Cookies?
Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.
If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.
In broad terms, we use cookies on our Websites for the following purposes:
•
Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•
Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•
Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

To find out how to opt-out of these services please:
— Call us: 1-855-267-3837
— Email us: info@amplifyetfs.com
•
Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•
Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

208

Amplify ETF Trust
Privacy Policy
March 31, 2026 (Unaudited)(Continued)
Further Information About Cookies
If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.
THIRD PARTY WEBSITES
Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.
SECURITY
Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.
CONTACT US
We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

209

Investment Adviser:
Amplify Investments LLC
3333 Warrenville Road, Suite 350
Lisle, IL 60532
Investment Sub-Advisers:

Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Tidal Investments, LLC 234 W. Florida St., Suite 203 Milwaukee, WI 53204	Cerity Partners LLC 335 Madison Avenue, 23rd Floor New York, NY 10017
Seymour Asset Management LLC 1 Old Point Road Quogue, New York 11959	Kelly Strategic Management, LLC 7887 East Belleview Avenue, Suite 1100 Denver, CO 80111
Samsung Asset Management (New York), Inc. 152 West 57th Street New York, New York 10019	Curi Capital, LLC One North Wacker Drive, Suite 3500 Chicago, IL 60606

Legal Counsel:
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator:
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
Transfer Agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian:
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	6/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	6/2/2026

By (Signature and Title)*	/s/ Bradley H. Bailey
Bradley H. Bailey, Chief Financial Officer

Date	6/2/2026

* Print the name and title of each signing officer under his or her signature.